As filed with the SEC on April 30, 2020

Registration No. 33-24400

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 41	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 110	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY

ACCOUNT I

(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE

COMPANY

(Name of depositor)

900 Salem Street

Smithfield, Rhode Island 02917

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON, JR.

President

Fidelity Investments Life Insurance Company

900 Salem Street

Smithfield, Rhode Island 02917

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):

☐    immediately upon filing pursuant to paragraph (b) of rule 485

☒   on April 30, 2020, pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a) (1) of rule 485

☐    on       , pursuant to paragraph (a) (1) of rule 485

☐	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page of
☐	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page

Prospectus

Fidelity Retirement Reserves®

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life," "we," "us," the "Company," or "FILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options & Fixed Account

You may direct your money to one or more of the 60 variable subaccounts (the "Investment Options") of Fidelity Investments Variable Annuity Account I (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

You may also direct part of your money to a fixed-rate investment option funded through our general account (the "Fixed Account").

The Fidelity VIP Funds are managed by Fidelity Management & Research Company LLC: Fidelity® VIP Asset Manager, Fidelity® VIP Asset Manager: Growth, Fidelity® VIP Balanced, Fidelity® VIP Bond Index, Fidelity® VIP Communication Services, Fidelity® VIP Consumer Discretionary, Fidelity® VIP Consumer Staples, Fidelity® VIP ContrafundSM, Fidelity® VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity® VIP Dynamic Capital Appreciation, Fidelity® VIP Energy, Fidelity® VIP Emerging Markets, Fidelity® VIP Equity Income, Fidelity® VIP Extended Market Index (sub-advised by Geode), Fidelity® VIP Financial Services, Fidelity® VIP Floating Rate High Income, Fidelity® VIP FundsManager® 20%, Fidelity® VIP FundsManager® 50%, Fidelity® VIP FundsManager® 60%, Fidelity® VIP FundsManager® 70%, Fidelity® VIP FundsManager® 85%, Fidelity® VIP FreedomSM 2005, Fidelity® VIP FreedomSM 2010, Fidelity® VIP FreedomSM 2015, Fidelity® VIP FreedomSM 2020, Fidelity® VIP FreedomSM 2025, Fidelity® VIP FreedomSM 2030, Fidelity® VIP Freedom IncomeSM, Fidelity® VIP Government Money Market, Fidelity® VIP Growth, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP Health Care, Fidelity® VIP High Income, Fidelity® VIP Index 500 (sub-advised by Geode), Fidelity® VIP Industrials, Fidelity® VIP International Capital Appreciation, Fidelity® VIP International Index (sub-advised by Geode), Fidelity® VIP Investment Grade Bond, Fidelity® VIP Materials, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income, Fidelity® VIP Technology, Fidelity® VIP Total Market Index (sub-advised by Geode), Fidelity® VIP Utilities, Fidelity® VIP Value, and Fidelity® VIP Value Strategies.

Other Funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund and Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Morgan Stanley Emerging Markets Debt Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, and Morgan Stanley Global Strategist Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

NRR7

i

Fund Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports for funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Variable Account. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Variable Account electronically, by visiting Fidelity's web site at fidelity.com/mailpreferences.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, please visit Fidelity's website at fidelity.com/mailpreferences or call Fidelity toll-free at 1-800-634-9361. Your election to receive reports in paper will apply to all funds held with Fidelity.

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2020. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 47.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Government Money Market Investment Option or the prospectuses for all the Investment Options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:

Nationally  1-800-544-2442

Date: April 30, 2020

NRR7

Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	4
The Variable Account	4
Financial Statements	4
The Funds	4
Facts About the Contract
Purchase of a Contract	8
Free Look Privilege	9
Investment Allocation of Your Purchase Payments	9
Trading Among Variable Subaccounts	10
Accumulation Units	13
Withdrawals	13
Signature Guarantee or Customer Authentication	14
Charges	14
Death Benefit	15
Required Distributions Upon Death	15
Annuity Date	16
Selection of Annuity Income Options	16
Fixed, Variable, or Combination Annuity Income Options	16
Types of Annuity Income Options	17
Abandoned Property	18
Reports to Owners	18
The Fixed Account
The Fixed Account	18
More About the Contract
Tax Considerations	19
Other Contract Provisions	22
Selling the Contracts	22
Automatic Deduction Plan	23
Special Provisions Applicable to Sales Under Sponsored Arrangements	23
Dollar Cost Averaging	23
Automatic Rebalancing	23
Postponement of Payment	24
More About the Variable Account and the Funds
Changes in Investment Options	24
Total Return for a Subaccount	24
Voting Rights	24
Resolving Material Conflicts	25
Litigation	25
Appendix A: Accumulation Unit Values	26
Table of Contents of the Statement of Additional Information	47

NRR7

Glossary

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity payments are based.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Beneficiary or Beneficiaries - The person or persons who receive the proceeds in the event of the death of all the Owners or the Annuitant.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime, before the deduction of any taxes.

Code - The Internal Revenue Code of 1986, as amended.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner(s) or You - The person or persons who have the ownership rights and privileges of the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Fixed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Funds - The mutual fund portfolios in which the Investment Options invest.

Death Benefit - Amount payable to the Beneficiary or Beneficiaries upon the death of the Annuitant before the Annuity Date.

Fixed Account - A fixed-rate investment option funded through Fidelity Investments Life's general account. Fidelity Investments Life credits interest to the amount allocated to the Fixed Account at a rate declared periodically in advance. The Fixed Account may also be referred to as the "Guaranteed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the variable Investment Options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

NRR7

Summary of the Contract

Purpose

•  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.

•  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else. On the Annuity Date, the Annuitant becomes the Owner of the Contract.

•  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.

•  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Fixed Account") only if you own one of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA. The Fixed Account may also be referred to as the "Guaranteed Account". We guarantee that amounts allocated to the Fixed Account will earn interest at declared rates and are subject to any maximum allocation amount limitations shown in your contract.

•  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1)  on a non-qualified basis;

(2)  on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA; or

(3)  by exchanging Fidelity Variable Annuity (another annuity contract issued by Fidelity Investments Life).

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. Each addition must be at least $250 and the Annuitant must still be living. We may reduce these minimums for individuals under certain sponsored arrangements or for automatic deduction plans.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. You may make additional rollover contributions to a Qualified Contract as long as each addition is at least $2,500. You may also make additions to a Contract before annuity payments begin (the "Annuity Date"). Some Contracts may have lower minimums.

Investment Options

You may direct your money to one or more of the 60 Subaccounts of the Variable Account. Each Investment Option invests exclusively in one of the mutual funds ("Funds") described in "The Funds" below. The Funds are managed or sub-advised by Fidelity Management & Research Company LLC, Geode, BlackRock, Franklin Templeton, Invesco, Lazard, Morgan Stanley and PIMCO. Each Fund has its own investment objective, policies and risks, as described in its separate fund prospectus, and if available, summary prospectus. Except for the Fidelity VIP Government Money Market Portfolio, each Fund is intended for long-term investment. We may add additional Investment Options in the future.

Fixed Account

Subject to any maximum allocation amount limitations shown in your contract, you may currently allocate funds to a fixed-rate investment option funded through our general account ("the Fixed Account") if you own one of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA. We guarantee that amounts allocated to the Fixed Account will earn interest daily at an annual rate that will never be less than the guaranteed rate stated in your Policy Schedule. The fixed rate will be reset periodically. Any funds in the Fixed Account do not fluctuate with the investment performance of our general account or of the Investment Options.

Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract.

NRR7

1

The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options.

•  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.

•  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.

•  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Beneficiary you select. See Death Benefit. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death.

Charges

We assess the following charges.

(1)  Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year.

•  Before the Annuity Date, we deduct this charge from your Contract Value.

•  After the Annuity Date, we currently waive this charge, but we reserve the right to deduct it from each annuity income payment on a pro rata basis.

•  We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. In addition, we will waive this charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with FILI or Fidelity Investments.

(2)  Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3)  Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Fixed Account.

(4)  Additional Mortality Risk Charge. If the Owner elected a Death Benefit Rider, we will deduct a mortality charge once each quarter while the Rider remains in effect. The amount of the charge will be a percentage of the Contract Value on the date of the quarterly charge, as defined in the Rider. We will stop deducting this charge once the Annuitant reaches his or her 85th birthday.

(5)  Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to deduct premium taxes when we incur such taxes.

(6)  Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of twelve per calendar year.

(7)  Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

(8)  Other Taxes.

For further information on the charges described above, see Charges.

NRR7

2

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Privilege

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Government Money Market Investment Option during the free look period, and in most cases, it will remain there for the entire free look period. In some instances, your Purchase Payment may be placed in the Government Money Market Investment Option for only part of the free look period. See Free Look Privilege.

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

FEE TABLE

The following tables describe the fees and expenses that you will pay while owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00	A

A  Although we do not intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of twelve per calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Fund fees and expenses.

	Current Charge		Maximum Charge
Annual Maintenance Charge	$30.00	A	$50.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees	0.75%		0.75%
Daily Administrative Charge	0.05%		0.25	%B
Total Separate Account Annual Expenses	0.80%		1.00%

A  We deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge up to $50 if warranted by the expenses we incur.

B  Although we do not intend to deduct more than 0.05% per year, we reserve the right to increase this annual rate to 0.25%.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.53%

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Example 1 assumes maximum contract charges and maximum fees and expenses of any of the Funds. Example 2 assumes

NRR7

3

current contract charges and maximum fees and expenses of any of the Funds. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) Assuming maximum contract charges:

1 year	3 years	5 years	10 years
$258	$793	$1,355	$2,884

(2) Assuming current contract charges:

1 year	3 years	5 years	10 years
$237	$731	$1,251	$2,677

Facts About Fidelity Investments Life, the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. Fidelity Investments Life is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Abigail P. Johnson, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. Fidelity Investments Life's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 900 Salem Street, Smithfield, Rhode Island 02917. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of Fidelity Investments Life established on July 22, 1987. It is used to support the variable annuity contracts described herein and other forms of variable annuity contracts issued by Fidelity Investments Life, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account's financial statements appear in the Statement of Additional Information.

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI and for the Variable Account may be found in the Statement of Additional Information.

THE FUNDS

There are currently 60 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

NRR7

4

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY®
Fidelity® VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company LLC
Fidelity® VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company LLC
Fidelity® VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company LLC
Fidelity® VIP Bond Index Portfolio	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity Management & Research Company LLC
Fidelity® VIP Communication Services*	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP ContrafundSM Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Equity-Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company LLC
Fidelity® VIP Extended Market Index Portfolio	Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalizations U.S. companies	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company LLC
Fidelity® VIP Freedom IncomeSM Portfolio	Seeks high total return with a secondary objective of principal preservation	Fidelity Management & Research Company LLC
Fidelity® VIP FreedomSM 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC

NRR7

5

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity® VIP FreedomSM 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP FreedomSM 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP FreedomSM 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP FreedomSM 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP FreedomSM 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 50% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 60% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 70% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 85% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP Government Money Market Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital and liquidity	Fidelity Management & Research Company LLC
Fidelity® VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company LLC
Fidelity® VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP International Index Portfolio	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity Management & Research Company LLC/Geode Capital Management, LLC

NRR7

6

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity® VIP Investment Grade Bond Portfolio	Seeks as high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company LLC
Fidelity® VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Total Market Index Portfolio	Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund	Seeks income	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY*
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.

NRR7

7

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Strategist Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

VIP refers to Variable Insurance Products.

VIT refers to Variable Insurance Trust.

*  Morgan Stanley refers to Morgan Stanley Variable Insurance Fund, Inc.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442, or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

•  Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations.

•  To purchase a Non-qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. For a Non-qualified Contract, the proposed Annuitant must be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).

Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date. If we receive an incomplete application, we will request the information necessary to complete the application.

Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

A Non-qualified Contract may also be purchased by exchanging Fidelity Variable Annuity. In this situation, we will exchange the original Contract for a new Contract with a purchase price equal to the Contract Value of the original Contract on the date of the exchange. In

NRR7

8

addition, a Contract purchased through such an exchange will be subject to certain special provisions, which are described throughout the prospectus.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

•  Additional Payments to Contracts

Contract Owners that were issued contracts other than NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA are not allowed to make transfers or additional payments into the Fixed Account. Additional payments are allowed into the Variable Account.

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250. You may, however, elect to make regular monthly payments of a minimum of $100 by authorizing regular transfers from a checking account. See Automatic Deduction Plan. Furthermore, we may offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See Special Provisions Applicable to Sales Under Sponsored Arrangements.

You may make a telephone, mail or Internet request to add an additional payment to the Contract from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity account ("Fidelity Account"). You may also request to add an additional payment by moving money from your bank account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

You may make additional payments to a Qualified Contract of additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. See Tax Considerations. The smallest such payment we will accept is $2,500, unless your Contract provides for a lower minimum.

After the free look period, additional payments allocated to the variable Subaccounts will be credited to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units.

Payments allocated to the Fixed Account will be credited under your Contract as of the date the payment is received at our Annuity Service Center. See The Fixed Account.

We may limit the maximum amount of initial or subsequent payments that we will accept.

FREE LOOK PRIVILEGE

The entire portion of any net purchase payment allocated to the Variable Account will be placed in the Government Money Market Subaccount during the free look period, and in most cases, it will remain in the Government Money Market Subaccount for the entire free look period, which is generally 15 calendar days after the Contract is mailed to you. The Contract Value in the Government Money Market Subaccount will then be transferred to the Subaccounts you chose on the application or in any later instructions to us. If your free look period ends on a non-business day, the next business day will be used.

If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. We will promptly refund the greater of (1) your purchase payment (without interest) or (2) the amount of your purchase payment plus the investment performance of the Government Money Market Investment Option.

If you are replacing an existing insurance product in certain states or if you are a California resident over age 60, the Contract may be returned within 30 days after you receive it. During the first 15 days, the entire portion of your net purchase payment allocated to the Variable Account will be invested in the Government Money Market Subaccount. After that period of time, the value in the Government Money Market Subaccount will then be transferred to the Subaccounts you chose on your application. If you return your Contract after 15 days but within 30 days, you will receive a refund of your Contract Value reflecting investment performance from issue to the day your Contract is received by the insurance company or its authorized representative.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

As described above, your Contract Value in the Government Money Market Subaccount will be allocated among the variable Subaccounts according to the instructions on your application or your later instructions to us, based on the respective Accumulation Unit Values of the Subaccounts at that time. The portion of your initial payment allocated to the Fixed Account will be credited directly to the Fixed Account.

NRR7

9

Payments after the free look period are allocated directly to the selected Investment Options. All percentage allocations must be in whole numbers. Contract Owners that were issued contracts other than NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA are not allowed to make transfers or additional payments into the Fixed Account. Contract Owners that were issued NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA may not allocate more than $50,000 (including transfers) to the Fixed Account during any one Contract Year, and such allocations are only allowed prior to the Annuity Date. The Fixed Account may also be subject to an overall maximum allocation amount limitation. See Fixed Account Transfers. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the Government Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the Fund management strategy and increase Fund expenses, which are borne by all Contract Owners participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than five per Contract Year. For certain contracts issued after May 1, 1997, FILI also reserves the right to charge for exchanges in excess of twelve per calendar year. We may also require you to submit your exchange instructions by mail.

The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by sending a letter or calling the Annuity Service Center or on our Internet website.

•  Trading by Telephone or Internet

Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchange provisions, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

•  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt

NRR7

10

portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, FILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by Fidelity Management & Research Company LLC or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other funds managed by Fidelity Management & Research Company LLC or one of its affiliates may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

Frequent Trading Monitoring and Restriction Procedures.

FILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by FILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

NRR7

11

Exceptions.

FILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Transactions of $1,000 or less within an investment option will not count toward the roundtrip limits (both ends of the roundtrip must exceed this threshold);

(3)  Dollar cost averaging, automatic rebalancing, automatic annuity builder, systematic withdrawal program and annuity payments will not count toward an Investment Option's roundtrip limits;

(4)  FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

•  Effective Date of Exchanges Among Variable Subaccounts

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

•  Fixed Account Transfers

Content in this section pertaining to transfers to the Fixed Account only applies to Owners of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA. Owners of all other contracts are not allowed to make transfers to the Fixed Account.

You may make transfers to and from the Fixed Account only with our consent, and only before the Annuity Date. You may currently make one transfer per Contract Year from the Variable Account to the Fixed Account, but the total of such transfer plus any purchase payment amounts allocated to the Fixed Account during that Contract Year may not exceed $50,000. The Fixed Account may also be subject to an overall maximum allocation amount limitation.

The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the Investment Options, the percentages must be in whole numbers.

The amount that you may transfer from the Fixed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Fixed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Fixed Account during each Contract Year. We do not permit a transfer or an additional payment into the Fixed Account during the 12 months following the withdrawal or transfer out of the Fixed Account.

When you withdraw or transfer amounts out of the Fixed Account the amounts that have been credited to the Fixed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2021, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Fixed Account.

•  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options.

NRR7

12

ACCUMULATION UNITS

When you allocate your net purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount.

WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Investment Options in proportion to your Contract Value in each investment option at the time of the withdrawal.

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the contract is in dispute.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Fixed Account under any circumstances for not more than six months. See Postponement of Payment.

Partial Telephone Withdrawals from Annuity Contracts

Clients may request a partial withdrawal by telephone, mail, or internet. Withdrawals by telephone are limited to the following criteria (limitations for online withdrawals may be lower):

1.  Withdrawals of $500 to $500,000 with no more than $500,000 being withdrawn within a seven day period. (Withdrawals greater than $500,000 must be requested in writing with a signature guarantee from all registered owners.)

2.  The client may not withdraw an amount which would reduce the contract balance to less than $2,500. This would require a surrender of the contract which must be completed in writing and signed by all registered owners.

3.  For contracts that have had an address change in the last 10 days, the limit is $25,000. (Withdrawals greater than $25,000 must be requested in writing with a signature guarantee from all registered owners.)

4.  The check must be made payable to all registered account owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered owners.)

5.  The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned annuity contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered account to an individually registered account or from a Trust account into an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

6.  Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

•  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Investment Options at the time of each withdrawal. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

NRR7

13

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of account ownership.

2.  Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

1.  Annual Maintenance Charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. In addition, we waive this annual maintenance charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with FILI or Fidelity Investments.

We also reserve the right to assess this charge against all Contracts (except for those Contracts issued after May 1, 1990 by exchanging Fidelity Variable Annuity). We will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge on the Annuity Date or the date the Contract is surrendered. After the Annuity Date, we currently waive this charge, but we reserve the right to deduct this charge on a pro rata basis from each annuity income payment. The charge assessed after the Annuity Date will never be greater than the charge that was in effect just prior to the Annuity Date.

2.  Daily Administrative Charge. Each day, we deduct from the assets of the Subaccounts, but not the Fixed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.25%.

3.  Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of not more than 0.75%. As with the daily administrative charge, this charge does not apply to the Fixed Account. We guarantee never to increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit.

The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

In the event a Beneficiary continues the Contract as their own or defers payment of the proceeds, the Daily Administrative Charge and Mortality and Expense Risk Charge will continue to be assessed.

4.  Additional Mortality Risk Charge. If the Owner elected a Death Benefit Rider we will deduct a mortality charge once each quarter while the Rider remains in effect. The amount of the charge will be a percentage of the Contract Value on the date of the quarterly charge, as defined in the Rider. We will stop deducting this charge once the Annuitant reaches his or her 85th birthday.

NRR7

14

5. Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. The entire amount of your purchase payments will be allocated to the Investment Options you select. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payment. Maine, South Dakota and Wyoming currently require us to pay a premium tax upon receipt of your purchase payment on Non-qualified contracts. Currently, California and West Virginia are the only two states that impose a premium tax on Qualified Contract premiums. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

6. Exchange Charge. On certain Contracts issued after May 1, 1997 we reserve the right to charge for exchanges in excess of twelve per calendar year.

7. Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

8. Other Taxes. We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See Fidelity Investments Life's Taxes.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

DEATH BENEFIT

If the Annuitant dies on or before his or her 85th birthday and the death occurs before the Annuity Date, we will, upon receipt at the Annuity Service Center of proof of death and the required paperwork from all of the Beneficiaries, pay a Death Benefit to the Beneficiaries you have designated.

Unless a Death Benefit Rider was elected by the Owner, for contracts issued in most states, the Death Benefit will be the greater of (1) or (2) below:

1)  The purchase payments made, adjusted for any partial withdrawals or partial 1035 exchanges as described in the following sentence plus any applicable taxes. Withdrawals or partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawal or partial 1035 exchange.

2)  The Contract Value on the date that proof of death is received by the Company at the Annuity Service Center. Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents, from all of the Beneficiaries.

If the Owner elected a Death Benefit Rider, the Death Benefit will be calculated according to the terms in such Rider.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death, as defined above, is received by the Company at the Annuity Service Center.

REQUIRED DISTRIBUTIONS UPON DEATH

The below discussion relates specifically to Non-qualified Contracts. For a description of the rules applicable to Qualified Contracts, please see the IRA Disclosure Statement that accompanies this prospectus.

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If any Owner of a Non-qualified Contract dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to a Designated Beneficiary, as defined by the Internal Revenue Code, if (1) the Beneficiary's or second Owner's entire interest is payable over the Beneficiary's or second Owner's lifetime by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary or second Owner is not a spouse of the deceased Owner, in which case the Beneficiary / second Owner may elect to have their entire interest paid over a period not extending beyond their life expectancy in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary / second Owner can not make ad hoc partial withdrawals but can surrender their Contract for its Cash Surrender Value at any time), or (3) the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract, or their

NRR7

15

portion of the Contract, as the Owner. If a surviving spouse who is the surviving Owner and Beneficiary does not, when requested, advise the insurance company whether he or she intends to continue the Contract as his or her own, the insurance company may elect to continue the contract. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. Please note that in the event state escheatment laws require escheatment to the state before the end of the maximum distribution period from the date of death of the Owner allowed by the Code, a Beneficiary / surviving Owner may not have the entire distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

If the Contract is jointly owned and if either Owner dies before the Annuity Date, the entire interest will be distributed to the surviving Owner unless the deceased Owner was the Annuitant. In that case, the Beneficiary will receive the distribution.

If the Owner is a corporation or other non-individual and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Contract were owned by one individual who was also the Annuitant and that individual had died prior to the Annuity Date.

See Types of Annuity Income Options for information on payments to Beneficiaries following the death of the last surviving Annuitant on or after the Annuity Date.

We intend to administer the Contracts to comply with federal tax law.

ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. For a Qualified Contract, you may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. For a Non-qualified Contract, you may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 95th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date. Once annuity payments begin, depending on the annuity payment option chosen, it may not be possible to change later to a different form of payment, or to make any withdrawals.

If under a Non-qualified Contract you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws.

The Contract Value allocated to the Fixed Account, less any maintenance charge and premium taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any maintenance charge and premium taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Income Option No. 3 under Types of Annuity Income Options.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

•  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, your Contract Value will be transferred to the Fixed Account. The annuity income payments will be fixed in amount and will be determined by (1) the fixed annuity provisions selected, (2) the sex of the Annuitant (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) the applicable annuity payments rates. The applicable annuity payment rates will be the greater of:

(a)  The guaranteed annuity income payment rates set forth in your Contract; and

(b)  The annuity rates in effect on the Annuity Date for the same payment option.

NRR7

16

•  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the sex of the Annuitant (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) an assumed annual investment return of 3.5%. The applicable annuity payment rates will be the greater of:

(a)  The guaranteed annuity income payment rates set forth in your Contract; and

(b)  The annuity rates in effect on the Annuity Date for the same payment option.

All subsequent variable annuity income payments are calculated based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable income annuity payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer or exchange involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

•  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Fixed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

•  Important

After the Annuity Date, transfers between the Variable Account and the Fixed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value on the Annuity Date would not provide an initial monthly payment of at least $20, we may pay the proceeds in a single sum rather than pursuant to the selected option.

1.  Life Annuity. We will make income payments monthly during the Annuitant's lifetime ceasing with the last payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly payments.

2.  Joint and Survivor Annuity. Under this option we will provide monthly income payments during the joint lifetimes of the Annuitant, and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option in Qualified Contracts — see the IRA Disclosure Statement that accompanies this prospectus. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3.  Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly income payments during the lifetime(s) of the Annuitant(s), and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period cannot exceed the amount permitted under the Code or may be limited to ensure compliance with the Code.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Beneficiary or Beneficiaries during the remaining months of the term selected. However, a Beneficiary may, at any

NRR7

17

time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of a Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Beneficiary is received at the Annuity Service Center.

•  You may choose to have income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the Annuity Income Options provided for in the Contracts, other Annuity Income Options may be made available by the Company.

ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before the end of the maximum distribution period from date of death allowed by the Code, a Beneficiary may not have the entire distribution period as described in the Contract to withdraw the Contract Value.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

Contract Owners have access to their contract information online at Fidelity.com

The Fixed Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account option under the Contracts have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Fixed Account option are not subject to the provisions of those Acts, and Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account option. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Facts About the Fixed Account

•  As noted earlier, you may allocate a portion of your purchase payments or transfer a part of your Contract Value to a fixed-rate investment option funded through our general account (the "Fixed Account") only if you own one of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA. The Fixed Account may also be referred to as the "Guaranteed Account" and may be subject to an overall maximum allocation amount limitation.

NRR7

18

•  Any funds in the Fixed Account do not fluctuate with the investment experience of our general account.

•  We guarantee that funds held in the Fixed Account will accrue daily at the minimum interest rate that is required by law.

•  When a purchase payment is received or an amount is transferred into the Fixed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Fixed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Fixed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

•  The amount of your Contract Value in the Fixed Account and the amount of interest credited will be included in the quarterly statements we send to you. See Reports to Owners.

More About the Contract

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements — see Required Distributions Upon Death.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if an Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

NRR7

19

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1)  the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2)  the Owner's interest in the Contract cannot be forfeitable; and

(3)  annuity and Death Benefit payments must satisfy certain required minimum distributions. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

•  A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an Annuity Income Option.

•  An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.

•  Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

•  The taxable portion of a distribution is generally taxed as ordinary income.

•  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

•  Taxes on Partial Withdrawals

Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your purchase payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a Qualified Contract is zero, and the partial withdrawal will be fully taxed.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code ("Partial 1035") from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or "boot" under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

•  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar

NRR7

20

amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed. Please note systematic withdrawal payments received under the Stretch Benefit Option described in Required Distributions Upon Death are taxed as annuity income payments.

•  3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)  the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)  the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

•  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1)  distributions made to persons on or after age 59 1/2;

(2)  distributions made after death of the Owner;

(3)  distributions to a recipient who has become disabled;

(4)  distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5)  in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

•  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which required minimum annuity or Death Benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

Fidelity Investments Life's Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

NRR7

21

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1.  Owner. As an Owner named in the application, you have the rights and privileges specified in the Contract. Only a spouse can be added as a joint owner unless the contract is issued in California, Oregon, Pennsylvania or Vermont, in which case the joint owner can be a non-spouse. Owners own the Contract in accordance with its terms. Because they are inconsistent with the operation of the Contract, we will not accept applications with additional legal terms such as "tenancy by the entirety," "joint tenants in common," or "joint ownership by husband and wife."

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change an Owner or Beneficiary (but not the Annuitant) by notifying us in writing. You may not, however, change the Owner of a Qualified Contract. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments we make before the request is received and recorded at the Annuity Service Center. Ownership changes of Non-qualified contracts may be taxable. You should consult a tax advisor before completing this type of change. If there are two Owners, both Owners must provide any written authorizations.

2.  Beneficiary. The Beneficiary(ies) is (are) named on the application unless later changed. We will pay the proceeds (upon receipt at the Annuity Service Center of proof of death and the required paperwork from all the Beneficiaries) to the Beneficiary or Beneficiaries if all the Owners or the Annuitant dies before the Annuity Date. No Beneficiary has rights in the Contract until all the Owners or the Annuitant has died. If no Beneficiary survives the deceased Annuitant or the last deceased Owner, the proceeds will be paid to the surviving Owner(s) or to the estate or estates of the deceased Owner(s). All Beneficiaries must be identified by name. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

3.  Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

4.  Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. An assignment will affect your rights and the rights of any Beneficiary. We will not be responsible for the validity of any assignment. A Qualified Contract may not be assigned. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

5.  Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR LLC, our parent company, distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Company LLC is the distributor of the Fidelity family of funds. The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Company LLC is 900 Salem Street, Smithfield, Rhode Island 02917.

Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. first year sales compensation of not more than 2% of payments received in the first Contract Year as well as renewal sales compensation in later years based on persistency of Contracts and the size of Contract Values. Our renewal sales compensation payments will be approximately equal to 0.10% of the Contract Value as of the end of each Contract Year.

NRR7

22

AUTOMATIC DEDUCTION PLAN

Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. This minimum may be reduced for Contracts issued under certain sponsored arrangements. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

SPECIAL PROVISIONS APPLICABLE TO SALES UNDER SPONSORED ARRANGEMENTS

•  Reduction of Charges

We may reduce the annual maintenance charge on Contracts offered to individuals under a sponsored arrangement. See Charges. We determine the eligibility of groups for such reduced charges, and the amount of such reductions for particular groups, by considering the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which we believe to be relevant in determining whether administrative expenses may be expected.

Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified on a uniform basis. Our reductions in charges for sponsored sales will not be unfairly discriminatory to the interests of any Contract Owners.

Contracts issued under a sponsored arrangement generally utilize unisex annuity purchase rates.

•  Reduction of Minimum Purchase Payment Requirements

We may also reduce minimum purchase payment requirements on Contracts issued under these arrangements. Because of these reductions, we include a provision in such Contracts that allows us to cancel smaller, inactive Contracts. If we cancel your Contract under this provision, we will pay you your Contract Value in a single sum payment. Specifically, we may, at our option, cancel such a Contract prior to the Annuity Date if all of the following conditions exist at the same time: (1) no purchase payments have been made during the previous 24 months; (2) the total purchase payments credited to the Contract are less than $2,000; and (3) the Contract Value is less than $2,000.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the "Exchange Date"). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

NRR7

23

•  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

•  You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

POSTPONEMENT OF PAYMENT

•  In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.

•  We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.

•  However, we may delay payment if (a) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits postponement of payment to protect our Contract Owners.

•  In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Fixed Account for not more than six months. If payment from the Fixed Account is delayed for more than 30 days, we will credit it with interest from the date of withdrawal at a rate not less than 3.0% per year compounded annually (3.5% per year for most Contracts issued before May 1, 1997) or, if greater, the rate required by law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a portfolio's investment objectives or restrictions, because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

NRR7

24

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

NRR7

25

Appendix A

Accumulation Unit Values
Fidelity Investments Variable Annuity Account I
Condensed Financial Information

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	56.85	66.68	2,589,622
2018	60.55	56.85	2,821,928
2017	53.49	60.55	3,094,096
2016	52.32	53.49	3,368,761
2015	52.66	52.32	3,656,323
2014	50.16	52.66	4,025,496
2013	43.70	50.16	4,434,563
2012	39.17	43.70	4,899,440
2011	40.52	39.17	5,524,929
2010	35.75	40.52	6,238,057

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	38.10	46.42	1,191,722
2018	41.59	38.10	1,299,582
2017	35.31	41.59	1,422,894
2016	34.74	35.31	1,559,574
2015	34.99	34.74	1,700,192
2014	33.32	34.99	1,945,962
2013	27.44	33.32	2,087,911
2012	23.96	27.44	2,340,061
2011	25.74	23.96	2,635,988
2010	22.30	25.74	2,990,543

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	32.58	40.24	3,324,750
2018	34.29	32.58	3,430,702
2017	29.69	34.29	3,704,503
2016	27.90	29.69	3,830,217
2015	27.96	27.90	4,179,284
2014	25.56	27.96	4,222,299
2013	21.54	25.56	4,245,841
2012	18.87	21.54	4,278,857
2011	19.73	18.87	4,704,242
2010	16.85	19.73	5,314,290

NRR7

26

Fidelity VIP Bond Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		10.15	10.92	971,640
2018	*	10.00	10.15	260,461

*  Period from 06/08/2018 - 12/31/2018

Fidelity VIP Communication Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	14.88	19.63	353,145
2018	15.85	14.88	258,719
2017	15.66	15.85	249,638
2016	12.85	15.66	721,792
2015	12.65	12.85	293,124
2014	12.32	12.65	222,400
2013	10.24	12.32	300,270
2012	8.58	10.24	356,301
2011	8.83	8.58	276,641
2010	7.57	8.83	331,966

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	30.65	38.68	505,355
2018	31.24	30.65	625,500
2017	25.78	31.24	535,175
2016	24.70	25.78	666,803
2015	23.77	24.70	1,271,827
2014	21.86	23.77	689,502
2013	15.62	21.86	1,104,561
2012	12.94	15.62	576,063
2011	13.28	12.94	464,439
2010	10.19	13.28	916,763

NRR7

27

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	21.40	27.99	623,472
2018	25.63	21.40	613,651
2017	22.53	25.63	927,383
2016	21.90	22.53	1,339,339
2015	20.17	21.90	1,019,321
2014	17.58	20.17	917,685
2013	14.55	17.58	1,174,451
2012	12.71	14.55	1,262,755
2011	11.84	12.71	849,603
2010	10.36	11.84	557,296

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	89.46	116.77	7,274,917
2018	96.33	89.46	8,027,489
2017	79.68	96.33	8,815,960
2016	74.36	79.68	9,672,461
2015	74.46	74.36	10,777,512
2014	67.06	74.46	11,792,740
2013	51.49	67.06	12,904,202
2012	44.59	51.49	14,458,154
2011	46.11	44.59	16,245,800
2010	39.65	46.11	18,499,736

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	17.43	21.39	849,428
2018	20.22	17.43	1,110,708
2017	19.04	20.22	1,249.591
2016	15.65	19.04	1,740,674
2015	16.09	15.65	1,589,913
2014	15.41	16.09	1,744,280
2013	11.23	15.41	2,341,884
2012	9.51	11.23	1,414,595
2011	9.72	9.51	1,655,349
2010	7.80	9.72	1,638,282

NRR7

28

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	31.32	40.41	428,260
2018	33.19	31.32	507,361
2017	27.01	33.19	559,696
2016	26.47	27.01	710,282
2015	26.34	26.47	1,036,660
2014	23.94	26.34	1,114,956
2013	17.42	23.94	1,083,317
2012	14.31	17.42	930,612
2011	14.82	14.31	766,432
2010	12.62	14.82	998,007

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		9.05	11.62	833,547
2018		11.13	9.05	898,282
2017		7.61	11.13	1,557,913
2016		7.43	7.61	586,014
2015	*	8.69	7.43	655,105

*  Period from 04/30/2015 to 12/31/2015

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	20.05	21.90	1,057,975
2018	26.80	20.05	1,173,999
2017	27.70	26.80	1,337,882
2016	20.87	27.70	1,836,553
2015	26.47	20.87	1,801,419
2014	30.53	26.47	2,165,827
2013	24.73	30.53	2,484,401
2012	23.74	24.73	3,183,229
2011	25.19	23.74	4,323,883
2010	21.26	25.19	4,828,050

NRR7

29

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	105.67	133.60	2,558,692
2018	116.16	105.67	2,824,931
2017	103.72	116.16	3,142,184
2016	88.60	103.72	3,467,370
2015	93.00	88.60	3,757,534
2014	86.23	93.00	4,196,574
2013	67.83	86.23	4,678,162
2012	58.29	67.83	5,186,879
2011	58.20	58.29	5,929,084
2010	50.95	58.20	6,841,710

Fidelity VIP Extended Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		8.41	10.50	299,957
2018	*	10.00	8.41	83,646

*  Period from 06/08/2018 - 12/31/2018

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	14.40	19.19	1,003,598
2018	17.22	14.40	1,322,071
2017	14.32	17.22	2,066,710
2016	12.16	14.32	2,472,140
2015	12.73	12.16	1,359,097
2014	11.57	12.73	1,503,666
2013	8.71	11.57	1,861,828
2012	6.83	8.71	1,637,185
2011	8.66	6.83	1,521,800
2010	8.14	8.66	1,846,941

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		10.83	11.69	917,988
2018		10.94	10.83	1,012,617
2017		10.62	10.94	522,292
2016		9.81	10.62	555,871
2015		9.90	9.81	326,472
2014	*	10.00	9.90	114,707

*  Period from 04/30/2014 to 12/31/2014

NRR7

30

Fidelity VIP Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	15.21	16.90	645,486
2018	15.64	15.21	708,701
2017	14.54	15.64	768,116
2016	14.02	14.54	769,079
2015	14.18	14.02	784,626
2014	13.78	14.18	896,581
2013	13.16	13.78	868,393
2012	12.45	13.16	886,671
2011	12.35	12.45	770,156
2010	11.58	12.35	763,755

Fidelity VIP Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	16.64	18.78	444,192
2018	17.28	16.64	449,476
2017	15.68	17.28	426,889
2016	15.06	15.68	373,696
2015	15.22	15.06	410,320
2014	14.71	15.22	480,049
2013	13.51	14.71	446,923
2012	12.43	13.51	423,601
2011	12.51	12.43	397,347
2010	11.33	12.51	421,002

Fidelity VIP Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	17.96	20.68	476,627
2018	18.86	17.96	520,277
2017	16.81	18.86	560,895
2016	16.07	16.81	613,380
2015	16.25	16.07	718,645
2014	15.67	16.25	864,375
2013	13.92	15.67	957,676
2012	12.55	13.92	1,035,511
2011	12.68	12.55	1,196,260
2010	11.31	12.68	1,365,417

NRR7

31

Fidelity VIP Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	18.58	21.80	1,066,876
2018	19.73	18.58	1,158,901
2017	17.28	19.73	1,288,976
2016	16.45	17.28	1,411,308
2015	16.64	16.45	1,599,228
2014	16.02	16.64	1,816,336
2013	14.11	16.02	1,895,307
2012	12.68	14.11	2,006,333
2011	12.82	12.68	2,254,923
2010	11.43	12.82	2,368,707

Fidelity VIP Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	18.83	22.44	1,148,588
2018	20.16	18.83	1,130,268
2017	17.43	20.16	1,253,151
2016	16.56	17.43	1,389,314
2015	16.74	16.56	1,557,172
2014	16.09	16.74	1,742,922
2013	13.98	16.09	1,825,959
2012	12.43	13.98	1,852,059
2011	12.66	12.43	1,869,090
2010	11.15	12.66	1,966,755

Fidelity VIP Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	19.89	24.04	738,321
2018	21.45	19.89	862,372
2017	18.34	21.45	855,139
2016	17.41	18.34	698,427
2015	17.58	17.41	792,793
2014	16.87	17.58	927,073
2013	14.18	16.87	961,109
2012	12.42	14.18	856,982
2011	12.79	12.42	908,522
2010	11.13	12.79	1,039,382

NRR7

32

Fidelity VIP Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	19.96	24.64	834,190
2018	21.83	19.96	906,563
2017	18.19	21.83	957,323
2016	17.20	18.19	949,684
2015	17.38	17.20	1,010,879
2014	16.69	17.38	1,002,555
2013	13.83	16.69	1,025,431
2012	12.06	13.83	1,072,253
2011	12.48	12.06	1,069,675
2010	10.84	12.48	1,075,571

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	14.06	15.40	2,860,471
2018	14.41	14.06	3,008,760
2017	13.54	14.41	3,503,322
2016	13.27	13.54	3,804,407
2015	13.38	13.27	3,911,089
2014	12.96	13.38	4,168,731
2013	12.36	12.96	4,519,077
2012	11.81	12.36	5,124,891
2011	11.63	11.81	5,111,204
2010	10.91	11.63	4,849,812

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	15.85	18.54	4,095,208
2018	16.86	15.85	4,536,895
2017	14.85	16.86	5,059,652
2016	14.36	14.85	5,623,631
2015	14.46	14.36	5,844,989
2014	13.87	14.46	6,520,044
2013	12.17	13.87	7,007,512
2012	11.14	12.17	7,680,006
2011	11.27	11.14	8,013,270
2010	10.16	11.27	8,385,367

NRR7

33

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	15.15	18.11	1,770,457
2018	16.32	15.15	1,881,643
2017	14.06	16.32	2,157,915
2016	13.53	14.06	2,404,697
2015	13.58	13.53	2,844,634
2014	12.99	13.58	3,206,657
2013	11.04	12.99	3,204,752
2012	9.97	11.04	3,162,529
2011	10.26	9.97	3,469,741
2010	9.10	10.26	3,317,744

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	16.49	20.06	2,223,036
2018	17.97	16.49	2,543,721
2017	15.19	17.97	2,823,039
2016	14.59	15.19	3,007,277
2015	14.64	14.59	3,378,046
2014	14.03	14.64	3,649,925
2013	11.62	14.03	4,003,479
2012	10.34	11.62	3,975,570
2011	10.74	10.34	4,597,382
2010	9.47	10.74	5,145,400

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	16.79	21.02	1,235,894
2018	18.58	16.79	1,414,409
2017	15.21	18.58	1,564,369
2016	14.51	15.21	1,761,971
2015	14.57	14.51	2,039,142
2014	13.95	14.57	2,404,521
2013	11.01	13.95	2,675,949
2012	9.73	11.01	3,023,907
2011	10.35	9.73	3,563,105
2010	8.98	10.35	4,052,315

NRR7

34

Fidelity VIP Government Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	20.97	21.22	10,455,058
2018	20.79	20.97	10,945,578
2017	20.82	20.79	9,169,117
2016	20.94	20.82	10,418,352
2015	21.11	20.94	11,178,276
2014	21.27	21.11	11,916,873
2013	21.44	21.27	14,129,145
2012	21.58	21.44	15,608,557
2011	21.73	21.58	19,936,293
2010	21.86	21.73	21,512,929

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	149.59	199.32	2,388,353
2018	151.06	149.59	2,616,142
2017	112.68	151.06	2,854,616
2016	112.69	112.68	3,029,045
2015	105.99	112.69	3,339,732
2014	96.00	105.99	3,701,281
2013	70.98	96.00	4,018,383
2012	62.39	70.98	4,424,146
2011	62.77	62.39	5,062,659
2010	50.96	62.77	5,763,535

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	36.32	46.85	2,123,774
2018	40.22	36.32	2,348,609
2017	34.69	40.22	2,649,668
2016	30.12	34.69	2,900,681
2015	31.07	30.12	3,134,161
2014	28.35	31.07	3,503,520
2013	21.40	28.35	3,740,261
2012	18.19	21.40	4,009,162
2011	18.05	18.19	4,268,380
2010	15.84	18.05	4,942,058

NRR7

35

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	37.31	52.13	2,732,599
2018	33.45	37.31	2,232,067
2017	25.06	33.45	2,184,465
2016	25.18	25.06	2,365,696
2015	24.04	25.18	3,051,197
2014	21.60	24.04	2,698,547
2013	15.79	21.60	3,217,088
2012	13.31	15.79	3,599,781
2011	13.11	13.31	3,827,482
2010	10.68	13.11	3,888,006

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	46.96	59.80	1,913,960
2018	43.90	46.96	2,355,560
2017	35.39	43.90	2,377,266
2016	39.82	35.39	2,949,676
2015	37.74	39.82	4,527,348
2014	28.64	37.74	4,927,534
2013	18.49	28.64	4,606,802
2012	15.43	18.49	2,802,296
2011	14.36	15.43	2,642,001
2010	12.34	14.36	2,035,909

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	52.55	60.01	1,063,536
2018	54.78	52.55	1,114,081
2017	51.64	54.78	1,281,661
2016	45.42	51.64	1,445,746
2015	47.51	45.42	1,555,851
2014	47.34	47.51	1,795,004
2013	45.05	47.34	2,083,273
2012	39.76	45.05	2,504,053
2011	38.52	39.76	2,504,926
2010	34.12	38.52	2,917,761

NRR7

36

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	78.43	102.19	5,125,006
2018	82.78	78.43	5,471,996
2017	68.56	82.78	5,904,486
2016	61.79	68.56	6,280,495
2015	61.47	61.79	6,454,320
2014	54.56	61.47	6,985,290
2013	41.59	54.56	7,258,338
2012	36.17	41.59	7,602,730
2011	35.73	36.17	8,344,326
2010	31.32	35.73	9,604,270

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	40.87	51.96	496,757
2018	48.55	40.87	595,885
2017	40.73	48.55	704,128
2016	35.44	40.73	807,609
2015	36.41	35.44	788,218
2014	34.56	36.41	999,876
2013	24.92	34.56	1,239,442
2012	20.96	24.92	955,527
2011	22.16	20.96	1,278,607
2010	17.04	22.16	1,533,870

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		18.08	23.91	804,093
2018		20.89	18.08	838,667
2017		15.43	20.89	979,983
2016		16.03	15.43	747,194
2015	*	16.59	16.03	868,600

*  Period from 04/30/2015 to 12/31/2015

Fidelity VIP International Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		8.61	10.38	310,707
2018	*	10.00	8.61	164,622

*  Period from 06/08/2018 - 12/31/2018

NRR7

37

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	42.73	46.48	2,917,461
2018	43.31	42.73	3,072,104
2017	41.89	43.31	3,426,660
2016	40.31	41.89	3,796,369
2015	40.88	40.31	3,999,292
2014	38.94	40.88	4,399,870
2013	39.97	38.94	4,797,041
2012	38.05	39.97	6,385,050
2011	35.73	38.05	7,156,532
2010	33.41	35.73	8,124,403

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	16.82	18.92	403,091
2018	22.19	16.82	491,629
2017	17.75	22.19	698,839
2016	15.94	17.75	614,062
2015	17.66	15.94	613,831
2014	17.74	17.66	840,486
2013	14.64	17.74	1,005,397
2012	12.28	14.64	1,385,246
2011	13.49	12.28	1,772,017
2010	10.58	13.49	2,937,739

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	41.95	51.37	4,581,943
2018	49.49	41.95	5,284,261
2017	41.29	49.49	5,849,631
2016	37.09	41.29	6,545,497
2015	37.91	37.09	7,330,689
2014	35.96	37.91	8,027,673
2013	26.61	35.96	9,018,529
2012	23.36	26.61	10,062,445
2011	26.34	23.36	12,364,234
2010	20.61	26.34	14,918,504
NRR7

38

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	45.96	58.25	1,230,360
2018	54.38	45.96	1,386,261
2017	42.08	54.38	1,592,063
2016	44.68	42.08	1,668,498
2015	43.46	44.68	1,913,316
2014	47.66	43.46	1,373,243
2013	36.84	47.66	1,528,658
2012	30.76	36.84	1,760,034
2011	37.43	30.76	2,056,331
2010	33.36	37.43	2,355,416

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	33.24	40.64	735,812
2018	35.74	33.24	772,132
2017	34.62	35.74	916,448
2016	33.00	34.62	1,198,882
2015	32.07	33.00	1,351,028
2014	24.84	32.07	1,520,723
2013	24.59	24.84	1,474,565
2012	20.91	24.59	2,093,512
2011	19.50	20.91	1,980,608
2010	15.07	19.50	2,262,393

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	19.66	21.62	2,454,499
2018	20.34	19.66	2,684,556
2017	19.02	20.34	3,152,853
2016	17.71	19.02	3,195,424
2015	18.15	17.71	3,539,037
2014	17.66	18.15	4,223,990
2013	17.75	17.66	4,876,374
2012	16.19	17.75	6,801,345
2011	15.60	16.19	7,333,085
2010	14.34	15.60	7,534,671

NRR7

39

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	35.02	52.57	2,582,899
2018	38.22	35.02	2,774,045
2017	25.55	38.22	3,196,117
2016	23.12	25.55	2,170,728
2015	21.94	23.12	2,372,351
2014	19.76	21.94	2,440,151
2013	15.59	19.76	2,446,863
2012	13.37	15.59	3,048,760
2011	14.94	13.37	4,328,483
2010	11.79	14.94	5,486,041

Fidelity VIP Total Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		8.98	11.64	863,422
2018	*	10.00	8.98	507,223

*  Period from 06/08/2018 - 12/31/2018

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	28.14	34.39	947,927
2018	26.07	28.14	1,127,891
2017	22.29	26.07	817,278
2016	19.70	22.29	932,593
2015	22.24	19.70	922,817
2014	18.41	22.24	1,327,937
2013	15.34	18.41	1,146,613
2012	14.39	15.34	1,360,430
2011	12.82	14.39	1,641,132
2010	11.62	12.82	1,316,399

NRR7

40

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	19.48	25.53	619,892
2018	22.79	19.48	695,949
2017	19.88	22.79	802,302
2016	17.88	19.88	942,325
2015	18.16	17.88	1,069,865
2014	16.43	18.16	1,015,068
2013	12.50	16.43	917,738
2012	10.43	12.50	726,437
2011	10.78	10.43	1,034,102
2010	9.22	10.78	1,370,079

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	24.06	32.10	805,836
2018	29.33	24.06	928,867
2017	24.77	29.33	1,121,164
2016	22.78	24.77	1,317,255
2015	23.67	22.78	1,553,784
2014	22.34	23.67	1,673,543
2013	17.26	22.34	2,162,526
2012	13.67	17.26	2,474,493
2011	15.11	13.67	2,532,164
2010	12.03	15.11	3,114,887

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		12.22	14.29	344,989
2018		13.32	12.22	418,877
2017		11.81	13.32	530,140
2016		11.45	11.81	510,137
2015		11.64	11.45	631,692
2014		11.51	11.64	665,831
2013		10.13	11.51	601,475
2012	*	9.89	10.13	190,959

*  Period from 04/30/2012 to 12/31/2012

NRR7

41

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		10.01	10.45	345,579
2018		10.06	10.01	277,703
2017		10.00	10.06	356,719
2016		10.02	10.00	485,583
2015		10.05	10.02	299,703
2014		9.80	10.05	245,350
2013		10.10	9.80	129,257
2012	*	10.05	10.10	319,529

*  Period from 04/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		10.84	10.97	396,280
2018		10.72	10.84	399,352
2017		10.60	10.72	426,384
2016		10.38	10.60	454,932
2015		10.94	10.38	671,519
2014		10.83	10.94	754,804
2013		10.74	10.83	653,415
2012	*	10.00	10.74	376,687

*  Period from 04/30/2012 to 12/31/2012

Invesco V.I. Global Core Equity Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	18.63	23.13	318,587
2018	22.17	18.63	347,574
2017	18.19	22.17	382,000
2016	17.16	18.19	414,510
2015	17.55	17.16	472,296
2014	17.57	17.55	529,796
2013	14.46	17.57	595,969
2012	12.81	14.46	662,541
2011	14.50	12.81	787,743
2010	13.17	14.50	947,330

*  On May 28, 2010 this subaccount acquired the assets and liabilities of the Morgan Stanley Global Value Equity subaccount.

NRR7

42

Lazard Retirement Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	13.90	16.32	672,884
2018	17.15	13.90	801,470
2017	13.50	17.15	939,471
2016	11.23	13.50	984,590
2015	14.14	11.23	1,085,746
2014	14.90	14.14	1,359,075
2013	15.18	14.90	1,716,500
2012	12.51	15.18	2,420,270
2011	15.33	12.51	3,075,272
2010	12.56	15.33	4,828,045

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	32.93	37.32	330,155
2018	35.68	32.93	357,150
2017	32.78	35.68	411,575
2016	29.89	32.78	443,801
2015	30.47	29.89	519,162
2014	29.84	30.47	613,851
2013	32.97	29.84	728,402
2012	28.18	32.97	1,325,166
2011	26.54	28.18	1,166,994
2010	24.37	26.54	1,389,916

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	26.79	31.78	736,037
2018	32.72	26.79	827,201
2017	24.42	32.72	965,003
2016	23.06	24.42	1,035,413
2015	26.03	23.06	1,197,614
2014	27.47	26.03	1,421,782
2013	27.98	27.47	1,746,796
2012	23.52	27.98	2,311,310
2011	28.99	23.52	2,965,468
2010	24.55	28.99	4,033,699

NRR7

43

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	17.18	20.08	337,569
2018	18.53	17.18	372,441
2017	16.09	18.53	413,016
2016	15.36	16.09	457,549
2015	16.54	15.36	537,048
2014	16.32	16.54	633,654
2013	14.19	16.32	723,193
2012	12.57	14.19	867,221
2011	13.15	12.57	1,049,297
2010	12.55	13.15	1,488,176

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	11.07	11.43	2,729,851
2018	11.13	11.07	2,809,489
2017	11.07	11.13	3,056,587
2016	11.00	11.07	3,168,595
2015	11.06	11.00	3,331,703
2014	11.05	11.06	3,658,333
2013	11.15	11.05	3,838,824
2012	10.62	11.15	4,852,864
2011	10.59	10.62	4,751,657
2010	10.14	10.59	4,105,605

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	12.19	13.11	557,889
2018	12.57	12.19	774,825
2017	12.22	12.57	902,282
2016	11.71	12.22	958,876
2015	12.13	11.71	1,151,877
2014	11.86	12.13	1,334,496
2013	13.17	11.86	1,844,629
2012	12.21	13.17	4,156,976
2011	11.02	12.21	3,746,158
2010	10.28	11.02	1,949,650

NRR7

44

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	12.71	13.66	2,002,114
2018	12.88	12.71	2,064,812
2017	12.38	12.88	2,306,515
2016	12.15	12.38	2,372,939
2015	12.20	12.15	2,577,428
2014	11.79	12.20	2,816,913
2013	12.12	11.79	3,536,056
2012	11.15	12.12	5,025,290
2011	10.85	11.15	4,518,311
2010	10.12	10.85	4,100,165

Any Subaccounts that were not part of the Variable Account in 2019 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

NRR7

45

THIS PAGE INTENTIONALLY LEFT BLANK

Table of Contents of the Statement of Additional Information

Accumulation Units	2
Fixed Annuity Income Payments	2
Exchanges Among Subaccounts After the Annuity Date	2
Unavailability of Annuity Income Options in Certain Circumstances	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	4
Financial Statements	4
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File no. 811-5315
NRR7-PRO-0420
1.756510.121

NRR7

47

THIS PAGE INTENTIONALLY LEFT BLANK

INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1.  Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2.  You are allowed to revoke or cancel your IRA within ten (10) days of the later of (1) the date of the application for the IRA; or (2) the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your entire contribution. FILI will refund the greater of: (1) your Purchase Payment in full, neither crediting your account for earnings, nor charging it with any administrative expenses, or (2) your contract value at the time of revocation plus any amount deducted from your contribution prior to such time.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0050

Any question regarding this procedure may be directed to a Fidelity Annuity Specialist at 1-800-544-2442.

Contributions

3.  You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4.  Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5.  No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6  The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7.  The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8.  No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9.  Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them except to the extent treated under the tax law as a recovery of non-deductible contribution if any.

10.  To the extent it's included in gross income, a distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11.  You must begin receiving distributions of the assets in your IRAs by your Required Beginning Date ("RBD"). If you were born after June 30, 1949, your RBD is April 1 of the year following the calendar year in which you reach age 72. If you were born before July 1, 1949, your RBD is April 1 of the year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year.

12.  You may select one of the following methods of distribution for the assets of this IRA:

(a)  Distribution as an annuity over your life or your life and the life of a second person designated by you*;

(b)  Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you*;

FVA-91200

Not Part of the Prospectus

(c)  Single sum payment; or

(d)  Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

*  This IRA contract only permits you to designate your spouse or a person not more than ten years younger than you as the joint annuitant

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13.  Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14.  If on December 20, 2019 your IRA was a "Qualified Annuity", as defined by (a)(4)(B) of Section 401 of the Setting Every Community Up for Retirement Enhancement Act of 2019 ("SECURE Act"), then upon your death the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15.  If on December 20, 2019 your IRA was not a "Qualified Annuity", as defined by (a)(4)(B) of Section 401 of the SECURE Act, then upon your death the entire balance must be distributed to the designated Beneficiary within ten (10) years unless:

(a)  The designated Beneficiary is your surviving spouse who either treats the IRA as his or her own IRA or elects to receive payments over his or her own life commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 72; OR

(b)  The designated Beneficiary is an Eligible Designated Beneficiary, as defined under (III) through (V) of 401(a)(9)(E) of the Code, due to being disabled, chronically ill, or not more than 10 years younger than the deceased ("EDB"), and

i)  Fidelity Investments Life Insurance Company is offering annuitization to such EDBs at the time the EDB submits the settlement claim, and

ii)  The EDB elects to have the IRA distributed over his or her lifetime by electing annuitization within 60 days of date of death with distributions beginning within one year of the date of death.

The determination of whether a designated Beneficiary is an EDB is made as of the date of the owner's death.

OR

(c)  The Beneficiary is a nonnatural person, in which case the distribution requirements will depend on whether you die before or after the Annuity Date:

i)  If you die before the Annuity Date, the entire balance must be distributed within five (5) years.

ii)  If you die after the Annuity Date, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

16.  You may rollover all or a portion of your IRA into another IRA or individual retirement account and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17.  Distributions are taxed as ordinary income under Federal income tax laws.

18.  The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19.  Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20.  The Contract has not been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21.  Further information can be obtained from any district office of the Internal Revenue Service.

FVA-91200

Not Part of the Prospectus

2

Prohibited Transactions

22.  If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.

23.  If you or your Beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24.  The value of your investment will depend on how you allocate funds between the Fixed Account and the Subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Fixed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

25.  As further described in the prospectus, the following are charges that the Company currently makes:

(a)  Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Fixed Account.

(b)  Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Fixed Account.

(c)  Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Fixed Account.

FVA-91200

Not Part of the Prospectus

3

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2020

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2020, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

NRR7-PTB-0420
1.756511.121

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10.00. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)  Is the value of the assets at the end of the preceding Valuation Period;

(b)  Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c)  Is the sum of:

(1)  The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2)  The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a)  The income based on the rates shown in the contract's Annuity Tables for the option chosen; and

(b)  The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same plan.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to reallocate the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2019 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the consolidated financial statements of Fidelity Investments Life Insurance Company provided herein.

3

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2019

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$233,645	$1,694,897	$80,641	$399,727	$389,846	$355,773	$519,130	$456,710
Receivable from FILI	14	—	—	—	40	—	33	—
Total assets	233,659	1,694,897	80,641	399,727	389,886	355,773	519,163	456,710
Liabilities:
Payable to FILI	—	—	10	1	—	—	—	—
Total net assets	$233,659	$1,694,897	$80,631	$399,726	$389,886	$355,773	$519,163	$456,710
Net Assets:
Fidelity Retirement Reserves	$221,822	$—	$63,817	$—	$341,791	$—	$476,021	$—
Fidelity Income Advantage	11,837	—	16,814	—	48,095	—	43,142	—
Fidelity Personal Retirement	—	1,689,780	—	399,726	—	355,773	—	456,710
Fidelity Freedom Lifetime Income	—	100	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	5,017	—	—	—	—	—	—
Total net assets	$233,659	$1,694,897	$80,631	$399,726	$389,886	$355,773	$519,163	$456,710
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	10,455	—	1,064	—	2,559	—	2,388	—
Unit Value	$21.22	$—	$60.01	$—	$133.60	$—	$199.32	$—
Fidelity Income Advantage:
Units Outstanding	581	—	292	—	375	—	225	—
Unit Value	$20.35	$—	$57.56	$—	$128.15	$—	$191.20	$—
Fidelity Personal Retirement:
Units Outstanding	—	153,423	—	19,882	—	13,139	—	11,445
Highest Value	$—	$11.73	$—	$27.32	$—	$41.79	$—	$59.02
Lowest Value	$—	$10.29	$—	$17.42	$—	$25.31	$—	$38.14
Fidelity Freedom Lifetime Income:
Units Outstanding	—	9	—	—	—	—	—	—
Unit Value	$—	$11.16	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	426	—	—	—	—	—	—
Highest Unit Value	$—	$9.65	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$9.22	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	101	—	—	—	—	—	—
Highest Unit Value	$—	$9.48	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$9.06	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$78,531	$219,800	$169,415	$767,714	$200,329	$202,331
Receivable from FILI	22	—	71	1	119	—
Total assets	78,553	219,800	169,486	767,715	200,448	202,331
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$78,553	$219,800	$169,486	$767,715	$200,448	$202,331
Net Assets:
Fidelity Retirement Reserves	$71,671	$—	$135,620	$—	$172,725	$—
Fidelity Income Advantage	6,882	—	33,866	—	27,723	—
Fidelity Personal Retirement	—	219,800	—	767,715	—	202,331
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$78,553	$219,800	$169,486	$767,715	$200,448	$202,331
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,230	—	2,917	—	2,590	—
Unit Value	$58.25	$—	$46.48	$—	$66.68	$—
Fidelity Income Advantage:
Units Outstanding	123	—	758	—	432	—
Unit Value	$55.88	$—	$44.59	$—	$63.97	$—
Fidelity Personal Retirement:
Units Outstanding	—	11,047	—	48,437	—	9,376
Highest Value	$—	$26.82	$—	$17.77	$—	$27.10
Lowest Value	$—	$19.50	$—	$13.78	$—	$19.30
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$3,306,458	$67,071	$111,526	$939,296	$1,503,490	$169,790	$2,920,527
Receivable from FILI	9	17	—	—	—	107	1
Total assets	3,306,467	67,088	111,526	939,296	1,503,490	169,897	2,920,528
Liabilities:
Payable to FILI	—	—	—	8	—	—	—
Total net assets	$3,306,467	$67,088	$111,526	$939,288	$1,503,490	$169,897	$2,920,528
Net Assets:
Fidelity Retirement Reserves	$523,706	$55,327	$—	$849,363	$—	$133,793	$—
Fidelity Income Advantage	62,110	11,761	—	89,925	—	36,104	—
Fidelity Personal Retirement	2,720,651	—	111,526	—	1,503,490	—	2,058,103
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	862,425
Total net assets	$3,306,467	$67,088	$111,526	$939,288	$1,503,490	$169,897	$2,920,528
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	5,125	1,192	—	7,275	—	3,325	—
Unit Value	$102.19	$46.42	$—	$116.77	$—	$40.24	$—
Fidelity Income Advantage:
Units Outstanding	633	264	—	802	—	933	—
Unit Value	$98.03	$44.53	$—	$112.02	$—	$38.60	$—
Fidelity Personal Retirement:
Units Outstanding	77,794	—	4,741	—	45,218	—	74,111
Highest Value	$49.27	$—	$31.78	$—	$47.95	$—	$39.53
Lowest Value	$33.82	$—	$21.95	$—	$31.62	$—	$24.93
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	24,733
Highest Value	$—	$—	$—	$—	$—	$—	$35.40
Lowest Value	$—	$—	$—	$—	$—	$—	$20.61
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	14,446
Highest Value	$—	$—	$—	$—	$—	$—	$34.81
Lowest Value	$—	$—	$—	$—	$—	$—	$20.22

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$20,737	$115,114	$119,321	$203,649	$165,694	$599,630	$278,478	$515,047
Receivable from FILI	5	—	8	—	21	—	45	—
Total assets	20,742	115,114	119,329	203,649	165,715	599,630	278,523	515,047
Liabilities:
Payable to FILI	—	—	—	—	—	—	—	—
Total net assets	$20,742	$115,114	$119,329	$203,649	$165,715	$599,630	$278,523	$515,047
Net Assets:
Fidelity Retirement Reserves	$17,310	$—	$99,499	$—	$142,450	$—	$235,418	$—
Fidelity Income Advantage	3,432	—	19,830	—	23,265	—	43,105	—
Fidelity Personal Retirement	—	115,114	—	203,649	—	599,630	—	515,047
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$20,742	$115,114	$119,329	$203,649	$165,715	$599,630	$278,523	$515,047
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	428	—	2,124	—	2,733	—	4,582	—
Unit Value	$40.41	$—	$46.85	$—	$52.13	$—	$51.37	$—
Fidelity Income Advantage:
Units Outstanding	88	—	441	—	465	—	873	—
Unit Value	$39.11	$—	$44.94	$—	$50.00	$—	$49.38	$—
Fidelity Personal Retirement:
Units Outstanding	—	3,275	—	6,454	—	12,243	—	18,695
Highest Value	$—	$53.36	$—	$44.37	$—	$84.50	$—	$42.43
Lowest Value	$—	$33.81	$—	$30.18	$—	$45.64	$—	$23.95
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$33,369	$76,969	$37,240	$198,015	$152,242	$671,838	$25,859	$72,726
Receivable from FILI	11	—	18	—	44	1	14	—
Total assets	33,380	76,969	37,258	198,015	152,286	671,839	25,873	72,726
Liabilities:
Payable to FILI	—	—	—	—	—	—	—	—
Total net assets	$33,380	$76,969	$37,258	$198,015	$152,286	$671,839	$25,873	$72,726
Net Assets:
Fidelity Retirement Reserves	$25,874	$—	$32,604	$—	$135,790	$—	$23,169	$—
Fidelity Income Advantage	7,506	—	4,654	—	16,496	—	2,704	—
Fidelity Personal Retirement	—	76,969	—	198,015	—	671,839	—	72,726
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$33,380	$76,969	$37,258	$198,015	$152,286	$671,839	$25,873	$72,726
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	806	—	948	—	2,583	—	1,058	—
Unit Value	$32.10	$—	$34.39	$—	$52.57	$—	$21.90	$—
Fidelity Income Advantage:
Units Outstanding	241	—	140	—	325	—	128	—
Unit Value	$31.07	$—	$33.13	$—	$50.65	$—	$21.10	$—
Fidelity Personal Retirement:
Units Outstanding	—	2,789	—	5,914	—	12,552	—	5,640
Highest Value	$—	$56.01	$—	$36.90	$—	$106.76	$—	$17.86
Lowest Value	$—	$26.78	$—	$29.78	$—	$46.29	$—	$12.08
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$130,074	$680,655	$22,204	$124,129	$30,592	$123,837	$23,038	$160,376
Receivable from FILI	28	1	10	—	8	—	24	—
Total assets	130,102	680,656	22,214	124,129	30,600	123,837	23,062	160,376
Liabilities:
Payable to FILI	—	—	—	—	—	—	—	—
Total net assets	$130,102	$680,656	$22,214	$124,129	$30,600	$123,837	$23,062	$160,376
Net Assets:
Fidelity Retirement Reserves	$114,459	$—	$19,258	$—	$25,813	$—	$19,556	$—
Fidelity Income Advantage	15,643	—	2,956	—	4,787	—	3,506	—
Fidelity Personal Retirement	—	680,656	—	124,129	—	123,837	—	160,376
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$130,102	$680,656	$22,214	$124,129	$30,600	$123,837	$23,062	$160,376
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,914	—	1,004	—	497	—	505	—
Unit Value	$59.80	$—	$19.19	$—	$51.96	$—	$38.68	$—
Fidelity Income Advantage:
Units Outstanding	271	—	160	—	95	—	94	—
Unit Value	$57.62	$—	$18.49	$—	$50.06	$—	$37.27	$—
Fidelity Personal Retirement:
Units Outstanding	—	12,470	—	5,756	—	3,597	—	4,207
Highest Value	$—	$76.73	$—	$41.88	$—	$52.90	$—	$67.41
Lowest Value	$—	$52.69	$—	$16.68	$—	$30.25	$—	$37.29
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation
Assets:
Investments at market value	$33,348	$175,399	$61,477	$896,128	$21,235
Receivable from FILI	—	—	35	—	6
Total assets	33,348	175,399	61,512	896,128	21,241
Liabilities:
Payable to FILI	17	—	—	—	—
Total net assets	$33,331	$175,399	$61,512	$896,128	$21,241
Net Assets:
Fidelity Retirement Reserves	$29,871	$—	$53,083	$—	$19,229
Fidelity Income Advantage	3,460	—	8,429	—	2,012
Fidelity Personal Retirement	—	175,399	—	896,128	—
Fidelity Freedom Lifetime Income	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—
Total net assets	$33,331	$175,399	$61,512	$896,128	$21,241
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	736	—	2,454	—	804
Unit Value	$40.64	$—	$21.62	$—	$23.91
Fidelity Income Advantage:
Units Outstanding	88	—	401	—	86
Unit Value	$39.32	$—	$20.95	$—	$23.22
Fidelity Personal Retirement:
Units Outstanding	—	6,659	—	49,793	—
Highest Value	$—	$57.82	$—	$21.79	$—
Lowest Value	$—	$23.93	$—	$15.09	$—
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income
Assets:
Investments at market value	$289,855	$18,112	$141,244	$10,906
Receivable from FILI	—	—	—	2
Total assets	289,855	18,112	141,244	10,908
Liabilities:
Payable to FILI	—	—	—	—
Total net assets	$289,855	$18,112	$141,244	$10,908
Net Assets:
Fidelity Retirement Reserves	$—	$15,822	$—	$10,908
Fidelity Income Advantage	—	2,290	—	—
Fidelity Personal Retirement	289,855	—	141,244	—
Fidelity Freedom Lifetime Income	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—
Total net assets	$289,855	$18,112	$141,244	$10,908
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	620	—	645
Unit Value	$—	$25.53	$—	$16.90
Fidelity Income Advantage:
Units Outstanding	—	92	—	—
Unit Value	$—	$24.80	$—	$—
Fidelity Personal Retirement:
Units Outstanding	11,437	—	5,013	—
Highest Value	$48.63	$—	$50.88	$—
Lowest Value	$24.14	$—	$26.29	$—
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—
Unit Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom Income Investor Class	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Assets:
Investments at market value	$81,005	$8,342	$29,607	$9,856	$61,454	$23,256	$99,136
Receivable from FILI	—	—	—	—	—	—	—
Total assets	81,005	8,342	29,607	9,856	61,454	23,256	99,136
Liabilities:
Payable to FILI	—	—	—	—	—	—	—
Total net assets	$81,005	$8,342	$29,607	$9,856	$61,454	$23,256	$99,136
Net Assets:
Fidelity Retirement Reserves	$—	$8,342	$—	$9,856	$—	$23,256	$—
Fidelity Income Advantage	—	—	—	—	—	—	—
Fidelity Personal Retirement	81,005	—	29,607	—	61,454	—	99,136
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$81,005	$8,342	$29,607	$9,856	$61,454	$23,256	$99,136
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	444	—	477	—	1,067	—
Unit Value	$—	$18.78	$—	$20.68	$—	$21.80	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	4,789	—	1,550	—	2,850	—	4,377
Highest Value	$18.43	$—	$23.32	$—	$26.10	$—	$27.62
Lowest Value	$15.07	$—	$17.19	$—	$18.89	$—	$19.75
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Assets:
Investments at market value	$25,772	$203,948	$17,752	$230,229	$20,557	$259,742
Receivable from FILI	1	—	1	—	—	—
Total assets	25,773	203,948	17,753	230,229	20,557	259,742
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$25,773	$203,948	$17,753	$230,229	$20,557	$259,742
Net Assets:
Fidelity Retirement Reserves	$25,773	$—	$17,753	$—	$20,557	$—
Fidelity Income Advantage	—	—	—	—	—	—
Fidelity Personal Retirement	—	203,948	—	230,229	—	259,742
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$25,773	$203,948	$17,753	$230,229	$20,557	$259,742
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,149	—	738	—	834	—
Unit Value	$22.44	$—	$24.04	$—	$24.64	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	8,827	—	9,334	—	10,208
Highest Value	$—	$30.39	$—	$33.11	$—	$35.70
Lowest Value	$—	$20.91	$—	$22.49	$—	$23.84
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Assets:
Investments at market value	$11,020	$32,552	$30,565	$21,013	$212,123	$744,039	$1,594,246
Receivable from FILI	—	19	8	10	—	61	160
Total assets	11,020	32,571	30,573	21,023	212,123	744,100	1,594,406
Liabilities:
Payable to FILI	1	—	—	—	—	—	—
Total net assets	$11,019	$32,571	$30,573	$21,023	$212,123	$744,100	$1,594,406
Net Assets:
Fidelity Retirement Reserves	$—	$—	$—	$18,169	$—	$44,055	$75,944
Fidelity Income Advantage	—	—	—	2,854	—	9,512	41,482
Fidelity Personal Retirement	—	—	—	—	212,123	678,973	1,355,577
Fidelity Freedom Lifetime Income	11,019	32,571	30,573	—	—	11,560	121,403
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$11,019	$32,571	$30,573	$21,023	$212,123	$744,100	$1,594,406
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	—	—	849	—	2,860	4,095
Unit Value	$—	$—	$—	$21.39	$—	$15.40	$18.54
Fidelity Income Advantage:
Units Outstanding	—	—	—	137	—	632	2,295
Unit Value	$—	$—	$—	$20.81	$—	$14.98	$18.04
Fidelity Personal Retirement:
Units Outstanding	—	—	—	—	8,168	42,240	67,434
Highest Value	$—	$—	$—	$—	$42.31	$17.22	$24.98
Lowest Value	$—	$—	$—	$—	$22.81	$14.63	$19.10
Fidelity Freedom Lifetime Income:
Units Outstanding	593	1,559	1,304	—	—	800	6,973
Unit Value	$18.58	$20.88	$23.44	$—	$—	$14.45	$17.40
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$1,918,671	$1,492,702	$500,688	$19,897	$208,494	$8,261	$32,153
Receivable from FILI	86	33	76	6	—	—	—
Total assets	1,918,757	1,492,735	500,764	19,903	208,494	8,261	32,153
Liabilities:
Payable to FILI	—	—	—	—	—	11	—
Total net assets	$1,918,757	$1,492,735	$500,764	$19,903	$208,494	$8,250	$32,153
Net Assets:
Fidelity Retirement Reserves	$32,021	$44,603	$25,988	$17,457	$—	$7,614	$—
Fidelity Income Advantage	17,488	25,521	12,136	2,446	—	636	—
Fidelity Personal Retirement	1,112,704	1,393,186	447,710	—	208,494	—	32,153
Fidelity Freedom Lifetime Income	134,326	29,425	14,930	—	—	—	—
Fidelity Growth and Guaranteed Income	622,218	—	—	—	—	—	—
Total net assets	$1,918,757	$1,492,735	$500,764	$19,903	$208,494	$8,250	$32,153
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,770	2,223	1,236	623	—	403	—
Unit Value	$18.11	$20.06	$21.02	$27.99	$—	$18.92	$—
Fidelity Income Advantage:
Units Outstanding	985	1,306	592	90	—	34	—
Unit Value	$17.68	$19.51	$20.45	$27.29	$—	$18.44	$—
Fidelity Personal Retirement:
Units Outstanding	55,109	62,356	18,769	—	7,129	—	1,593
Highest Value	$28.40	$31.03	$36.17	$—	$37.18	$—	$40.68
Lowest Value	$19.31	$21.64	$22.67	$—	$28.00	$—	$18.76
Fidelity Freedom Lifetime Income:
Units Outstanding	7,243	1,559	751	—	—	—	—
Unit Value	$18.54	$18.87	$19.84	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	18,638	—	—	—	—	—	—
Highest Value	$25.44	$—	$—	$—	$—	$—	$—
Lowest Value	$17.19	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	13,813	—	—	—	—	—	—
Highest Value	$25.01	$—	$—	$—	$—	$—	$—
Lowest Value	$16.87	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Assets:
Investments at market value	$8,801	$65,765	$10,304	$88,075	$11,495	$221,744
Receivable from FILI	6	—	—	—	2	—
Total assets	8,807	65,765	10,304	88,075	11,497	221,744
Liabilities:
Payable to FILI	—	—	—	1	—	—
Total net assets	$8,807	$65,765	$10,304	$88,074	$11,497	$221,744
Net Assets:
Fidelity Retirement Reserves	$6,932	$—	$9,690	$—	$10,734	$—
Fidelity Income Advantage	1,875	—	614	—	763	—
Fidelity Personal Retirement	—	65,765	—	88,074	—	221,744
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$8,807	$65,765	$10,304	$88,074	$11,497	$221,744
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	353	—	834	—	918	—
Unit Value	$19.63	$—	$11.62	$—	$11.69	$—
Fidelity Income Advantage:
Units Outstanding	98	—	54	—	66	—
Unit Value	$19.13	$—	$11.35	$—	$11.56	$—
Fidelity Personal Retirement:
Units Outstanding	—	2,726	—	6,197	—	18,316
Highest Value	$—	$50.57	$—	$32.78	$—	$12.15
Lowest Value	$—	$20.85	$—	$12.29	$—	$12.05
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity
Assets:
Investments at market value	$216,923	$157,126	$63,249	$102,195	$64,354
Receivable from FILI	4	2	4	—	13
Total assets	216,927	157,128	63,253	102,195	64,367
Liabilities:
Payable to FILI	—	—	—	—	—
Total net assets	$216,927	$157,128	$63,253	$102,195	$64,367
Net Assets:
Fidelity Retirement Reserves	$10,608	$10,049	$3,150	$3,225	$23,390
Fidelity Income Advantage	1,079	745	1,059	421	2,614
Fidelity Personal Retirement	205,240	146,334	59,044	98,549	38,363
Fidelity Freedom Lifetime Income	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—
Total net assets	$216,927	$157,128	$63,253	$102,195	$64,367
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	972	863	300	311	736
Unit Value	$10.92	$11.64	$10.50	$10.38	$31.78
Fidelity Income Advantage:
Units Outstanding	99	64	101	41	85
Unit Value	$10.88	$11.60	$10.46	$10.35	$30.48
Fidelity Personal Retirement:
Units Outstanding	18,617	12,452	5,569	9,402	2,605
Highest Value	$11.04	$11.77	$10.61	$10.49	$27.21
Lowest Value	$11.01	$11.74	$10.59	$10.47	$13.33
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$118,439	$26,915	$22,976	$30,659	$20,928	$95,176	$12,158
Receivable from FILI	—	—	1	5	8	3	—
Total assets	118,439	26,915	22,977	30,664	20,936	95,179	12,158
Liabilities:
Payable to FILI	14	3	—	—	—	—	1
Total net assets	$118,425	$26,912	$22,977	$30,664	$20,936	$95,179	$12,157
Net Assets:
Fidelity Retirement Reserves	$12,304	$6,779	$7,370	$26,830	$18,703	$10,982	$67
Fidelity Income Advantage	1,630	2,295	1,557	3,834	2,233	566	20
Fidelity Personal Retirement	104,491	17,838	14,050	—	—	83,631	12,070
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$118,425	$26,912	$22,977	$30,664	$20,936	$95,179	$12,157
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	330	338	319	442	331	673	12
Unit Value	$37.32	$20.08	$23.13	$60.69	$56.42	$16.32	$5.59
Fidelity Income Advantage:
Units Outstanding	45	119	70	66	41	36	4
Unit Value	$35.80	$19.26	$22.19	$58.21	$54.12	$15.87	$5.50
Fidelity Personal Retirement:
Units Outstanding	6,051	1,041	833	—	—	5,493	2,056
Highest Value	$23.32	$26.35	$24.32	$—	$—	$27.75	$5.90
Lowest Value	$14.82	$15.47	$15.16	$—	$—	$12.98	$5.83
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$374,999	$168,294	$545,592	$172,756	$83,531	$55,404
Receivable from FILI	5	3	5	2	2	—
Total assets	375,004	168,297	545,597	172,758	83,533	55,404
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$375,004	$168,297	$545,597	$172,758	$83,533	$55,404
Net Assets:
Fidelity Retirement Reserves	$31,199	$7,315	$27,356	$4,930	$4,347	$3,610
Fidelity Income Advantage	790	1,156	1,275	607	583	184
Fidelity Personal Retirement	343,015	159,826	516,966	167,221	78,603	51,610
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$375,004	$168,297	$545,597	$172,758	$83,533	$55,404
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,730	558	2,002	345	396	346
Unit Value	$11.43	$13.11	$13.66	$14.29	$10.97	$10.45
Fidelity Income Advantage:
Units Outstanding	70	90	95	43	54	18
Unit Value	$11.19	$12.84	$13.38	$14.06	$10.80	$10.29
Fidelity Personal Retirement:
Units Outstanding	28,916	12,030	36,891	11,160	6,827	4,711
Highest Value	$12.10	$13.88	$14.46	$15.09	$11.58	$11.03
Lowest Value	$11.59	$12.68	$13.40	$14.91	$11.45	$10.91
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$4,691	$30,869	$4,117	$19,769	$7,364	$6,448
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,673	—	475	—	2,444	—
Administrative and other charges	112	—	32	—	163	—
Total expenses	1,785	—	507	—	2,607	—
Fidelity Income Advantage:
Mortality and expense risk charges	99	—	127	—	349	—
Administrative and other charges	33	—	43	—	116	—
Total expenses	132	—	170	—	465	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	2,070	—	501	—	463
Administrative and other charges	—	786	—	188	—	165
Total expenses	—	2,856	—	689	—	628
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	46	—	—	—	—
Administrative and other charges	—	13	—	—	—	—
Total expenses	—	59	—	—	—	—
Total expenses	1,917	2,915	677	689	3,072	628
Net investment income (loss)	2,774	27,954	3,440	19,080	4,292	5,820
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(50)	1,633	1,619	2,824
Realized gain distributions	—	—	—	—	23,863	20,708
Net realized gain (loss) on investments	—	—	(50)	1,633	25,482	23,532
Unrealized appreciation (depreciation)	—	—	6,991	29,692	56,227	48,418
Net increase (decrease) in net assets from operations	$2,774	$27,954	$10,381	$50,405	$86,001	$77,770

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$1,262	$763	$1,268	$3,451	$4,562	$19,731
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3,363	—	517	—	1,010	—
Administrative and other charges	224	—	34	—	67	—
Total expenses	3,587	—	551	—	1,077	—
Fidelity Income Advantage:
Mortality and expense risk charges	312	—	50	—	263	—
Administrative and other charges	104	—	16	—	87	—
Total expenses	416	—	66	—	350	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	587	—	287	—	960
Administrative and other charges	—	214	—	108	—	345
Total expenses	—	801	—	395	—	1,305
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	4,003	801	617	395	1,427	1,305
Net investment income (loss)	(2,741)	(38)	651	3,056	3,135	18,426
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	15,883	13,284	131	1,971	(14)	1,916
Realized gain distributions	29,964	25,958	2,749	8,058	—	—
Net realized gain (loss) on investments	45,847	39,242	2,880	10,029	(14)	1,916
Unrealized appreciation (depreciation)	94,069	81,839	14,157	38,785	10,966	39,635
Net increase (decrease) in net assets from operations	$137,175	$121,043	$17,688	$51,870	$14,087	$59,977

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$3,424	$3,338	$59,090	$990	$1,580	$4,057	$5,426
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,267	—	3,655	397	—	6,068	—
Administrative and other charges	84	—	244	27	—	405	—
Total expenses	1,351	—	3,899	424	—	6,473	—
Fidelity Income Advantage:
Mortality and expense risk charges	207	—	437	86	—	640	—
Administrative and other charges	69	—	146	29	—	214	—
Total expenses	276	—	583	115	—	854	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	295	3,213	—	164	—	1,998
Administrative and other charges	—	96	1,216	—	52	—	699
Total expenses	—	391	4,429	—	216	—	2,697
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	1,627	391	8,911	539	216	7,327	2,697
Net investment income (loss)	1,797	2,947	50,179	451	1,364	(3,270)	2,729
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(412)	766	109,351	598	475	16,836	19,638
Realized gain distributions	8,270	7,943	43,388	3,444	5,695	100,500	156,659
Net realized gain (loss) on investments	7,858	8,709	152,739	4,042	6,170	117,336	176,297
Unrealized appreciation (depreciation)	21,391	19,701	581,485	8,105	13,523	118,993	192,884
Net increase (decrease) in net assets from operations	$31,046	$31,357	$784,403	$12,598	$21,057	$233,059	$371,910

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$2,762	$45,528	$122	$592	$4,009	$6,725
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	938	—	129	—	706	—
Administrative and other charges	63	—	9	—	47	—
Total expenses	1,001	—	138	—	753	—
Fidelity Income Advantage:
Mortality and expense risk charges	265	—	25	—	139	—
Administrative and other charges	88	—	8	—	46	—
Total expenses	353	—	33	—	185	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	2,924	—	149	—	276
Administrative and other charges	—	928	—	55	—	96
Total expenses	—	3,852	—	204	—	372
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	7,901	—	—	—	—
Administrative and other charges	—	2,123	—	—	—	—
Total expenses	—	10,024	—	—	—	—
Total expenses	1,354	13,876	171	204	938	372
Net investment income (loss)	1,408	31,652	(49)	388	3,071	6,353
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,120	36,955	248	1,208	2,597	2,210
Realized gain distributions	7,340	123,900	3,436	18,190	9,526	16,121
Net realized gain (loss) on investments	9,460	160,855	3,684	19,398	12,123	18,331
Unrealized appreciation (depreciation)	22,281	372,444	1,502	8,678	13,076	24,536
Net increase (decrease) in net assets from operations	$33,149	$564,951	$5,137	$28,464	$28,270	$49,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$230	$491	$2,342	$4,048	$525	$1,119
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	934	—	1,774	—	191	—
Administrative and other charges	62	—	118	—	13	—
Total expenses	996	—	1,892	—	204	—
Fidelity Income Advantage:
Mortality and expense risk charges	157	—	329	—	53	—
Administrative and other charges	52	—	109	—	18	—
Total expenses	209	—	438	—	71	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	674	—	689	—	94
Administrative and other charges	—	255	—	254	—	34
Total expenses	—	929	—	943	—	128
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	1,205	929	2,330	943	275	128
Net investment income (loss)	(975)	(438)	12	3,105	250	991
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7,504	18,782	1,026	1,777	277	673
Realized gain distributions	10,958	36,333	31,161	56,225	3,021	6,175
Net realized gain (loss) on investments	18,462	55,115	32,187	58,002	3,298	6,848
Unrealized appreciation (depreciation)	26,567	98,549	23,897	42,726	5,588	11,656
Net increase (decrease) in net assets from operations	$44,054	$153,226	$56,096	$103,833	$9,136	$19,495

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$755	$3,708	$581	$2,150	$550	$1,550
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	229	—	878	—	185	—
Administrative and other charges	15	—	59	—	12	—
Total expenses	244	—	937	—	197	—
Fidelity Income Advantage:
Mortality and expense risk charges	32	—	107	—	23	—
Administrative and other charges	11	—	35	—	8	—
Total expenses	43	—	142	—	31	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	243	—	738	—	109
Administrative and other charges	—	83	—	277	—	42
Total expenses	—	326	—	1,015	—	151
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	287	326	1,079	1,015	228	151
Net investment income (loss)	468	3,382	(498)	1,135	322	1,399
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,665	4,280	5,063	19,233	(2,105)	(7,578)
Realized gain distributions	2,209	9,720	23,324	97,811	18	51
Net realized gain (loss) on investments	3,874	14,000	28,387	117,044	(2,087)	(7,527)
Unrealized appreciation (depreciation)	2,183	14,909	23,821	104,909	4,092	14,140
Net increase (decrease) in net assets from operations	$6,525	$32,291	$51,710	$223,088	$2,327	$8,012

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$283	$938	$428	$2,323	$335	$1,269
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	829	—	143	—	206	—
Administrative and other charges	55	—	10	—	14	—
Total expenses	884	—	153	—	220	—
Fidelity Income Advantage:
Mortality and expense risk charges	111	—	22	—	36	—
Administrative and other charges	37	—	7	—	12	—
Total expenses	148	—	29	—	48	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	866	—	148	—	170
Administrative and other charges	—	319	—	61	—	63
Total expenses	—	1,185	—	209	—	233
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	1,032	1,185	182	209	268	233
Net investment income (loss)	(749)	(247)	246	2,114	67	1,036
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,517	15,138	(385)	2,279	263	974
Realized gain distributions	8,910	46,116	1,629	9,313	3,247	12,859
Net realized gain (loss) on investments	11,427	61,254	1,244	11,592	3,510	13,833
Unrealized appreciation (depreciation)	19,174	95,374	4,774	22,013	3,813	15,033
Net increase (decrease) in net assets from operations	$29,852	$156,381	$6,264	$35,719	$7,390	$29,902

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$76	$388	$578	$2,920	$1,996	$28,773
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	156	—	226	—	407	—
Administrative and other charges	10	—	15	—	27	—
Total expenses	166	—	241	—	434	—
Fidelity Income Advantage:
Mortality and expense risk charges	27	—	27	—	66	—
Administrative and other charges	9	—	9	—	22	—
Total expenses	36	—	36	—	88	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	210	—	223	—	1,198
Administrative and other charges	—	80	—	83	—	441
Total expenses	—	290	—	306	—	1,639
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	202	290	277	306	522	1,639
Net investment income (loss)	(126)	98	301	2,614	1,474	27,134
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,502	9,217	(22)	839	179	2,834
Realized gain distributions	1,181	7,720	673	3,214	441	6,419
Net realized gain (loss) on investments	2,683	16,937	651	4,053	620	9,253
Unrealized appreciation (depreciation)	2,922	19,698	5,428	24,503	3,858	52,068
Net increase (decrease) in net assets from operations	$5,479	$36,733	$6,380	$31,170	$5,952	$88,455

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Income:
Dividends	$108	$1,182	$302	$2,243	$222	$1,680
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	130	—	112	—	82	—
Administrative and other charges	9	—	7	—	5	—
Total expenses	139	—	119	—	87	—
Fidelity Income Advantage:
Mortality and expense risk charges	13	—	15	—	—	—
Administrative and other charges	4	—	5	—	—	—
Total expenses	17	—	20	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	317	—	175	—	114
Administrative and other charges	—	125	—	64	—	38
Total expenses	—	442	—	239	—	152
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	156	442	139	239	87	152
Net investment income (loss)	(48)	740	163	2,004	135	1,528
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	748	9,230	93	1,047	63	464
Realized gain distributions	162	2,232	1,182	9,018	230	1,584
Net realized gain (loss) on investments	910	11,462	1,275	10,065	293	2,048
Unrealized appreciation (depreciation)	4,362	57,952	3,067	22,893	705	4,770
Net increase (decrease) in net assets from operations	$5,224	$70,154	$4,505	$34,962	$1,133	$8,346

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Income:
Dividends	$173	$605	$193	$1,226	$459	$1,968
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	60	—	71	—	169	—
Administrative and other charges	4	—	5	—	11	—
Total expenses	64	—	76	—	180	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	45	—	106	—	173
Administrative and other charges	—	13	—	28	—	48
Total expenses	—	58	—	134	—	221
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	64	58	76	134	180	221
Net investment income (loss)	109	547	117	1,092	279	1,747
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	33	292	100	386	114	1,214
Realized gain distributions	138	548	433	2,342	1,621	3,952
Net realized gain (loss) on investments	171	840	533	2,728	1,735	5,166
Unrealized appreciation (depreciation)	681	2,165	702	4,364	1,553	8,675
Net increase (decrease) in net assets from operations	$961	$3,552	$1,352	$8,184	$3,567	$15,588
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Income:
Dividends	$501	$3,901	$337	$4,318	$382	$4,697
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	175	—	133	—	143	—
Administrative and other charges	12	—	9	—	10	—
Total expenses	187	—	142	—	153	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	324	—	364	—	402
Administrative and other charges	—	95	—	107	—	116
Total expenses	—	419	—	471	—	518
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	187	419	142	471	153	518
Net investment income (loss)	314	3,482	195	3,847	229	4,179
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	169	2,781	704	3,541	222	3,502
Realized gain distributions	1,249	7,081	525	6,669	702	7,603
Net realized gain (loss) on investments	1,418	9,862	1,229	10,210	924	11,105
Unrealized appreciation (depreciation)	2,327	20,619	1,955	26,499	2,867	33,337
Net increase (decrease) in net assets from operations	$4,059	$33,963	$3,379	$40,556	$4,020	$48,621

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Income:
Dividends	$237	$665	$588	$213	$1,925	$13,774	$25,734
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	150	—	330	558
Administrative and other charges	—	—	—	10	—	22	37
Total expenses	—	—	—	160	—	352	595
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	23	—	71	310
Administrative and other charges	—	—	—	8	—	24	103
Total expenses	—	—	—	31	—	95	413
Fidelity Personal Retirement:
Mortality and expense risk charges	—	—	—	—	278	1,017	2,050
Administrative and other charges	—	—	—	—	105	314	630
Total expenses	—	—	—	—	383	1,331	2,680
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	55	159	145	—	—	57	589
Administrative and other charges	11	32	29	—	—	11	118
Total expenses	66	191	174	—	—	68	707
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	66	191	174	191	383	1,846	4,395
Net investment income (loss)	171	474	414	22	1,542	11,928	21,339
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	47	255	267	(470)	98	1,291	12,704
Realized gain distributions	114	1,102	1,026	2,051	17,915	26,026	133,979
Net realized gain (loss) on investments	161	1,357	1,293	1,581	18,013	27,317	146,683
Unrealized appreciation (depreciation)	864	2,812	3,413	2,998	23,446	26,828	70,314
Net increase (decrease) in net assets from operations	$1,196	$4,643	$5,120	$4,601	$43,001	$66,073	$238,336

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Income:
Dividends	$27,691	$18,888	$5,519	$355	$3,584	$134	$499
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	228	325	197	117	—	62	—
Administrative and other charges	15	22	13	8	—	4	—
Total expenses	243	347	210	125	—	66	—
Fidelity Income Advantage:
Mortality and expense risk charges	129	188	89	16	—	5	—
Administrative and other charges	43	62	29	6	—	2	—
Total expenses	172	250	118	22	—	7	—
Fidelity Personal Retirement:
Mortality and expense risk charges	1,617	2,039	654	—	261	—	50
Administrative and other charges	508	642	206	—	92	—	17
Total expenses	2,125	2,681	860	—	353	—	67
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	651	141	70	—	—	—	—
Administrative and other charges	130	28	14	—	—	—	—
Total expenses	781	169	84	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	5,961	—	—	—	—	—	—
Administrative and other charges	1,543	—	—	—	—	—	—
Total expenses	7,504	—	—	—	—	—	—
Total expenses	10,825	3,447	1,272	147	353	73	67
Net investment income (loss)	16,866	15,441	4,247	208	3,231	61	432
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	17,358	10,719	3,733	48	805	(192)	(1,199)
Realized gain distributions	282,268	169,251	70,633	603	6,324	760	3,148
Net realized gain (loss) on investments	299,626	179,970	74,366	651	7,129	568	1,949
Unrealized appreciation (depreciation)	6,679	79,201	26,631	3,730	38,376	412	2,027
Net increase (decrease) in net assets from operations	$323,171	$274,612	$105,244	$4,589	$48,736	$1,041	$4,408

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Income:
Dividends	$4	$22	$153	$1,265	$600	$11,281
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	46	—	69	—	82	—
Administrative and other charges	3	—	5	—	6	—
Total expenses	49	—	74	—	88	—
Fidelity Income Advantage:
Mortality and expense risk charges	11	—	6	—	5	—
Administrative and other charges	3	—	2	—	2	—
Total expenses	14	—	8	—	7	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	70	—	114	—	258
Administrative and other charges	—	27	—	43	—	110
Total expenses	—	97	—	157	—	368
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	63	97	82	157	95	368
Net investment income (loss)	(59)	(75)	71	1,108	505	10,913
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	134	910	82	1,332	4	5
Realized gain distributions	518	3,696	—	—	—	—
Net realized gain (loss) on investments	652	4,606	82	1,332	4	5
Unrealized appreciation (depreciation)	1,129	8,738	2,305	18,395	386	7,468
Net increase (decrease) in net assets from operations	$1,722	$13,269	$2,458	$20,835	$895	$18,386

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt
Income:
Dividends	$3,678	$2,100	$692	$1,984	$635	$6,200
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	54	54	13	16	168	93
Administrative and other charges	4	4	1	1	11	6
Total expenses	58	58	14	17	179	99
Fidelity Income Advantage:
Mortality and expense risk charges	5	7	4	2	20	12
Administrative and other charges	2	2	1	1	6	4
Total expenses	7	9	5	3	26	16
Fidelity Personal Retirement:
Mortality and expense risk charges	158	143	51	79	46	126
Administrative and other charges	62	52	21	31	17	53
Total expenses	220	195	72	110	63	179
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	285	262	91	130	268	294
Net investment income (loss)	3,393	1,838	601	1,854	367	5,906
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,211	1,974	681	560	(1,452)	(830)
Realized gain distributions	616	390	591	197	4,090	—
Net realized gain (loss) on investments	1,827	2,364	1,272	757	2,638	(830)
Unrealized appreciation (depreciation)	2,802	24,084	7,360	9,988	7,502	10,064
Net increase (decrease) in net assets from operations	$8,022	$28,286	$9,233	$12,599	$10,507	$15,140

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist	Invesco V.I. – Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Income:
Dividends	$478	$313	$—	$57	$835	$566
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	51	53	195	134	83	1
Administrative and other charges	3	4	13	9	6	—
Total expenses	54	57	208	143	89	1
Fidelity Income Advantage:
Mortality and expense risk charges	17	11	28	16	4	—
Administrative and other charges	6	4	9	5	1	—
Total expenses	23	15	37	21	5	—
Fidelity Personal Retirement:
Mortality and expense risk charges	24	19	—	—	103	16
Administrative and other charges	8	7	—	—	42	6
Total expenses	32	26	—	—	145	22
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	109	98	245	164	239	23
Net investment income (loss)	369	215	(245)	(107)	596	543
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(423)	570	41	10	(2,281)	(559)
Realized gain distributions	1,091	1,557	3,095	2,255	—	—
Net realized gain (loss) on investments	668	2,127	3,136	2,265	(2,281)	(559)
Unrealized appreciation (depreciation)	3,077	2,598	6,099	2,975	17,455	1,428
Net increase (decrease) in net assets from operations	$4,114	$4,940	$8,990	$5,133	$15,770	$1,412

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$10,320	$2,820	$15,879	$1,912	$6,465	$1,462
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	232	61	203	38	33	23
Administrative and other charges	16	4	14	3	2	2
Total expenses	248	65	217	41	35	25
Fidelity Income Advantage:
Mortality and expense risk charges	7	9	10	4	4	3
Administrative and other charges	2	3	3	2	2	1
Total expenses	9	12	13	6	6	4
Fidelity Personal Retirement:
Mortality and expense risk charges	456	209	713	228	114	69
Administrative and other charges	171	82	250	82	43	24
Total expenses	627	291	963	310	157	93
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	884	368	1,193	357	198	122
Net investment income (loss)	9,436	2,452	14,686	1,555	6,267	1,340
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(507)	(2,145)	54	165	(704)	81
Realized gain distributions	—	—	—	5,672	—	—
Net realized gain (loss) on investments	(507)	(2,145)	54	5,837	(704)	81
Unrealized appreciation (depreciation)	4,854	13,177	25,883	20,015	(3,998)	994
Net increase (decrease) in net assets from operations	$13,783	$13,484	$40,623	$27,407	$1,565	$2,415

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$2,774	$1,802	$27,954	$17,488	$3,440	$3,776	$19,080	$19,574
Net realized gain (loss) on investments	—	—	—	—	(50)	(7,623)	1,633	(2,216)
Unrealized appreciation (depreciation)	—	—	—	—	6,991	597	29,692	(30,667)
Net increase (decrease) in net assets from operations	2,774	1,802	27,954	17,488	10,381	(3,250)	50,405	(13,309)
Contract Transactions:
Payments received from contract owners	2,093	2,416	1,000,244	937,896	340	1,005	5,034	4,816
Transfers between sub-accounts and the fixed account, net	30,960	86,927	(401,557)	(50,827)	74	(6,614)	21,027	(32,601)
Contract benefits	(6,055)	(4,301)	(81,827)	(93,324)	(2,372)	(2,958)	(851)	(65)
Contract terminations	(41,675)	(50,285)	(396,283)	(343,083)	(2,396)	(3,221)	(13,905)	(12,911)
Contract maintenance charges	(56)	(53)	—	—	(9)	(10)	—	—
Other transfers (to) from FILI, net	32	4,196	(23)	(6)	(77)	(95)	(1)	(5)
Net increase (decrease) in net assets from contract transactions	(14,701)	38,900	120,554	450,656	(4,440)	(11,893)	11,304	(40,766)
Total increase (decrease) in net assets	(11,927)	40,702	148,508	468,144	5,941	(15,143)	61,709	(54,075)
Net Assets:
Beginning of period	245,586	204,884	1,546,389	1,078,245	74,690	89,833	338,017	392,092
End of period	$233,659	$245,586	$1,694,897	$1,546,389	$80,631	$74,690	$399,726	$338,017
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$4,292	$5,406	$5,820	$6,567	$(2,741)	$(2,876)	$(38)	$(144)
Net realized gain (loss) on investments	25,482	17,288	23,532	17,957	45,847	82,893	39,242	72,124
Unrealized appreciation (depreciation)	56,227	(57,117)	48,418	(52,144)	94,069	(81,330)	81,839	(76,083)
Net increase (decrease) in net assets from operations	86,001	(34,423)	77,770	(27,620)	137,175	(1,313)	121,043	(4,103)
Contract Transactions:
Payments received from contract owners	952	352	4,779	3,211	1,039	838	4,320	6,470
Transfers between sub-accounts and the fixed account, net	(13,461)	(13,837)	(2,963)	(20,233)	(19,160)	(15,888)	(23,782)	29,390
Contract benefits	(11,528)	(11,193)	(216)	(105)	(12,915)	(9,372)	(98)	(1,911)
Contract terminations	(13,493)	(17,864)	(15,176)	(10,345)	(15,954)	(17,987)	(12,592)	(9,850)
Contract maintenance charges	(51)	(56)	—	—	(78)	(82)	—	—
Other transfers (to) from FILI, net	(476)	(710)	(2)	(2)	(305)	(399)	—	—
Net increase (decrease) in net assets from contract transactions	(38,057)	(43,308)	(13,578)	(27,474)	(47,373)	(42,890)	(32,152)	24,099
Total increase (decrease) in net assets	47,944	(77,731)	64,192	(55,094)	89,802	(44,203)	88,891	19,996
Net Assets:
Beginning of period	341,942	419,673	291,581	346,675	429,361	473,564	367,819	347,823
End of period	$389,886	$341,942	$355,773	$291,581	$519,163	$429,361	$456,710	$367,819

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$651	$562	$3,056	$3,043
Net realized gain (loss) on investments	2,880	1,359	10,029	7,847
Unrealized appreciation (depreciation)	14,157	(15,134)	38,785	(48,399)
Net increase (decrease) in net assets from operations	17,688	(13,213)	51,870	(37,509)
Contract Transactions:
Payments received from contract owners	116	190	1,457	4,587
Transfers between sub-accounts and the fixed account, net	(4,505)	(8,779)	(23,762)	(36,800)
Contract benefits	(1,921)	(1,661)	(514)	(734)
Contract terminations	(2,717)	(3,189)	(11,879)	(5,972)
Contract maintenance charges	(12)	(15)	—	—
Other transfers (to) from FILI, net	20	(38)	1	(3)
Net increase (decrease) in net assets from contract transactions	(9,019)	(13,492)	(34,697)	(38,922)
Total increase (decrease) in net assets	8,669	(26,705)	17,173	(76,431)
Net Assets:
Beginning of period	69,884	96,589	202,627	279,058
End of period	$78,553	$69,884	$219,800	$202,627

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$3,135	$2,720	$18,426	$13,914	$1,797	$1,703	$2,947	$2,796
Net realized gain (loss) on investments	(14)	(44)	1,916	1,543	7,858	6,376	8,709	6,419
Unrealized appreciation (depreciation)	10,966	(5,367)	39,635	(21,747)	21,391	(20,323)	19,701	(19,925)
Net increase (decrease) in net assets from operations	14,087	(2,691)	59,977	(6,290)	31,046	(12,244)	31,357	(10,710)
Contract Transactions:
Payments received from contract owners	650	431	22,774	12,121	361	466	2,992	5,602
Transfers between sub-accounts and the fixed account, net	992	(5,688)	112,759	(58,345)	(3,637)	(1,979)	(586)	7,630
Contract benefits	(6,122)	(6,011)	(446)	(485)	(7,262)	(7,170)	(5)	(5)
Contract terminations	(6,964)	(7,993)	(33,060)	(42,097)	(7,591)	(11,701)	(10,834)	(12,118)
Contract maintenance charges	(23)	(24)	—	—	(30)	(33)	—	—
Other transfers (to) from FILI, net	(309)	(149)	1	(7)	(31)	(97)	(1)	—
Net increase (decrease) in net assets from contract transactions	(11,776)	(19,434)	102,028	(88,813)	(18,190)	(20,514)	(8,434)	1,109
Total increase (decrease) in net assets	2,311	(22,125)	162,005	(95,103)	12,856	(32,758)	22,923	(9,601)
Net Assets:
Beginning of period	167,175	189,300	605,710	700,813	187,592	220,350	179,408	189,009
End of period	$169,486	$167,175	$767,715	$605,710	$200,448	$187,592	$202,331	$179,408

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$50,179	$43,471	$451	$390	$1,364	$1,243
Net realized gain (loss) on investments	152,739	136,592	4,042	3,875	6,170	5,001
Unrealized appreciation (depreciation)	581,485	(307,922)	8,105	(9,747)	13,523	(14,580)
Net increase (decrease) in net assets from operations	784,403	(127,859)	12,598	(5,482)	21,057	(8,336)
Contract Transactions:
Payments received from contract owners	41,822	50,209	136	124	1,574	2,065
Transfers between sub-accounts and the fixed account, net	44,286	(12,054)	(2,228)	(2,422)	(2,857)	(167)
Contract benefits	(12,032)	(14,766)	(1,710)	(2,331)	(90)	—
Contract terminations	(84,418)	(75,062)	(2,031)	(2,077)	(4,378)	(4,318)
Contract maintenance charges	(81)	(81)	(12)	(13)	—	—
Other transfers (to) from FILI, net	(72)	(200)	(45)	(111)	1	—
Net increase (decrease) in net assets from contract transactions	(10,495)	(51,954)	(5,890)	(6,830)	(5,750)	(2,420)
Total increase (decrease) in net assets	773,908	(179,813)	6,708	(12,312)	15,307	(10,756)
Net Assets:
Beginning of period	2,532,559	2,712,372	60,380	72,692	96,219	106,975
End of period	$3,306,467	$2,532,559	$67,088	$60,380	$111,526	$96,219

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(3,270)	$(1,194)	$2,729	$6,094	$1,408	$959	$31,652	$22,201
Net realized gain (loss) on investments	117,336	103,089	176,297	145,792	9,460	11,202	160,855	174,433
Unrealized appreciation (depreciation)	118,993	(160,877)	192,884	(240,226)	22,281	(19,647)	372,444	(319,943)
Net increase (decrease) in net assets from operations	233,059	(58,982)	371,910	(88,340)	33,149	(7,486)	564,951	(123,309)
Contract Transactions:
Payments received from contract owners	1,591	1,846	11,366	17,881	810	1,222	53,683	62,679
Transfers between sub-accounts and the fixed account, net	(35,537)	(43,429)	(59,401)	(17,612)	3,219	(1,718)	65,116	93,031
Contract benefits	(21,461)	(17,483)	(1,147)	(254)	(5,264)	(6,305)	(3,112)	(2,422)
Contract terminations	(33,046)	(29,857)	(41,109)	(36,710)	(6,017)	(6,194)	(167,303)	(165,011)
Contract maintenance charges	(147)	(155)	—	—	(18)	(18)	—	—
Other transfers (to) from FILI, net	(511)	(1,266)	13	(8)	(552)	147	(1)	(90)
Net increase (decrease) in net assets from contract transactions	(89,111)	(90,344)	(90,278)	(36,703)	(7,822)	(12,866)	(51,617)	(11,813)
Total increase (decrease) in net assets	143,948	(149,326)	281,632	(125,043)	25,327	(20,352)	513,334	(135,122)
Net Assets:
Beginning of period	795,340	944,666	1,221,858	1,346,901	144,570	164,922	2,407,194	2,542,316
End of period	$939,288	$795,340	$1,503,490	$1,221,858	$169,897	$144,570	$2,920,528	$2,407,194
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(49)	$(61)	$388	$356	$3,071	$(595)	$6,353	$159
Net realized gain (loss) on investments	3,684	2,529	19,398	12,758	12,123	11,931	18,331	18,345
Unrealized appreciation (depreciation)	1,502	(3,581)	8,678	(18,772)	13,076	(22,226)	24,536	(36,019)
Net increase (decrease) in net assets from operations	5,137	(1,113)	28,464	(5,658)	28,270	(10,890)	49,220	(17,515)
Contract Transactions:
Payments received from contract owners	90	50	476	1,328	270	162	1,156	2,210
Transfers between sub-accounts and the fixed account, net	(2,038)	(724)	(11,345)	—	(2,915)	(7,229)	(6,937)	(19,116)
Contract benefits	(578)	(617)	(90)	(52)	(4,341)	(4,198)	(389)	(26)
Contract terminations	(726)	(917)	(3,426)	(2,971)	(4,281)	(4,194)	(10,711)	(7,580)
Contract maintenance charges	(3)	(3)	—	—	(20)	(22)	—	—
Other transfers (to) from FILI, net	(16)	(64)	1	—	(293)	(309)	(2)	(1)
Net increase (decrease) in net assets from contract transactions	(3,271)	(2,275)	(14,384)	(1,695)	(11,580)	(15,790)	(16,883)	(24,513)
Total increase (decrease) in net assets	1,866	(3,388)	14,080	(7,353)	16,690	(26,680)	32,337	(42,028)
Net Assets:
Beginning of period	18,876	22,264	101,034	108,387	102,639	129,319	171,312	213,340
End of period	$20,742	$18,876	$115,114	$101,034	$119,329	$102,639	$203,649	$171,312
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(975)	$(730)	$(438)	$(263)	$12	$(668)	$3,105	$2,162
Net realized gain (loss) on investments	18,462	13,733	55,115	22,443	32,187	33,257	58,002	54,653
Unrealized appreciation (depreciation)	26,567	(4,656)	98,549	(217)	23,897	(79,591)	42,726	(138,256)
Net increase (decrease) in net assets from operations	44,054	8,347	153,226	21,963	56,096	(47,002)	103,833	(81,441)
Contract Transactions:
Payments received from contract owners	555	111	13,249	6,750	207	449	2,845	5,951
Transfers between sub-accounts and the fixed account, net	29,825	9,755	135,246	75,370	(20,900)	(16,400)	(43,435)	(23,716)
Contract benefits	(3,541)	(2,830)	(579)	(85)	(7,874)	(9,396)	(298)	(139)
Contract terminations	(4,130)	(3,642)	(22,792)	(7,304)	(11,356)	(9,212)	(14,585)	(13,893)
Contract maintenance charges	(22)	(17)	—	—	(42)	(50)	—	—
Other transfers (to) from FILI, net	92	(267)	4	6	(589)	(593)	1	(6)
Net increase (decrease) in net assets from contract transactions	22,779	3,110	125,128	74,737	(40,554)	(35,202)	(55,472)	(31,803)
Total increase (decrease) in net assets	66,833	11,457	278,354	96,700	15,542	(82,204)	48,361	(113,244)
Net Assets:
Beginning of period	98,882	87,425	321,276	224,576	262,981	345,185	466,686	579,930
End of period	$165,715	$98,882	$599,630	$321,276	$278,523	$262,981	$515,047	$466,686

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$250	$37	$991	$520	$468	$376	$3,382	$1,907
Net realized gain (loss) on investments	3,298	1,834	6,848	3,456	3,874	1,983	14,000	8,046
Unrealized appreciation (depreciation)	5,588	(8,313)	11,656	(16,548)	2,183	(1,112)	14,909	(3,266)
Net increase (decrease) in net assets from operations	9,136	(6,442)	19,495	(12,572)	6,525	1,247	32,291	6,687
Contract Transactions:
Payments received from contract owners	78	56	145	286	188	24	5,457	2,261
Transfers between sub-accounts and the fixed account, net	(1,873)	(3,719)	1,832	(13,097)	(2,859)	11,585	37,650	24,972
Contract benefits	(1,133)	(1,277)	(115)	(25)	(1,027)	(652)	(222)	(40)
Contract terminations	(1,511)	(1,499)	(2,385)	(3,055)	(1,116)	(704)	(4,815)	(3,243)
Contract maintenance charges	(4)	(5)	—	—	(5)	(4)	—	—
Other transfers (to) from FILI, net	(82)	(47)	(3)	—	(98)	5	1	(4)
Net increase (decrease) in net assets from contract transactions	(4,525)	(6,491)	(526)	(15,891)	(4,917)	10,254	38,071	23,946
Total increase (decrease) in net assets	4,611	(12,933)	18,969	(28,463)	1,608	11,501	70,362	30,633
Net Assets:
Beginning of period	28,769	41,702	58,000	86,463	35,650	24,149	127,653	97,020
End of period	$33,380	$28,769	$76,969	$58,000	$37,258	$35,650	$198,015	$127,653
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(498)	$(1,215)	$1,135	$(1,048)	$322	$36	$1,399	$787
Net realized gain (loss) on investments	28,387	26,988	117,044	87,595	(2,087)	(1,664)	(7,527)	(689)
Unrealized appreciation (depreciation)	23,821	(35,124)	104,909	(133,231)	4,092	(7,714)	14,140	(29,247)
Net increase (decrease) in net assets from operations	51,710	(9,351)	223,088	(46,684)	2,327	(9,342)	8,012	(29,149)
Contract Transactions:
Payments received from contract owners	265	761	6,054	10,695	71	47	987	1,148
Transfers between sub-accounts and the fixed account, net	(884)	(11,453)	9,967	6,398	(1,682)	(2,035)	(17,280)	4,477
Contract benefits	(2,464)	(2,389)	(360)	(30)	(505)	(932)	(116)	(126)
Contract terminations	(5,040)	(6,056)	(13,982)	(14,099)	(928)	(1,137)	(4,461)	(2,438)
Contract maintenance charges	(24)	(29)	—	—	(8)	(11)	—	—
Other transfers (to) from FILI, net	40	38	(2)	4	(159)	38	1	(1)
Net increase (decrease) in net assets from contract transactions	(8,107)	(19,128)	1,677	2,968	(3,211)	(4,030)	(20,869)	3,060
Total increase (decrease) in net assets	43,603	(28,479)	224,765	(43,716)	(884)	(13,372)	(12,857)	(26,089)
Net Assets:
Beginning of period	108,683	137,162	447,074	490,790	26,757	40,129	85,583	111,672
End of period	$152,286	$108,683	$671,839	$447,074	$25,873	$26,757	$72,726	$85,583

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(749)	$(823)	$(247)	$(329)	$246	$78	$2,114	$1,418
Net realized gain (loss) on investments	11,427	6,326	61,254	22,199	1,244	1,925	11,592	14,060
Unrealized appreciation (depreciation)	19,174	1,409	95,374	11,041	4,774	(6,525)	22,013	(40,668)
Net increase (decrease) in net assets from operations	29,852	6,912	156,381	32,911	6,264	(4,522)	35,719	(25,190)
Contract Transactions:
Payments received from contract owners	281	288	7,239	9,609	32	38	753	2,716
Transfers between sub-accounts and the fixed account, net	(18,163)	5,716	(83,866)	55,336	(4,536)	(12,874)	(23,249)	(25,866)
Contract benefits	(3,096)	(2,625)	(200)	(189)	(800)	(422)	(269)	—
Contract terminations	(4,125)	(3,579)	(19,567)	(13,512)	(489)	(747)	(9,408)	(3,971)
Contract maintenance charges	(23)	(25)	—	—	(3)	(7)	—	—
Other transfers (to) from FILI, net	(44)	16	3	6	89	29	—	2
Net increase (decrease) in net assets from contract transactions	(25,170)	(209)	(96,391)	51,250	(5,707)	(13,983)	(32,173)	(27,119)
Total increase (decrease) in net assets	4,682	6,703	59,990	84,161	557	(18,505)	3,546	(52,309)
Net Assets:
Beginning of period	125,420	118,717	620,666	536,505	21,657	40,162	120,583	172,892
End of period	$130,102	$125,420	$680,656	$620,666	$22,214	$21,657	$124,129	$120,583
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$67	$(27)	$1,036	$695	$(126)	$(123)	$98	$87
Net realized gain (loss) on investments	3,510	2,290	13,833	8,561	2,683	2,121	16,937	12,304
Unrealized appreciation (depreciation)	3,813	(7,827)	15,033	(30,668)	2,922	(2,922)	19,698	(19,095)
Net increase (decrease) in net assets from operations	7,390	(5,564)	29,902	(21,412)	5,479	(924)	36,733	(6,704)
Contract Transactions:
Payments received from contract owners	32	58	1,024	1,584	81	233	2,371	3,796
Transfers between sub-accounts and the fixed account, net	(3,124)	(4,520)	(14,943)	(17,325)	(3,516)	4,449	(19,459)	39,541
Contract benefits	(1,064)	(854)	(79)	(19)	(826)	(651)	(128)	(6)
Contract terminations	(1,105)	(700)	(3,380)	(5,324)	(773)	(492)	(5,204)	(4,268)
Contract maintenance charges	(4)	(5)	—	—	(4)	(4)	—	—
Other transfers (to) from FILI, net	42	(45)	(8)	—	22	4	(2)	(3)
Net increase (decrease) in net assets from contract transactions	(5,223)	(6,066)	(17,386)	(21,084)	(5,016)	3,539	(22,422)	39,060
Total increase (decrease) in net assets	2,167	(11,630)	12,516	(42,496)	463	2,615	14,311	32,356
Net Assets:
Beginning of period	28,433	40,063	111,321	153,817	22,599	19,984	146,065	113,709
End of period	$30,600	$28,433	$123,837	$111,321	$23,062	$22,599	$160,376	$146,065

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$301	$625	$2,614	$3,790	$1,474	$1,812	$27,134	$30,578
Net realized gain (loss) on investments	651	995	4,053	8,155	620	120	9,253	2,623
Unrealized appreciation (depreciation)	5,428	(4,076)	24,503	(22,384)	3,858	(4,202)	52,068	(58,609)
Net increase (decrease) in net assets from operations	6,380	(2,456)	31,170	(10,439)	5,952	(2,270)	88,455	(25,408)
Contract Transactions:
Payments received from contract owners	33	36	2,040	1,278	67	202	12,653	14,216
Transfers between sub-accounts and the fixed account, net	34	(3,988)	12,369	(19,410)	(1,471)	(6,220)	(9,779)	(90,082)
Contract benefits	(666)	(779)	(162)	(50)	(1,852)	(2,096)	(1,136)	(201)
Contract terminations	(1,092)	(1,108)	(6,723)	(4,197)	(2,596)	(3,271)	(34,174)	(48,397)
Contract maintenance charges	(7)	(7)	—	—	(9)	(11)	—	—
Other transfers (to) from FILI, net	(226)	(17)	1	(2)	(195)	60	—	(12)
Net increase (decrease) in net assets from contract transactions	(1,924)	(5,863)	7,525	(22,381)	(6,056)	(11,336)	(32,436)	(124,476)
Total increase (decrease) in net assets	4,456	(8,319)	38,695	(32,820)	(104)	(13,606)	56,019	(149,884)
Net Assets:
Beginning of period	28,875	37,194	136,704	169,524	61,616	75,222	840,109	989,993
End of period	$33,331	$28,875	$175,399	$136,704	$61,512	$61,616	$896,128	$840,109

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(48)	$(50)	$740	$1,114
Net realized gain (loss) on investments	910	1,866	11,462	16,659
Unrealized appreciation (depreciation)	4,362	(4,645)	57,952	(52,818)
Net increase (decrease) in net assets from operations	5,224	(2,829)	70,154	(35,045)
Contract Transactions:
Payments received from contract owners	18	80	5,812	7,490
Transfers between sub-accounts and the fixed account, net	162	(2,653)	7,586	(4,087)
Contract benefits	(377)	(378)	(70)	(73)
Contract terminations	(545)	(1,053)	(11,855)	(8,838)
Contract maintenance charges	(2)	(3)	—	—
Other transfers (to) from FILI, net	51	4	(2)	—
Net increase (decrease) in net assets from contract transactions	(693)	(4,003)	1,471	(5,508)
Total increase (decrease) in net assets	4,531	(6,832)	71,625	(40,553)
Net Assets:
Beginning of period	16,710	23,542	218,230	258,783
End of period	$21,241	$16,710	$289,855	$218,230

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Value		VIP – Value Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$163	$44	$2,004	$1,128
Net realized gain (loss) on investments	1,275	1,238	10,065	8,416
Unrealized appreciation (depreciation)	3,067	(3,939)	22,893	(28,410)
Net increase (decrease) in net assets from operations	4,505	(2,657)	34,962	(18,866)
Contract Transactions:
Payments received from contract owners	88	19	1,379	1,345
Transfers between sub-accounts and the fixed account, net	(340)	(1,796)	(3,315)	(2,572)
Contract benefits	(613)	(596)	(52)	(23)
Contract terminations	(847)	(589)	(6,475)	(2,600)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from FILI, net	(38)	7	—	(2)
Net increase (decrease) in net assets from contract transactions	(1,752)	(2,957)	(8,463)	(3,852)
Total increase (decrease) in net assets	2,753	(5,614)	26,499	(22,718)
Net Assets:
Beginning of period	15,359	20,973	114,745	137,463
End of period	$18,112	$15,359	$141,244	$114,745
(In thousands)	Subaccounts Investing In:
	VIP – Freedom Income		VIP – Investor Freedom Income Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$135	$96	$1,528	$1,121
Net realized gain (loss) on investments	293	205	2,048	1,533
Unrealized appreciation (depreciation)	705	(615)	4,770	(4,262)
Net increase (decrease) in net assets from operations	1,133	(314)	8,346	(1,608)
Contract Transactions:
Payments received from contract owners	7	1	860	805
Transfers between sub-accounts and the fixed account, net	(52)	(75)	3,138	6,906
Contract benefits	(404)	(567)	(27)	(79)
Contract terminations	(575)	(288)	(2,328)	(5,726)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from FILI, net	16	11	2	—
Net increase (decrease) in net assets from contract transactions	(1,010)	(920)	1,645	1,906
Total increase (decrease) in net assets	123	(1,234)	9,991	298
Net Assets:
Beginning of period	10,785	12,019	71,014	70,716
End of period	$10,908	$10,785	$81,005	$71,014

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Investor Freedom 2010 Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$109	$68	$547	$381	$117	$83	$1,092	$758
Net realized gain (loss) on investments	171	136	840	504	533	388	2,728	2,357
Unrealized appreciation (depreciation)	681	(493)	2,165	(1,708)	702	(935)	4,364	(5,411)
Net increase (decrease) in net assets from operations	961	(289)	3,552	(823)	1,352	(464)	8,184	(2,296)
Contract Transactions:
Payments received from contract owners	100	15	414	373	1	61	318	2,045
Transfers between sub-accounts and the fixed account, net	14	772	2,389	1,961	1,092	(157)	3,287	(6,124)
Contract benefits	(1)	(6)	(55)	(11)	(36)	(142)	—	(41)
Contract terminations	(206)	(391)	(2,001)	(778)	(1,894)	(496)	(2,240)	(2,861)
Contract maintenance charges	(1)	(1)	—	—	(2)	(3)	—	—
Other transfers (to) from FILI, net	(2)	—	(1)	(2)	1	(33)	—	2
Net increase (decrease) in net assets from contract transactions	(96)	389	746	1,543	(838)	(770)	1,365	(6,979)
Total increase (decrease) in net assets	865	100	4,298	720	514	(1,234)	9,549	(9,275)
Net Assets:
Beginning of period	7,477	7,377	25,309	24,589	9,342	10,576	51,905	61,180
End of period	$8,342	$7,477	$29,607	$25,309	$9,856	$9,342	$61,454	$51,905
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Investor Freedom 2020 Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$279	$181	$1,747	$1,250	$314	$160	$3,482	$2,363
Net realized gain (loss) on investments	1,735	1,234	5,166	4,531	1,418	1,130	9,862	7,615
Unrealized appreciation (depreciation)	1,553	(2,770)	8,675	(10,890)	2,327	(2,848)	20,619	(21,800)
Net increase (decrease) in net assets from operations	3,567	(1,355)	15,588	(5,109)	4,059	(1,558)	33,963	(11,822)
Contract Transactions:
Payments received from contract owners	3	12	1,450	1,790	59	66	3,408	4,588
Transfers between sub-accounts and the fixed account, net	(847)	(1,333)	(2,224)	(4,752)	1,589	(256)	2,630	(7,716)
Contract benefits	(40)	(31)	(2)	(5)	(45)	(113)	(14)	(777)
Contract terminations	(963)	(1,194)	(5,390)	(4,612)	(1,175)	(2,126)	(11,285)	(8,147)
Contract maintenance charges	(3)	(3)	—	—	(4)	(4)	—	—
Other transfers (to) from FILI, net	5	3	(3)	(1)	7	5	—	(3)
Net increase (decrease) in net assets from contract transactions	(1,845)	(2,546)	(6,169)	(7,580)	431	(2,428)	(5,261)	(12,055)
Total increase (decrease) in net assets	1,722	(3,901)	9,419	(12,689)	4,490	(3,986)	28,702	(23,877)
Net Assets:
Beginning of period	21,534	25,435	89,717	102,406	21,283	25,269	175,246	199,123
End of period	$23,256	$21,534	$99,136	$89,717	$25,773	$21,283	$203,948	$175,246

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Investor Freedom 2030 Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$195	$112	$3,847	$2,439	$229	$103	$4,179	$2,332
Net realized gain (loss) on investments	1,229	664	10,210	7,442	924	989	11,105	7,903
Unrealized appreciation (depreciation)	1,955	(2,125)	26,499	(23,729)	2,867	(2,823)	33,337	(27,826)
Net increase (decrease) in net assets from operations	3,379	(1,349)	40,556	(13,848)	4,020	(1,731)	48,621	(17,591)
Contract Transactions:
Payments received from contract owners	38	111	7,511	8,072	114	164	10,657	10,943
Transfers between sub-accounts and the fixed account, net	(1,821)	935	2,093	515	(1,106)	(214)	8,880	9,517
Contract benefits	(24)	(5)	(65)	(15)	(72)	(3)	(87)	—
Contract terminations	(969)	(875)	(9,415)	(7,456)	(492)	(1,004)	(6,355)	(4,054)
Contract maintenance charges	(6)	(8)	—	—	(5)	(5)	—	—
Other transfers (to) from FILI, net	3	1	1	3	(1)	(2)	—	1
Net increase (decrease) in net assets from contract transactions	(2,779)	159	125	1,119	(1,562)	(1,064)	13,095	16,407
Total increase (decrease) in net assets	600	(1,190)	40,681	(12,729)	2,458	(2,795)	61,716	(1,184)
Net Assets:
Beginning of period	17,153	18,343	189,548	202,277	18,099	20,894	198,026	199,210
End of period	$17,753	$17,153	$230,229	$189,548	$20,557	$18,099	$259,742	$198,026

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$171	$116	$474	$301	$414	$235
Net realized gain (loss) on investments	161	214	1,357	866	1,293	871
Unrealized appreciation (depreciation)	864	(684)	2,812	(2,604)	3,413	(2,866)
Net increase (decrease) in net assets from operations	1,196	(354)	4,643	(1,437)	5,120	(1,760)
Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—
Transfers between sub-accounts and the fixed account, net	(22)	(1)	(29)	—	892	(9)
Contract benefits	(841)	(1,011)	(2,231)	(2,214)	(1,757)	(1,801)
Contract terminations	(8)	—	(65)	(81)	(44)	(54)
Contract maintenance charges	—	—	—	—	—	—
Other transfers (to) from FILI, net	9	57	148	91	77	(40)
Net increase (decrease) in net assets from contract transactions	(862)	(955)	(2,177)	(2,204)	(832)	(1,904)
Total increase (decrease) in net assets	334	(1,309)	2,466	(3,641)	4,288	(3,664)
Net Assets:
Beginning of period	10,685	11,994	30,105	33,746	26,285	29,949
End of period	$11,019	$10,685	$32,571	$30,105	$30,573	$26,285

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class		VIP – FundsManager 20% Investor Class		VIP – FundsManager 50% Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$22	$(7)	$1,542	$1,329	$11,928	$10,631	$21,339	$16,389
Net realized gain (loss) on investments	1,581	3,074	18,013	24,505	27,317	31,938	146,683	130,450
Unrealized appreciation (depreciation)	2,998	(6,866)	23,446	(57,198)	26,828	(55,939)	70,314	(227,168)
Net increase (decrease) in net assets from operations	4,601	(3,799)	43,001	(31,364)	66,073	(13,370)	238,336	(80,329)
Contract Transactions:
Payments received from contract owners	32	42	1,594	3,329	14,166	14,128	30,433	31,227
Transfers between sub-accounts and the fixed account, net	(3,730)	(1,656)	(20,037)	9	43,630	(525)	54,754	15,766
Contract benefits	(607)	(596)	(158)	(7)	(3,286)	(3,064)	(14,432)	(15,206)
Contract terminations	(1,521)	(950)	(5,947)	(6,665)	(39,751)	(51,527)	(72,108)	(61,747)
Contract maintenance charges	(4)	(5)	—	—	(7)	(7)	(14)	(15)
Other transfers (to) from FILI, net	(154)	(21)	(5)	(2)	250	50	(409)	365
Net increase (decrease) in net assets from contract transactions	(5,984)	(3,186)	(24,553)	(3,336)	15,002	(40,945)	(1,776)	(29,610)
Total increase (decrease) in net assets	(1,383)	(6,985)	18,448	(34,700)	81,075	(54,315)	236,560	(109,939)
Net Assets:
Beginning of period	22,406	29,391	193,675	228,375	663,025	717,340	1,357,846	1,467,785
End of period	$21,023	$22,406	$212,123	$193,675	$744,100	$663,025	$1,594,406	$1,357,846

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class		VIP – FundsManager 85% Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$16,866	$11,023	$15,441	$10,308	$4,247	$2,310
Net realized gain (loss) on investments	299,626	243,774	179,970	139,341	74,366	54,798
Unrealized appreciation (depreciation)	6,679	(383,201)	79,201	(254,677)	26,631	(100,260)
Net increase (decrease) in net assets from operations	323,171	(128,404)	274,612	(105,028)	105,244	(43,152)
Contract Transactions:
Payments received from contract owners	22,374	40,358	28,452	33,051	9,710	15,333
Transfers between sub-accounts and the fixed account, net	31,463	61,612	4,426	39,446	(13,718)	13,243
Contract benefits	(12,466)	(11,229)	(5,313)	(5,555)	(3,037)	(3,551)
Contract terminations	(127,080)	(137,737)	(48,030)	(47,293)	(14,618)	(15,945)
Contract maintenance charges	(9)	(9)	(9)	(11)	(5)	(6)
Other transfers (to) from FILI, net	(359)	(191)	(184)	121	10	304
Net increase (decrease) in net assets from contract transactions	(86,077)	(47,196)	(20,658)	19,759	(21,658)	9,378
Total increase (decrease) in net assets	237,094	(175,600)	253,954	(85,269)	83,586	(33,774)
Net Assets:
Beginning of period	1,681,663	1,857,263	1,238,781	1,324,050	417,178	450,952
End of period	$1,918,757	$1,681,663	$1,492,735	$1,238,781	$500,764	$417,178
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials		VIP – Materials Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$208	$361	$3,231	$4,718	$61	$62	$432	$575
Net realized gain (loss) on investments	651	1,187	7,129	14,123	568	1,184	1,949	4,568
Unrealized appreciation (depreciation)	3,730	(5,270)	38,376	(52,452)	412	(4,549)	2,027	(18,123)
Net increase (decrease) in net assets from operations	4,589	(3,722)	48,736	(33,611)	1,041	(3,303)	4,408	(12,980)
Contract Transactions:
Payments received from contract owners	69	41	3,417	2,482	13	15	214	1,066
Transfers between sub-accounts and the fixed account, net	1,180	(7,155)	8,151	(43,295)	(1,229)	(5,068)	(8,125)	(18,848)
Contract benefits	(501)	(598)	(41)	(89)	(141)	(236)	(76)	—
Contract terminations	(516)	(786)	(8,400)	(5,700)	(272)	(288)	(1,118)	(1,301)
Contract maintenance charges	(3)	(4)	—	—	(3)	(4)	—	—
Other transfers (to) from FILI, net	(12)	(25)	1	(1)	(132)	(15)	—	(3)
Net increase (decrease) in net assets from contract transactions	217	(8,527)	3,128	(46,603)	(1,764)	(5,596)	(9,105)	(19,086)
Total increase (decrease) in net assets	4,806	(12,249)	51,864	(80,214)	(723)	(8,899)	(4,697)	(32,066)
Net Assets:
Beginning of period	15,097	27,346	156,630	236,844	8,973	17,872	36,850	68,916
End of period	$19,903	$15,097	$208,494	$156,630	$8,250	$8,973	$32,153	$36,850
(In thousands)	Subaccounts Investing In:
	VIP – Communication Services		VIP – Communication Services Investor Class		VIP – Emerging Markets		VIP – Emerging Markets Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(59)	$46	$(75)	$540	$71	$(59)	$1,108	$267
Net realized gain (loss) on investments	652	398	4,606	3,452	82	2,123	1,332	10,413
Unrealized appreciation (depreciation)	1,129	(829)	8,738	(6,327)	2,305	(4,866)	18,395	(31,240)
Net increase (decrease) in net assets from operations	1,722	(385)	13,269	(2,335)	2,458	(2,802)	20,835	(20,560)
Contract Transactions:
Payments received from contract owners	13	1	1,111	743	5	78	995	3,656
Transfers between sub-accounts and the fixed account, net	2,498	239	17,550	4,240	(726)	(7,326)	172	(26,535)
Contract benefits	(156)	(129)	(41)	—	(128)	(275)	(433)	(113)
Contract terminations	(169)	(125)	(1,859)	(1,279)	(309)	(483)	(7,419)	(4,835)
Contract maintenance charges	(1)	(1)	—	—	(2)	(4)	—	—
Other transfers (to) from FILI, net	(10)	6	(10)	—	11	(25)	(1)	6
Net increase (decrease) in net assets from contract transactions	2,175	(9)	16,751	3,704	(1,149)	(8,035)	(6,686)	(27,821)
Total increase (decrease) in net assets	3,897	(394)	30,020	1,369	1,309	(10,837)	14,149	(48,381)
Net Assets:
Beginning of period	4,910	5,304	35,745	34,376	8,995	19,832	73,925	122,306
End of period	$8,807	$4,910	$65,765	$35,745	$10,304	$8,995	$88,074	$73,925

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		VIP – Bond Index		VIP – Total Market Index
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$505	$337	$10,913	$7,661	$3,393	$679	$1,838	$530
Net realized gain (loss) on investments	4	12	5	249	1,827	32	2,364	156
Unrealized appreciation (depreciation)	386	(567)	7,468	(10,340)	2,802	112	24,084	(8,930)
Net increase (decrease) in net assets from operations	895	(218)	18,386	(2,430)	8,022	823	28,286	(8,244)
Contract Transactions:
Payments received from contract owners	21	1,045	5,034	14,139	13,580	2,385	5,951	4,408
Transfers between sub-accounts and the fixed account, net	(733)	5,591	(11,412)	61,928	141,314	57,267	55,498	74,946
Contract benefits	(113)	(113)	(42)	(33)	(67)	(19)	(191)	(41)
Contract terminations	(322)	(603)	(11,831)	(6,967)	(5,814)	(589)	(3,411)	(103)
Contract maintenance charges	(2)	(1)	—	—	(1)	—	(1)	—
Other transfers (to) from FILI, net	(6)	14	(1)	(1)	17	9	(3)	33
Net increase (decrease) in net assets from contract transactions	(1,155)	5,933	(18,252)	69,066	149,029	59,053	57,843	79,243
Total increase (decrease) in net assets	(260)	5,715	134	66,636	157,051	59,876	86,129	70,999
Net Assets:
Beginning of period	11,757	6,042	221,610	154,974	59,876	—	70,999	—
End of period	$11,497	$11,757	$221,744	$221,610	$216,927	$59,876	$157,128	$70,999
(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index		VIP – International Index		VIF – Emerging Markets Equity		VIF – Emerging Markets Debt
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$601	$197	$1,854	$415	$367	$2	$5,906	$6,784
Net realized gain (loss) on investments	1,272	(32)	757	45	2,638	(1,850)	(830)	(1,707)
Unrealized appreciation (depreciation)	7,360	(4,747)	9,988	(4,967)	7,502	(12,165)	10,064	(14,818)
Net increase (decrease) in net assets from operations	9,233	(4,582)	12,599	(4,507)	10,507	(14,013)	15,140	(9,741)
Contract Transactions:
Payments received from contract owners	1,989	1,380	2,574	2,755	270	258	643	1,075
Transfers between sub-accounts and the fixed account, net	27,663	28,111	47,986	42,376	(3,338)	(8,283)	(4,007)	(15,701)
Contract benefits	(57)	(14)	(26)	(9)	(578)	(670)	(383)	(337)
Contract terminations	(427)	(71)	(944)	(612)	(1,194)	(1,461)	(4,274)	(4,200)
Contract maintenance charges	—	—	—	—	(5)	(6)	(3)	(3)
Other transfers (to) from FILI, net	24	4	4	(1)	(10)	13	(11)	(1)
Net increase (decrease) in net assets from contract transactions	29,192	29,410	49,594	44,509	(4,855)	(10,149)	(8,035)	(19,167)
Total increase (decrease) in net assets	38,425	24,828	62,193	40,002	5,652	(24,162)	7,105	(28,908)
Net Assets:
Beginning of period	24,828	—	40,002	—	58,715	82,877	111,320	140,228
End of period	$63,253	$24,828	$102,195	$40,002	$64,367	$58,715	$118,425	$111,320

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist		Invesco – V.I. Global Core Equity		WFF – VT Discovery		WFF – VT Opportunity
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$369	$209	$215	$174	$(245)	$(243)	$(107)	$(127)
Net realized gain (loss) on investments	668	879	2,127	1,471	3,136	3,588	2,265	1,950
Unrealized appreciation (depreciation)	3,077	(2,959)	2,598	(5,691)	6,099	(5,256)	2,975	(3,275)
Net increase (decrease) in net assets from operations	4,114	(1,871)	4,940	(4,046)	8,990	(1,911)	5,133	(1,452)
Contract Transactions:
Payments received from contract owners	251	244	47	350	—	—	—	—
Transfers between sub-accounts and the fixed account, net	(1,175)	(2,400)	(2,451)	(1,504)	(896)	(1,059)	(635)	(697)
Contract benefits	(376)	(370)	(265)	(272)	(666)	(920)	(334)	(400)
Contract terminations	(683)	(915)	(570)	(1,671)	(1,058)	(769)	(530)	(386)
Contract maintenance charges	(1)	(1)	(1)	(1)	(7)	(7)	(3)	(3)
Other transfers (to) from FILI, net	30	(1)	2	6	(61)	(67)	5	(128)
Net increase (decrease) in net assets from contract transactions	(1,954)	(3,443)	(3,238)	(3,092)	(2,688)	(2,822)	(1,497)	(1,614)
Total increase (decrease) in net assets	2,160	(5,314)	1,702	(7,138)	6,302	(4,733)	3,636	(3,066)
Net Assets:
Beginning of period	24,752	30,066	21,275	28,413	24,362	29,095	17,300	20,366
End of period	$26,912	$24,752	$22,977	$21,275	$30,664	$24,362	$20,936	$17,300
(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets		PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$596	$1,961	$543	$328	$9,436	$6,549	$2,452	$4,092
Net realized gain (loss) on investments	(2,281)	(2,366)	(559)	(148)	(507)	(1,664)	(2,145)	(1,920)
Unrealized appreciation (depreciation)	17,455	(22,850)	1,428	(2,618)	4,854	(4,667)	13,177	(6,669)
Net increase (decrease) in net assets from operations	15,770	(23,255)	1,412	(2,438)	13,783	218	13,484	(4,497)
Contract Transactions:
Payments received from contract owners	265	727	69	248	2,950	3,768	1,202	1,400
Transfers between sub-accounts and the fixed account, net	(11,218)	(14,108)	(2,291)	1,515	5,304	(17,194)	(9,709)	(10,061)
Contract benefits	(217)	(152)	(7)	(2)	(791)	(410)	(440)	(225)
Contract terminations	(2,884)	(3,884)	(640)	(491)	(22,635)	(29,568)	(7,498)	(7,284)
Contract maintenance charges	(2)	(3)	—	—	(3)	(3)	(2)	(2)
Other transfers (to) from FILI, net	(61)	8	—	—	(39)	17	24	14
Net increase (decrease) in net assets from contract transactions	(14,117)	(17,412)	(2,869)	1,270	(15,214)	(43,390)	(16,423)	(16,158)
Total increase (decrease) in net assets	1,653	(40,667)	(1,457)	(1,168)	(1,431)	(43,172)	(2,939)	(20,655)
Net Assets:
Beginning of period	93,526	134,193	13,614	14,782	376,435	419,607	171,236	191,891
End of period	$95,179	$93,526	$12,157	$13,614	$375,004	$376,435	$168,297	$171,236

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	PVIT – Total Return		Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov't Securities
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$14,686	$12,310	$1,555	$1,060	$6,267	$(210)	$1,340	$1,176
Net realized gain (loss) on investments	54	4,199	5,837	7,804	(704)	(1,137)	81	(598)
Unrealized appreciation (depreciation)	25,883	(21,410)	20,015	(22,992)	(3,998)	2,940	994	(670)
Net increase (decrease) in net assets from operations	40,623	(4,901)	27,407	(14,128)	1,565	1,593	2,415	(92)
Contract Transactions:
Payments received from contract owners	12,548	7,291	992	1,479	706	1,050	948	284
Transfers between sub-accounts and the fixed account, net	11,922	(38,187)	(16,332)	(17,084)	(5,210)	(6,655)	9,134	(5,987)
Contract benefits	(928)	(489)	(137)	(170)	(71)	(149)	(50)	(99)
Contract terminations	(26,906)	(31,450)	(5,091)	(5,832)	(4,553)	(4,278)	(4,234)	(3,828)
Contract maintenance charges	(3)	(3)	(2)	(3)	(1)	(1)	—	—
Other transfers (to) from FILI, net	30	15	23	(14)	10	9	8	7
Net increase (decrease) in net assets from contract transactions	(3,337)	(62,823)	(20,547)	(21,624)	(9,119)	(10,024)	5,806	(9,623)
Total increase (decrease) in net assets	37,286	(67,724)	6,860	(35,752)	(7,554)	(8,431)	8,221	(9,715)
Net Assets:
Beginning of period	508,311	576,035	165,898	201,650	91,087	99,518	47,183	56,898
End of period	$545,597	$508,311	$172,758	$165,898	$83,533	$91,087	$55,404	$47,183

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement Annuity, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) ("VIP")

Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")

Morgan Stanley Variable Insurance Funds, Inc. ("VIF")

Wells Fargo Variable Trust Funds ("WFF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. ("Invesco")

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

During 2018, the following underlying funds were added and commenced operations effective June 8, 2018:

VIP - Bond Index

VIP - Total Market Index

VIP - Extended Market Index

VIP - International Index

During 2018 the following underlying funds were renamed:

Old Name
VIP - Telecommunications
VIP - Telecommunications Investor Class
New Name
VIP - Communication Services
VIP - Communication Services Investor Class

As of December 31, 2019, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $76,613,000 and 1,898,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Contract Transactions

Other transfers (to) from FILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2019 or 2018. The Account had no Level 3 activity during 2019 and 2018.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2019 are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	%-0.20%	0.50%	0.85	%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

FILI collected these fees on behalf of these VIP portfolios through a redemption of units, but the fees were retained by the portfolios, not by FILI, and were part of the portfolios' assets. The redemption fee was recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are subsidiaries of FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2019 were 0.045% to 0.79% depending on the fund.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2019:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$70,602	$82,592
VIP - Government Money Market Investor Class	607,376	458,869
VIP - High Income	11,452	12,431
VIP - High Income Investor Class	74,787	44,402
VIP - Equity Income	33,977	43,770
VIP - Equity Income Investor Class	57,613	44,663
VIP - Growth	35,089	55,169
VIP - Growth Investor Class	68,039	74,271
VIP - Overseas	4,637	10,256
VIP - Overseas, Investor Class	20,988	44,572
VIP - Investment Grade Bond	12,294	20,940
VIP - Investment Grade Bond Investor Class	176,021	55,567
VIP - Asset Manager	13,318	21,464
VIP - Asset Manager Investor Class	33,277	30,820
VIP - Index 500	350,434	267,236
VIP - Asset Manager Growth	4,792	6,768
VIP - Asset Manager Growth Investor Class	15,602	14,293
VIP - Contrafund	107,659	99,413
VIP - Contrafund Investor Class	221,549	152,439
VIP - Balanced	17,915	17,049
VIP - Balanced Investor Class	335,857	231,925
VIP - Dynamic Capital Appreciation	4,502	4,379
VIP - Dynamic Cap App Investor Class	23,622	19,429
VIP - Growth & Income	15,071	14,024
VIP - Growth & Income Investor Class	39,944	34,353
VIP - Growth Opportunities	56,811	24,067
VIP - Growth Opportunities Investor Class	253,087	92,064
VIP - Mid Cap	34,604	44,189
VIP - Mid Cap Investor Class	79,534	75,677
VIP - Value Strategies	4,838	6,087
VIP - Value Strategies Investor Class	19,731	13,091
VIP - Utilities	15,263	17,499
VIP - Utilities Investor Class	86,547	35,374
VIP - Technology	44,436	29,719
VIP - Technology Investor Class	200,344	99,722
VIP - Energy	4,326	7,195
VIP - Energy Investor Class	13,838	33,258
VIP - Health Care	13,202	30,194
VIP - Heath Care Investor Class	103,528	154,051
VIP - Financial Services	4,706	8,541
VIP - Financial Services Investor Class	27,646	48,393
VIP - Industrials	5,926	7,830
VIP - Industrials Investor Class	33,546	37,038
VIP - Consumer Discretionary	3,476	7,443
VIP - Consumer Discretionary Investor Class	31,900	46,505
VIP - Real Estate	5,268	6,191
VIP - Real Estate Investor Class	44,666	31,314
VIP - Strategic Income	6,583	10,749
VIP - Strategic Income Investor Class	87,993	86,876
VIP - International Capital Appreciation	3,039	3,618
VIP - International Capital Appreciation Investor Class	46,300	41,857
VIP - Value	2,791	3,207
VIP - Value Investor Class	25,420	22,861
VIP - Freedom Income	934	1,579

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Freedom Income Investor Class	$15,501	$10,744
VIP - Freedom 2005	705	553
VIP - Freedom 2005 Investor Class	7,629	5,788
VIP - Freedom 2010	1,960	2,248
VIP - Freedom 2010 Investor Class	12,925	8,125
VIP - Freedom 2015	3,095	3,040
VIP - Freedom 2015 Investor Class	13,334	13,802
VIP - Freedom 2020	4,968	2,975
VIP - Freedom 2020 Investor Class	34,590	29,288
VIP - Freedom 2025	4,652	6,712
VIP - Freedom 2025 Investor Class	36,587	25,945
VIP - Freedom 2030	2,868	3,499
VIP - Freedom 2030 Investor Class	46,140	21,262
VIP - Freedom Lifetime Income I	377	937
VIP - Freedom Lifetime Income II	2,190	2,797
VIP - Freedom Lifetime Income III	2,670	2,102
VIP - Disciplined Small Cap	4,877	8,788
VIP - Disciplined Small Cap Investor Class	37,188	42,283
VIP - Funds Manager 20%	133,742	80,795
VIP - Funds Manager 50%	296,224	142,678
VIP - Funds Manager 60%	417,108	204,085
VIP - Funds Manager 70%	284,623	120,555
VIP - Funds Manager 85%	115,003	61,796
VIP - Consumer Staples	4,460	3,428
VIP - Consumer Staples Investor Class	42,253	29,571
VIP - Materials	1,458	2,383
VIP - Materials Investor Class	7,179	12,704
VIP - Telecommunications	7,312	4,682
VIP - Telecommunications Investor Class	37,908	17,536
VIP - Emerging Markets	2,739	3,825
VIP - Emerging Markets Investor Class	21,945	27,522
VIP - Floating Rate High Income	2,779	3,429
VIP - Floating Rate High Income Investor Class	56,696	64,036
VIP - Bond Index	175,991	22,955
VIP - Total Market Index	79,957	19,885
VIP - Extended Market Index	42,763	12,382
VIP - International Index	63,149	11,504
VIF - Emerging Market Equity	12,108	12,507
VIF - Emerging Market Debt	14,694	16,803
VIF - Global Strategist	2,731	3,236
Invesco - V.I. global Core Equity	3,039	4,500
WFF - VT Discovery	3,159	2,995
WFF - VT opportunity	2,362	1,718
Lazard - Retirement Emerging Markets	6,609	20,130
PVIT - Commodity Real Return	3,629	5,955
PVIT - Low Duration	55,607	61,385
PVIT - Real Return	13,897	27,868
PVIT - Total Return	73,482	62,133
BlackRock - Global Allocation	12,994	26,338
FTVIP - Templeton Global Bond	14,925	17,778
FTVIP - Franklin U.S. Gov't Securitiess	20,811	13,664

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2019:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	233,645	$233,645	$1.00
VIP - Government Money Market Investor Class	1,694,897	1,694,897	1.00
VIP - High Income	14,851	182,206	5.43
VIP - High Income Investor Class	74,161	442,038	5.39
VIP - Equity Income	16,401	413,976	23.77
VIP - Equity Income Investor Class	15,056	366,579	23.63
VIP - Growth	6,564	377,283	79.09
VIP - Growth Investor Class	5,805	392,114	78.67
VIP - Overseas	3,395	86,302	23.13
VIP - Overseas, Class R Investor Class	9,536	216,838	23.05
VIP - Investment Grade Bond	12,864	173,825	13.17
VIP - Investment Grade Bond Investor Class	58,515	768,261	13.12
VIP - Asset Manager	13,154	221,740	15.23
VIP - Asset Manager Investor Class	13,382	215,967	15.12
VIP - Index 500	10,321	2,310,527	320.35
VIP - Asset Manager Growth	3,493	60,914	19.20
VIP - Asset Manager Growth Investor Class	5,848	111,440	19.07
VIP - Contrafund	25,270	799,001	37.17
VIP - Contrafund Investor Class	40,734	1,374,569	36.91
VIP - Balanced	8,685	148,108	19.55
VIP - Balanced Investor Class	150,776	2,551,905	19.37
VIP - Dynamic Capital Appreciation	1,571	21,020	13.20
VIP - Dynamic Capital Appreciation Investor Class	8,741	117,332	13.17
VIP - Growth & Income	5,382	100,941	22.17
VIP - Growth & Income Investor Class	9,227	190,105	22.07
VIP - Growth Opportunities	3,391	131,505	48.86
VIP - Growth Opportunities Investor Class	12,358	492,393	48.52
VIP - Mid Cap	8,451	287,868	32.95
VIP - Mid Cap Investor Class	15,741	555,316	32.72
VIP - Value Strategies	2,507	35,717	13.31
VIP - Value Strategies Investor Class	5,831	85,862	13.20
VIP - Utilities	1,982	34,624	18.79
VIP - Utilities Investor Class	10,612	180,419	18.66
VIP - Technology	7,979	132,150	19.08
VIP - Technology Investor Class	35,736	588,870	18.80
VIP - Energy	1,625	45,407	15.91
VIP - Energy Investor Class	4,580	116,632	15.88
VIP - Health Care	3,904	111,258	33.32
VIP - Heath Care Investor Class	20,613	585,230	33.02
VIP - Financial Services	1,630	22,804	13.62
VIP - Financial Services Investor Class	9,154	120,322	13.56
VIP - Industrials	1,392	30,299	21.98
VIP - Industrials Investor Class	5,675	125,053	21.82
VIP - Consumer Discretionary	912	20,051	25.27
VIP - Consumer Discretionary Investor Class	6,364	142,398	25.20
VIP - Real Estate	1,685	41,194	19.79
VIP - Real Estate Investor Class	8,917	187,304	19.67
VIP - Strategic Income	5,369	63,240	11.45
VIP - Strategic Income Investor Class	78,539	921,150	11.41
VIP - International Capital Appreciation, Class R	1,089	17,600	19.50
VIP - International Capital Appreciation Investor Class	14,980	238,285	19.35
VIP - Value	1,148	18,281	15.78

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Value Investor Class	8,968	$141,172	$15.75
VIP - Freedom Income	917	10,419	11.89
VIP - Freedom Income Investor Class	6,801	77,845	11.91
VIP - Freedom 2005	654	7,953	12.75
VIP - Freedom 2005 Investor Class	2,427	28,400	12.20
VIP - Freedom 2010	734	9,287	13.42
VIP - Freedom 2010 Investor Class	4,786	58,000	12.84
VIP - Freedom 2015	1,763	22,381	13.19
VIP - Freedom 2015 Investor Class	7,709	92,545	12.86
VIP - Freedom 2020	1,840	24,270	14.01
VIP - Freedom 2020 Investor Class	15,346	187,008	13.29
VIP - Freedom 2025	1,157	16,246	15.34
VIP - Freedom 2025 Investor Class	16,010	206,402	14.38
VIP - Freedom 2030	1,345	18,675	15.28
VIP - Freedom 2030 Investor Class	18,215	230,479	14.26
VIP - Freedom Lifetime Income I	959	10,604	11.49
VIP - Freedom Lifetime Income II	2,508	29,777	12.98
VIP - Freedom Lifetime Income III	2,259	27,223	13.53
VIP - Disciplined Small Cap	1,431	23,172	14.68
VIP - Disciplined Small Cap Investor Class	14,519	228,452	14.61
VIP - Funds Manager 20%	66,551	751,875	11.18
VIP - Funds Manager 50%	129,825	1,552,920	12.28
VIP - Funds Manager 60%	188,105	2,041,608	10.20
VIP - Funds Manager 70%	120,671	1,459,899	12.37
VIP - Funds Manager 85%	40,773	504,830	12.28
VIP - Consumer Staples	1,061	19,991	18.76
VIP - Consumer Staples Investor Class	11,167	205,796	18.67
VIP - Materials	704	10,727	11.74
VIP - Materials Investor Class	2,741	42,582	11.73
VIP - Telecommunications	678	8,708	12.98
VIP - Telecommunications Investor Class	5,106	63,917	12.88
VIP - Emerging Markets	813	9,999	12.68
VIP - Emerging Markets Investor Class	6,973	84,714	12.63
VIP - Floating Rate High Income	1,167	11,748	9.85
VIP - Floating Rate High Income Investor Class	22,512	226,534	9.85
VIP - Bond Index	20,311	214,009	10.68
VIP - Total Market Index	13,248	141,972	11.86
VIP - Extended Market Index	5,819	60,635	10.87
VIP - International Index	10,189	97,174	10.03
VIF - Emerging Market Equity	4,025	87,799	15.99
VIF - Emerging Market Debt	15,422	140,855	7.68
VIF - Global Strategist	2,467	33,697	10.91
Invesco - V.I. global Core Equity	2,235	21,316	10.28
WFF - VT Discovery	933	29,968	32.85
WFF - VT opportunity	784	21,697	26.68
Lazard - Retirement Emerging Markets	4,370	110,497	21.78
PVIT - Commodity Real Return	1,897	24,520	6.41
PVIT - Low Duration	36,765	391,971	10.20
PVIT - Real Return	13,314	194,349	12.64
PVIT - Total Return	49,509	568,962	11.02
BlackRock - Global Allocation V.I.	10,126	176,877	17.06
FTVIP - Templeton Global Bond	5,231	101,819	15.97
FTVIP - Franklin U.S. Gov't Securities	4,598	59,530	12.05

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2019 and 2018 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIP - Government Money Market
Units Issued	6,679	9,451	108	410
Units Redeemed	(7,170)	(7,674)	(329)	(318)
Net Increase (Decrease)	(491)	1,777	(221)	92
VIP - High Income
Units Issued	139	97	26	18
Units Redeemed	(189)	(265)	(53)	(70)
Net Increase (Decrease)	(50)	(168)	(27)	(52)
VIP - Equity-Income
Units Issued	79	49	3	5
Units Redeemed	(345)	(366)	(54)	(66)
Net Increase (Decrease)	(266)	(317)	(51)	(61)
VIP - Growth
Units Issued	77	127	6	21
Units Redeemed	(305)	(366)	(45)	(47)
Net Increase (Decrease)	(228)	(239)	(39)	(26)
VIP - Overseas
Units Issued	24	68	1	3
Units Redeemed	(180)	(274)	(17)	(55)
Net Increase (Decrease)	(156)	(206)	(16)	(52)
VIP - Investment Grade Bond
Units Issued	336	254	14	27
Units Redeemed	(491)	(609)	(129)	(133)
Net Increase (Decrease)	(155)	(355)	(115)	(106)
VIP - Asset Manager
Units Issued	40	89	2	3
Units Redeemed	(272)	(361)	(66)	(72)
Net Increase (Decrease)	(232)	(272)	(64)	(69)
VIP - Index 500
Units Issued	391	478	21	18
Units Redeemed	(738)	(910)	(91)	(124)
Net Increase (Decrease)	(347)	(432)	(70)	(106)
VIP - Asset Manager: Growth
Units Issued	8	29	1	2
Units Redeemed	(116)	(152)	(33)	(42)
Net Increase (Decrease)	(108)	(123)	(32)	(40)
VIP - Contrafund
Units Issued	176	223	18	25
Units Redeemed	(928)	(1,012)	(112)	(154)
Net Increase (Decrease)	(752)	(789)	(94)	(129)
VIP - Balanced
Units Issued	324	360	28	41
Units Redeemed	(430)	(634)	(141)	(139)
Net Increase (Decrease)	(106)	(274)	(113)	(98)
VIP - Dynamic Capital Appreciation
Units Issued	33	53	4	7
Units Redeemed	(112)	(106)	(14)	(23)
Net Increase (Decrease)	(79)	(53)	(10)	(16)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIP - Growth & Income
Units Issued	53	89	12	12
Units Redeemed	(278)	(390)	(67)	(101)
Net Increase (Decrease)	(225)	(301)	(55)	(89)
VIP - Growth Opportunities
Units Issued	1,227	888	134	100
Units Redeemed	(726)	(840)	(104)	(110)
Net Increase (Decrease)	501	48	30	(10)
VIP - Mid Cap
Units Issued	97	178	5	12
Units Redeemed	(799)	(744)	(158)	(149)
Net Increase (Decrease)	(702)	(566)	(153)	(137)
VIP - Value Strategies
Units Issued	58	38	7	3
Units Redeemed	(181)	(230)	(41)	(37)
Net Increase (Decrease)	(123)	(192)	(34)	(34)
VIP - Utilities
Units Issued	428	542	99	75
Units Redeemed	(608)	(231)	(102)	(44)
Net Increase (Decrease)	(180)	311	(3)	31
VIP - Technology
Units Issued	643	1,033	65	99
Units Redeemed	(834)	(1,455)	(80)	(164)
Net Increase (Decrease)	(191)	(422)	(15)	(65)
VIP - Energy
Units Issued	171	247	39	91
Units Redeemed	(287)	(411)	(76)	(91)
Net Increase (Decrease)	(116)	(164)	(37)	—
VIP - Health Care
Units Issued	203	656	32	87
Units Redeemed	(645)	(677)	(86)	(99)
Net Increase (Decrease)	(442)	(21)	(54)	(12)
VIP - Financial Services
Units Issued	158	493	41	57
Units Redeemed	(476)	(1,238)	(69)	(142)
Net Increase (Decrease)	(318)	(745)	(28)	(85)
VIP - Industrials
Units Issued	52	52	20	8
Units Redeemed	(151)	(160)	(28)	(30)
Net Increase (Decrease)	(99)	(108)	(8)	(22)
VIP - Consumer Discretionary
Units Issued	77	286	18	74
Units Redeemed	(197)	(196)	(39)	(66)
Net Increase (Decrease)	(120)	90	(21)	8
VIP - Real Estate
Units Issued	129	53	18	2
Units Redeemed	(165)	(197)	(29)	(30)
Net Increase (Decrease)	(36)	(144)	(11)	(28)
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIP - Strategic Income
Units Issued	279	274	27	17
Units Redeemed	(510)	(742)	(89)	(113)
Net Increase (Decrease)	(231)	(468)	(62)	(96)
VIP - International Capital Appreciation
Units Issued	148	262	20	14
Units Redeemed	(183)	(403)	(22)	(76)
Net Increase (Decrease)	(35)	(141)	(2)	(62)
VIP - Value
Units Issued	60	58	11	3
Units Redeemed	(136)	(164)	(15)	(27)
Net Increase (Decrease)	(76)	(106)	(4)	(24)
VIP - Freedom Income
Units Issued	67	86	—	—
Units Redeemed	(131)	(145)	—	—
Net Increase (Decrease)	(64)	(59)	—	—
VIP - Freedom 2005
Units Issued	23	64	—	—
Units Redeemed	(28)	(42)	—	—
Net Increase (Decrease)	(5)	22	—	—
VIP - Freedom 2010
Units Issued	71	27	—	—
Units Redeemed	(114)	(68)	—	—
Net Increase (Decrease)	(43)	(41)	—	—
VIP - Freedom 2015
Units Issued	53	27	—	—
Units Redeemed	(145)	(157)	—	—
Net Increase (Decrease)	(92)	(130)	—	—
VIP - Freedom 2020
Units Issued	177	114	—	—
Units Redeemed	(158)	(237)	—	—
Net Increase (Decrease)	19	(123)	—	—
VIP - Freedom 2025
Units Issued	184	145	—	—
Units Redeemed	(308)	(138)	—	—
Net Increase (Decrease)	(124)	7	—	—
VIP - Freedom 2030
Units Issued	90	165	—	—
Units Redeemed	(163)	(215)	—	—
Net Increase (Decrease)	(73)	(50)	—	—
VIP - Disciplined Small Cap
Units Issued	170	318	26	57
Units Redeemed	(432)	(457)	(68)	(87)
Net Increase (Decrease)	(262)	(139)	(42)	(30)
VIP - FundsManager 20% Investor Class
Units Issued	309	255	28	12
Units Redeemed	(458)	(749)	(88)	(93)
Net Increase (Decrease)	(149)	(494)	(60)	(81)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIP - FundsManager 50% Investor Class
Units Issued	253	241	3	92
Units Redeemed	(695)	(764)	(327)	(336)
Net Increase (Decrease)	(442)	(523)	(324)	(244)
VIP - FundsManager 60% Investor Class
Units Issued	97	189	31	21
Units Redeemed	(209)	(465)	(139)	(153)
Net Increase (Decrease)	(112)	(276)	(108)	(132)
VIP - FundsManager 70% Investor Class
Units Issued	106	173	8	6
Units Redeemed	(427)	(452)	(189)	(197)
Net Increase (Decrease)	(321)	(279)	(181)	(191)
VIP - FundsManager 85% Investor Class
Units Issued	60	47	2	38
Units Redeemed	(238)	(197)	(85)	(107)
Net Increase (Decrease)	(178)	(150)	(83)	(69)
VIP - Consumer Staples
Units Issued	141	97	27	7
Units Redeemed	(132)	(410)	(31)	(55)
Net Increase (Decrease)	9	(313)	(4)	(48)
VIP - Materials
Units Issued	30	110	7	14
Units Redeemed	(119)	(317)	(16)	(79)
Net Increase (Decrease)	(89)	(207)	(9)	(65)
VIP - Communication Services
Units Issued	338	122	92	22
Units Redeemed	(244)	(113)	(67)	(36)
Net Increase (Decrease)	94	9	25	(14)
VIP - Emerging Markets
Units Issued	261	786	27	132
Units Redeemed	(325)	(1,446)	(71)	(262)
Net Increase (Decrease)	(64)	(660)	(44)	(130)
VIP - Floating Rate High Income
Units Issued	227	983	7	127
Units Redeemed	(322)	(492)	(14)	(84)
Net Increase (Decrease)	(95)	491	(7)	43
VIP - Bond Index
Units Issued	1,131	335	68	116
Units Redeemed	(419)	(75)	(64)	(21)
Net Increase (Decrease)	712	260	4	95
VIP - Total Market Index
Units Issued	579	577	38	134
Units Redeemed	(223)	(70)	(90)	(18)
Net Increase (Decrease)	356	507	(52)	116
VIF - Extended Market Index
Units Issued	362	171	86	31
Units Redeemed	(146)	(87)	(11)	(5)
Net Increase (Decrease)	216	84	75	26

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIF - International Index
Units Issued	194	200	15	35
Units Redeemed	(48)	(35)	(6)	(3)
Net Increase (Decrease)	146	165	9	32
VIF - Emerging Markets Equity
Units Issued	55	32	2	4
Units Redeemed	(146)	(170)	(15)	(19)
Net Increase (Decrease)	(91)	(138)	(13)	(15)
VIF - Emerging Markets Debt
Units Issued	19	9	3	1
Units Redeemed	(46)	(64)	(6)	(8)
Net Increase (Decrease)	(27)	(55)	(3)	(7)
VIF - Global Strategist
Units Issued	8	16	—	1
Units Redeemed	(42)	(57)	(17)	(15)
Net Increase (Decrease)	(34)	(41)	(17)	(14)
Invesco - V.I. Global Core Equity
Units Issued	7	10	—	1
Units Redeemed	(36)	(44)	(8)	(13)
Net Increase (Decrease)	(29)	(34)	(8)	(12)
WFF - VT Discovery
Units Issued	1	10	—	—
Units Redeemed	(41)	(56)	(8)	(11)
Net Increase (Decrease)	(40)	(46)	(8)	(11)
WFF - VT Opportunity
Units Issued	3	1	—	—
Units Redeemed	(27)	(27)	(5)	(9)
Net Increase (Decrease)	(24)	(26)	(5)	(9)
Lazard - Retirement Emerging Markets
Units Issued	35	119	6	4
Units Redeemed	(163)	(257)	(9)	(22)
Net Increase (Decrease)	(128)	(138)	(3)	(18)
PVIT - Commodity Real Return
Units Issued	—	—	—	11
Units Redeemed	—	(1)	(8)	(3)
Net Increase (Decrease)	—	(1)	(8)	8
PVIT - Low Duration
Units Issued	423	429	13	38
Units Redeemed	(502)	(677)	(34)	(21)
Net Increase (Decrease)	(79)	(248)	(21)	17
PVIT - Real Return
Units Issued	37	103	8	7
Units Redeemed	(254)	(230)	(14)	(18)
Net Increase (Decrease)	(217)	(127)	(6)	(11)
PVIT - Total Return
Units Issued	234	118	11	6
Units Redeemed	(297)	(360)	(11)	(27)
Net Increase (Decrease)	(63)	(242)	—	(21)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
Blackrock - Global Allocation V.I.
Units Issued	18	26	—	1
Units Redeemed	(92)	(137)	(9)	(8)
Net Increase (Decrease)	(74)	(111)	(9)	(7)
FTVIP - Templeton Global Bond
Units Issued	66	75	18	2
Units Redeemed	(69)	(102)	(14)	(15)
Net Increase (Decrease)	(3)	(27)	4	(13)
FTVIP - Franklin U.S. Gov't Securities
Units Issued	167	122	6	8
Units Redeemed	(99)	(201)	(27)	(5)
Net Increase (Decrease)	68	(79)	(21)	3
	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Government Money Market Investor Class
Units Issued	205,601	234,820	41	—
Units Redeemed	(194,785)	(192,698)	(35)	—
Net Increase (Decrease)	10,816	42,122	6	—
VIP - High Income Investor Class
Units Issued	4,260	5,070	—	—
Units Redeemed	(3,535)	(7,226)	—	—
Net Increase (Decrease)	725	(2,156)	—	—
VIP - Equity Income Investor Class
Units Issued	2,064	1,984	—	—
Units Redeemed	(2,612)	(3,174)	—	—
Net Increase (Decrease)	(548)	(1,190)	—	—
VIP - Growth Investor Class
Units Issued	2,180	4,992	—	—
Units Redeemed	(3,087)	(4,253)	—	—
Net Increase (Decrease)	(907)	739	—	—
VIP - Overseas, Investor Class
Units Issued	1,011	2,991	—	—
Units Redeemed	(2,955)	(5,154)	—	—
Net Increase (Decrease)	(1,944)	(2,163)	—	—
VIP - Investment Grade Bond Investor Class
Units Issued	15,712	7,635	—	—
Units Redeemed	(8,787)	(13,776)	—	—
Net Increase (Decrease)	6,925	(6,141)	—	—
VIP - Asset Manager Investor Class
Units Issued	1,383	1,887	—	—
Units Redeemed	(1,792)	(1,862)	—	—
Net Increase (Decrease)	(409)	25	—	—
VIP - Index 500
Units Issued	16,090	17,829	—	—
Units Redeemed	(15,112)	(18,058)	—	—
Net Increase (Decrease)	978	(229)	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Asset Manager: Growth Investor Class
Units Issued	448	644	—	—
Units Redeemed	(704)	(764)	—	—
Net Increase (Decrease)	(256)	(120)	—	—
VIP - Contrafund Investor Class
Units Issued	4,520	7,454	—	—
Units Redeemed	(7,413)	(8,696)	—	—
Net Increase (Decrease)	(2,893)	(1,242)	—	—
VIP - Balanced Investor Class
Units Issued	12,223	14,119	—	—
Units Redeemed	(9,671)	(9,268)	—	—
Net Increase (Decrease)	2,552	4,851	—	—
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	246	829	—	—
Units Redeemed	(700)	(876)	—	—
Net Increase (Decrease)	(454)	(47)	—	—
VIP - Growth & Income Investor Class
Units Issued	902	1,259	—	—
Units Redeemed	(1,480)	(2,174)	—	—
Net Increase (Decrease)	(578)	(915)	—	—
VIP - Growth Opportunities Investor Class
Units Issued	7,227	4,740	—	—
Units Redeemed	(4,195)	(2,787)	—	—
Net Increase (Decrease)	3,032	1,953	—	—
VIP - Mid Cap Investor Class
Units Issued	1,820	2,813	—	—
Units Redeemed	(3,856)	(3,880)	—	—
Net Increase (Decrease)	(2,036)	(1,067)	—	—
VIP - Value Strategies Investor Class
Units Issued	630	414	—	—
Units Redeemed	(658)	(1,054)	—	—
Net Increase (Decrease)	(28)	(640)	—	—
VIP - Utilities Investor Class
Units Issued	3,519	2,326	—	—
Units Redeemed	(2,269)	(1,474)	—	—
Net Increase (Decrease)	1,250	852	—	—
VIP - Technology Investor Class
Units Issued	4,003	6,026	—	—
Units Redeemed	(3,909)	(6,079)	—	—
Net Increase (Decrease)	94	(53)	—	—
VIP - Energy Investor Class
Units Issued	1,554	3,841	—	—
Units Redeemed	(3,194)	(3,658)	—	—
Net Increase (Decrease)	(1,640)	183	—	—
VIP - Health Care Investor Class
Units Issued	2,585	4,397	—	—
Units Redeemed	(4,653)	(3,344)	—	—
Net Increase (Decrease)	(2,068)	1,053	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Financial Services Investor Class
Units Issued	1,369	3,075	—	—
Units Redeemed	(3,113)	(4,715)	—	—
Net Increase (Decrease)	(1,744)	(1,640)	—	—
VIP - Industrials Investor Class
Units Issued	856	938	—	—
Units Redeemed	(1,364)	(1,610)	—	—
Net Increase (Decrease)	(508)	(672)	—	—
VIP - Consumer Discretionary Investor Class
Units Issued	1,219	3,123	—	—
Units Redeemed	(1,861)	(1,993)	—	—
Net Increase (Decrease)	(642)	1,130	—	—
VIP - Real Estate Investor Class
Units Issued	2,148	730	—	—
Units Redeemed	(1,840)	(1,709)	—	—
Net Increase (Decrease)	308	(979)	—	—
VIP - Strategic Income Investor Class
Units Issued	5,806	6,461	—	—
Units Redeemed	(7,230)	(13,857)	—	—
Net Increase (Decrease)	(1,424)	(7,396)	—	—
VIP - International Capital Appreciation, Investor Class
Units Issued	2,722	3,771	—	—
Units Redeemed	(2,768)	(4,099)	—	—
Net Increase (Decrease)	(46)	(328)	—	—
VIP - Value Investor Class
Units Issued	810	905	—	—
Units Redeemed	(1,164)	(1,048)	—	—
Net Increase (Decrease)	(354)	(143)	—	—
VIP - Investor Freedom Income Investor Class
Units Issued	811	1,479	—	—
Units Redeemed	(713)	(1,279)	—	—
Net Increase (Decrease)	98	200	—	—
VIP - Investor Freedom 2005 Investor Class
Units Issued	374	387	—	—
Units Redeemed	(330)	(285)	—	—
Net Increase (Decrease)	44	102	—	—
VIP - Investor Freedom 2010 Investor Class
Units Issued	511	427	—	—
Units Redeemed	(442)	(782)	—	—
Net Increase (Decrease)	69	(355)	—	—
VIP - Investor Freedom 2015 Investor Class
Units Issued	398	652	—	—
Units Redeemed	(675)	(1,036)	—	—
Net Increase (Decrease)	(277)	(384)	—	—
VIP - Investor Freedom 2020 Investor Class
Units Issued	1,360	1,277	—	—
Units Redeemed	(1,598)	(1,877)	—	—
Net Increase (Decrease)	(238)	(600)	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Investor Freedom 2025 Investor Class
Units Issued	1,530	1,506	—	—
Units Redeemed	(1,512)	(1,450)	—	—
Net Increase (Decrease)	18	56	—	—
VIP - Investor Freedom 2030 Investor Class
Units Issued	1,770	2,125	—	—
Units Redeemed	(1,184)	(1,359)	—	—
Net Increase (Decrease)	586	766	—	—
VIP - Freedom Lifetime Income I
Units Issued	—	—	1	5
Units Redeemed	—	—	(49)	(61)
Net Increase (Decrease)	—	—	(48)	(56)
VIP - Freedom Lifetime Income II
Units Issued	—	—	21	6
Units Redeemed	—	—	(132)	(122)
Net Increase (Decrease)	—	—	(111)	(116)
VIP - Freedom Lifetime Income III
Units Issued	—	—	49	10
Units Redeemed	—	—	(89)	(99)
Net Increase (Decrease)	—	—	(40)	(89)
VIP - Disciplined Small Cap Investor Class
Units Issued	1,435	2,293	—	—
Units Redeemed	(2,459)	(2,508)	—	—
Net Increase (Decrease)	(1,024)	(215)	—	—
VIP - FundsManager 20% Investor Class
Units Issued	8,134	6,528	40	13
Units Redeemed	(6,942)	(8,674)	(64)	(61)
Net Increase (Decrease)	1,192	(2,146)	(24)	(48)
VIP - FundsManager 50% Investor Class
Units Issued	11,205	9,704	12	52
Units Redeemed	(9,946)	(10,160)	(557)	(569)
Net Increase (Decrease)	1,259	(456)	(545)	(517)
VIP - FundsManager 60% Investor Class
Units Issued	8,587	11,698	31	11
Units Redeemed	(7,851)	(7,480)	(681)	(592)
Net Increase (Decrease)	736	4,218	(650)	(581)
VIP - FundsManager 70% Investor Class
Units Issued	7,257	9,672	2	3
Units Redeemed	(7,595)	(8,179)	(141)	(139)
Net Increase (Decrease)	(338)	1,493	(139)	(136)
VIP - FundsManager 85% Investor Class
Units Issued	2,209	4,156	8	8
Units Redeemed	(2,916)	(3,518)	(67)	(66)
Net Increase (Decrease)	(707)	638	(59)	(58)
VIP - Consumer Staples Investor Class
Units Issued	1,888	1,266	—	—
Units Redeemed	(1,792)	(3,121)	—	—
Net Increase (Decrease)	96	(1,855)	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Materials Investor Class
Units Issued	267	883	—	—
Units Redeemed	(724)	(1,767)	—	—
Net Increase (Decrease)	(457)	(884)	—	—
VIP - Communication Services Investor Class
Units Issued	1,984	1,060	—	—
Units Redeemed	(1,221)	(916)	—	—
Net Increase (Decrease)	763	144	—	—
VIP - Emerging Markets Investor Class
Units Issued	2,315	6,015	—	—
Units Redeemed	(2,810)	(8,342)	—	—
Net Increase (Decrease)	(495)	(2,327)	—	—
VIP - Floating Rate High Income Investor Class
Units Issued	5,933	14,519	—	—
Units Redeemed	(7,515)	(8,485)	—	—
Net Increase (Decrease)	(1,582)	6,034	—	—
VIP - Bond Index
Units Issued	17,241	6,243	—	—
Units Redeemed	(4,146)	(721)	—	—
Net Increase (Decrease)	13,095	5,522	—	—
VIP - Total Market Index
Units Issued	8,039	8,243	—	—
Units Redeemed	(2,847)	(983)	—	—
Net Increase (Decrease)	5,192	7,260	—	—
VIP - Extended Market Index
Units Issued	4,285	3,399	—	—
Units Redeemed	(1,549)	(566)	—	—
Net Increase (Decrease)	2,736	2,833	—	—
VIP - International Index
Units Issued	6,726	5,165	—	—
Units Redeemed	(1,758)	(731)	—	—
Net Increase (Decrease)	4,968	4,434	—	—
VIF - Emerging Markets Equity
Units Issued	513	912	—	—
Units Redeemed	(672)	(1,335)	—	—
Net Increase (Decrease)	(159)	(423)	—	—
VIF - Emerging Markets Debt
Units Issued	621	524	—	—
Units Redeemed	(1,006)	(1,578)	—	—
Net Increase (Decrease)	(385)	(1,054)	—	—
VIF - Global Strategist
Units Issued	68	106	—	—
Units Redeemed	(136)	(261)	—	—
Net Increase (Decrease)	(68)	(155)	—	—
Invesco - V.I. Global Core Equity
Units Issued	71	346	—	—
Units Redeemed	(236)	(470)	—	—
Net Increase (Decrease)	(165)	(124)	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
Lazard - Retirement Emerging Markets
Units Issued	524	1,012	—	—
Units Redeemed	(1,345)	(1,956)	—	—
Net Increase (Decrease)	(821)	(944)	—	—
PVIT - Commodity Real Return
Units Issued	568	1,570	—	—
Units Redeemed	(1,069)	(1,399)	—	—
Net Increase (Decrease)	(501)	171	—	—
PVIT - Low Duration
Units Issued	5,319	6,305	—	—
Units Redeemed	(6,534)	(9,883)	—	—
Net Increase (Decrease)	(1,215)	(3,578)	—	—
PVIT - Real Return
Units Issued	1,215	1,559	—	—
Units Redeemed	(2,252)	(2,701)	—	—
Net Increase (Decrease)	(1,037)	(1,142)	—	—
PVIT - Total Return
Units Issued	6,397	4,337	—	—
Units Redeemed	(6,523)	(8,964)	—	—
Net Increase (Decrease)	(126)	(4,627)	—	—
Blackrock - Global Allocation V.I.
Units Issued	493	1,184	—	—
Units Redeemed	(1,907)	(2,655)	—	—
Net Increase (Decrease)	(1,414)	(1,471)	—	—
FTVIP - Templeton Global Bond
Units Issued	924	1,342	—	—
Units Redeemed	(1,725)	(2,203)	—	—
Net Increase (Decrease)	(801)	(861)	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	1,883	1,220	—	—
Units Redeemed	(1,394)	(2,083)	—	—
Net Increase (Decrease)	489	(863)	—	—

	Fidelity Growth and Guaranteed Income
(in thousands)	2019	2018
VIP - Government Money Market Investor Class
Units Issued	1,789	2,459
Units Redeemed	(1,815)	(2,603)
Net Increase (Decrease)	(26)	(144)
VIP - Balanced Investor Class
Units Issued	199	87
Units Redeemed	(5,593)	(6,377)
Net Increase (Decrease)	(5,394)	(6,290)
VIP - FundsManager 60% Investor Class
Units Issued	55	51
Units Redeemed	(4,842)	(6,114)
Net Increase (Decrease)	(4,787)	(6,063)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market (5)
2019	11,036	$21.22	$20.35	$233,659	0.80%	1.00%	1.99%	1.20%	1.00%
2018	11,748	$20.97	$20.15	$245,586	0.80%	1.00%	1.65%	0.83%	0.63%
2017	9,879	$20.79	$20.03	$204,884	0.80%	1.00%	0.67%	(0.13%)	(0.33%)
2016	11,224	$20.82	$20.09	$233,139	0.80%	1.00%	0.20%	(0.60%)	(0.81%)
2015	12,155	$20.94	$20.25	$253,816	0.80%	1.00%	0.01%	(0.77%)	(0.97%)
VIP - Government Money Market (5) Investor Class
2019	153,959	$10.39	$9.22	$1,694,897	0.10%	1.40%	1.96%	1.89%	0.72%
2018	143,163	$10.20	$9.01	$1,546,389	0.10%	1.40%	1.64%	1.53%	0.20%
2017	101,184	$10.05	$8.99	$1,078,245	0.10%	1.40%	0.65%	0.55%	(0.75%)
2016	100,319	$9.99	$9.06	$1,067,744	0.10%	1.40%	0.18%	0.08%	(1.22%)
2015	87,463	$9.98	$9.17	$934,802	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
VIP - High Income
2019	1,356	$60.01	$57.56	$80,631	0.80%	1.00%	5.14%	14.18%	13.96%
2018	1,433	$52.55	$50.51	$74,690	0.80%	1.00%	5.44%	(4.06%)	(4.26%)
2017	1,653	$54.78	$52.76	$89,833	0.80%	1.00%	5.18%	6.08%	5.87%
2016	1,885	$51.64	$49.83	$96,548	0.80%	1.00%	5.31%	13.69%	13.46%
2015	2,027	$45.42	$43.92	$91,337	0.80%	1.00%	6.25%	(4.40%)	(4.59%)
VIP - High Income Investor Class
2019	19,882	$17.42	$27.32	$399,726	0.10%	0.25%	5.24%	14.83%	14.65%
2018	19,157	$15.17	$23.83	$338,017	0.10%	0.25%	5.51%	(3.60%)	(3.74%)
2017	21,313	$15.74	$24.75	$392,092	0.10%	0.25%	5.13%	6.84%	6.68%
2016	22,622	$14.73	$23.20	$391,835	0.10%	0.25%	5.43%	14.52%	14.35%
2015	21,807	$12.86	$20.29	$331,218	0.10%	0.25%	5.84%	(3.77%)	(3.92%)
VIP - Equity-Income
2019	2,934	$133.60	$128.15	$389,886	0.80%	1.00%	1.99%	26.42%	26.17%
2018	3,251	$105.67	$101.57	$341,942	0.80%	1.00%	2.21%	(9.03%)	(9.21%)
2017	3,629	$116.16	$111.88	$419,673	0.80%	1.00%	1.68%	11.99%	11.77%
2016	4,020	$103.72	$100.10	$415,164	0.80%	1.00%	2.30%	17.07%	16.84%
2015	4,370	$88.60	$85.68	$385,365	0.80%	1.00%	3.03%	(4.73%)	(4.92%)
VIP - Equity-Income Investor Class
2019	13,139	$28.40	$41.79	$355,773	0.10%	0.25%	1.95%	27.22%	27.03%
2018	13,687	$22.32	$32.90	$291,581	0.10%	0.25%	2.17%	(8.47%)	(8.60%)
2017	14,877	$24.39	$35.99	$346,675	0.10%	0.25%	1.63%	12.72%	12.55%
2016	15,793	$21.64	$31.98	$327,035	0.10%	0.25%	2.45%	17.75%	17.57%
2015	14,516	$18.37	$27.20	$255,795	0.10%	0.25%	2.95%	(4.11%)	(4.26%)
VIP - Growth
2019	2,613	$199.32	$191.20	$519,163	0.80%	1.00%	0.26%	33.24%	32.97%
2018	2,880	$149.59	$143.79	$429,361	0.80%	1.00%	0.24%	(0.97%)	(1.17%)
2017	3,145	$151.06	$145.49	$473,564	0.80%	1.00%	0.22%	34.06%	33.79%
2016	3,343	$112.68	$108.75	$375,597	0.80%	1.00%	0.04%	(0.01%)	(0.21%)
2015	3,699	$112.69	$108.98	$415,521	0.80%	1.00%	0.19%	6.32%	6.10%
VIP - Growth Investor Class
2019	11,445	$41.07	$59.02	$456,710	0.10%	0.25%	0.18%	34.07%	33.87%
2018	12,352	$30.63	$44.09	$367,819	0.10%	0.25%	0.16%	(0.34%)	(0.49%)
2017	11,613	$30.74	$44.30	$347,823	0.10%	0.25%	0.15%	34.89%	34.69%
2016	9,632	$22.79	$32.89	$213,822	0.10%	0.25%	—	0.61%	0.46%
2015	10,190	$22.65	$32.74	$225,542	0.10%	0.25%	0.11%	6.98%	6.82%
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas
2019	1,353	$58.25	$55.88	$78,553	0.80%	1.00%	1.69%	26.74%	26.49%
2018	1,525	$45.96	$44.17	$69,884	0.80%	1.00%	1.47%	(15.49%)	(15.66%)
2017	1,783	$54.38	$52.38	$96,589	0.80%	1.00%	1.43%	29.25%	28.99%
2016	1,854	$42.08	$40.61	$77,777	0.80%	1.00%	1.38%	(5.82%)	(6.01%)
2015	2,131	$44.68	$43.21	$94,915	0.80%	1.00%	1.04%	—	—
VIP - Overseas, Investor Class
2019	11,047	$19.50	$26.82	$219,800	0.10%	0.25%	1.61%	27.61%	27.42%
2018	12,991	$15.28	$21.05	$202,627	0.10%	0.25%	1.36%	(14.98%)	(15.11%)
2017	15,154	$17.98	$24.79	$279,058	0.10%	0.25%	1.50%	30.05%	29.85%
2016	12,432	$13.82	$19.09	$176,435	0.10%	0.25%	1.38%	(5.24%)	(5.38%)
2015	13,130	$14.59	$20.18	$197,176	0.10%	0.25%	1.15%	3.45%	3.29%
VIP - Investment Grade Bond
2019	3,675	$46.48	$44.59	$169,486	0.80%	1.00%	2.70%	8.79%	8.57%
2018	3,945	$42.73	$41.07	$167,175	0.80%	1.00%	2.42%	(1.33%)	(1.53%)
2017	4,406	$43.31	$41.71	$189,300	0.80%	1.00%	2.35%	3.39%	3.18%
2016	4,910	$41.89	$40.43	$204,106	0.80%	1.00%	2.26%	3.90%	3.69%
2015	5,271	$40.31	$38.99	$210,831	0.80%	1.00%	2.29%	(1.39%)	(1.59%)
VIP - Investment Grade Bond Investor Class
2019	48,437	$13.78	$17.59	$767,715	0.10%	0.25%	2.87%	9.56%	9.40%
2018	41,512	$12.58	$16.08	$605,710	0.10%	0.25%	2.36%	(0.67%)	(0.82%)
2017	47,653	$12.66	$16.21	$700,813	0.10%	0.25%	2.46%	4.10%	3.94%
2016	45,315	$12.17	$15.60	$644,812	0.10%	0.25%	2.45%	4.63%	4.47%
2015	39,345	$11.63	$14.93	$534,974	0.10%	0.25%	2.03%	(0.81%)	(0.96%)
VIP - Asset Manager
2019	3,022	$66.68	$63.97	$200,448	0.80%	1.00%	1.75%	17.30%	17.07%
2018	3,318	$56.85	$54.64	$187,592	0.80%	1.00%	1.65%	(6.11%)	(6.30%)
2017	3,659	$60.55	$58.32	$220,350	0.80%	1.00%	1.85%	13.19%	12.97%
2016	4,016	$53.49	$51.62	$213,632	0.80%	1.00%	1.45%	2.25%	2.04%
2015	4,390	$52.32	$50.59	$228,446	0.80%	1.00%	1.57%	(0.66%)	(0.86%)
VIP - Asset Manager Investor Class
2019	9,376	$19.30	$27.10	$202,331	0.10%	0.25%	1.73%	18.02%	17.84%
2018	9,785	$16.36	$23.00	$179,408	0.10%	0.25%	1.68%	(5.49%)	(5.63%)
2017	9,760	$17.31	$24.37	$189,009	0.10%	0.25%	1.88%	13.84%	13.67%
2016	9,363	$15.20	$21.44	$161,111	0.10%	0.25%	1.40%	2.91%	2.76%
2015	10,077	$14.77	$20.86	$168,447	0.10%	0.25%	1.37%	(0.03%)	(0.18%)
VIP - Index 500
2019	83,552	$35.30	$98.03	$3,306,467	0.10%	1.00%	1.99%	31.22%	30.04%
2018	82,991	$26.90	$75.39	$2,532,559	0.10%	1.00%	1.87%	(4.59%)	(5.45%)
2017	83,759	$28.20	$79.73	$2,712,372	0.10%	1.00%	1.83%	21.59%	20.50%
2016	78,091	$23.19	$66.17	$2,127,277	0.10%	1.00%	1.62%	11.75%	10.74%
2015	67,188	$20.75	$59.75	$1,692,165	0.10%	1.00%	1.47%	1.23%	0.32%
VIP - Asset Manager: Growth
2019	1,456	$46.42	$44.53	$67,088	0.80%	1.00%	1.54%	21.84%	21.60%
2018	1,596	$38.10	$36.62	$60,380	0.80%	1.00%	1.41%	(8.39%)	(8.58%)
2017	1,759	$41.59	$40.06	$72,692	0.80%	1.00%	1.25%	17.78%	17.54%
2016	1,934	$35.31	$34.08	$67,849	0.80%	1.00%	1.37%	1.64%	1.44%
2015	2,127	$34.74	$33.59	$73,395	0.80%	1.00%	1.14%	(0.72%)	(0.92%)
VIP - Asset Manager: Growth Investor Class
2019	4,741	$21.95	$31.78	$111,526	0.10%	0.25%	1.50%	22.58%	22.39%
2018	4,997	$17.90	$25.97	$96,219	0.10%	0.25%	1.37%	(7.82%)	(7.96%)
2017	5,117	$19.42	$28.21	$106,975	0.10%	0.25%	1.25%	18.57%	18.39%
2016	5,144	$16.38	$23.83	$91,347	0.10%	0.25%	1.30%	2.25%	2.09%
2015	5,750	$16.02	$23.34	$99,671	0.10%	0.25%	0.89%	(0.09%)	(0.24%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund
2019	8,077	$116.77	$112.02	$939,288	0.80%	1.00%	0.46%	30.53%	30.26%
2018	8,923	$89.46	$85.99	$795,340	0.80%	1.00%	0.69%	(7.13%)	(7.32%)
2017	9,841	$96.33	$92.78	$944,666	0.80%	1.00%	0.99%	20.90%	20.66%
2016	10,833	$79.68	$76.89	$860,104	0.80%	1.00%	0.79%	7.14%	6.93%
2015	12,097	$74.36	$71.91	$896,427	0.80%	1.00%	0.96%	(0.13%)	(0.34%)
VIP - Contrafund Investor Class
2019	45,218	$31.62	$47.95	$1,503,490	0.10%	0.25%	0.39%	31.36%	31.16%
2018	48,111	$24.07	$36.56	$1,221,858	0.10%	0.25%	0.64%	(6.59%)	(6.73%)
2017	49,353	$25.77	$39.20	$1,346,901	0.10%	0.25%	0.93%	21.69%	21.50%
2016	51,036	$21.18	$32.26	$1,149,056	0.10%	0.25%	0.77%	7.81%	7.64%
2015	52,662	$19.65	$29.97	$1,103,579	0.10%	0.25%	0.83%	0.49%	0.34%
VIP - Balanced
2019	4,258	$40.24	$38.60	$169,897	0.80%	1.00%	1.73%	23.51%	23.26%
2018	4,477	$32.58	$31.31	$144,570	0.80%	1.00%	1.44%	(4.99%)	(5.18%)
2017	4,849	$34.29	$33.02	$164,922	0.80%	1.00%	1.45%	15.50%	15.26%
2016	5,071	$29.69	$28.65	$149,344	0.80%	1.00%	1.31%	6.40%	6.19%
2015	5,610	$27.90	$26.98	$155,306	0.80%	1.00%	1.45%	(0.21%)	(0.42%)
VIP - Balanced Investor Class
2019	113,290	$24.93	$34.81	$2,920,528	0.10%	1.40%	1.69%	24.26%	22.64%
2018	116,132	$20.07	$28.38	$2,407,194	0.10%	1.40%	1.41%	(4.37%)	(5.63%)
2017	117,571	$20.98	$30.08	$2,542,316	0.10%	1.40%	1.42%	16.16%	14.66%
2016	117,471	$18.06	$26.23	$2,176,764	0.10%	1.40%	1.30%	7.07%	5.68%
2015	119,867	$16.87	$24.82	$2,062,773	0.10%	1.40%	1.31%	0.42%	(0.74%)
VIP - Dynamic Capital Appreciation
2019	516	$40.41	$39.11	$20,742	0.80%	1.00%	0.60%	29.04%	28.78%
2018	605	$31.32	$30.37	$18,876	0.80%	1.00%	0.57%	(5.65%)	(5.84%)
2017	674	$33.19	$32.25	$22,264	0.80%	1.00%	0.85%	22.90%	22.65%
2016	845	$27.01	$26.30	$22,745	0.80%	1.00%	0.80%	2.05%	1.85%
2015	1,242	$26.47	$25.82	$32,744	0.80%	1.00%	0.43%	0.49%	0.28%
VIP - Dynamic Capital Appreciation Investor Class
2019	3,275	$33.81	$53.36	$115,114	0.10%	0.25%	0.54%	29.94%	29.74%
2018	3,729	$26.02	$41.13	$101,034	0.10%	0.25%	0.49%	(5.09%)	(5.24%)
2017	3,776	$27.42	$43.40	$108,387	0.10%	0.25%	0.77%	23.62%	23.43%
2016	4,520	$22.18	$35.16	$105,229	0.10%	0.25%	0.75%	2.71%	2.55%
2015	6,605	$21.59	$34.29	$150,637	0.10%	0.25%	0.32%	1.12%	0.96%
VIP - Growth & Income
2019	2,565	$46.85	$44.94	$119,329	0.80%	1.00%	3.57%	29.01%	28.75%
2018	2,845	$36.32	$34.91	$102,639	0.80%	1.00%	0.35%	(9.71%)	(9.90%)
2017	3,235	$40.22	$38.74	$129,319	0.80%	1.00%	1.24%	15.96%	15.73%
2016	3,586	$34.69	$33.47	$123,569	0.80%	1.00%	1.73%	15.15%	14.92%
2015	3,886	$30.12	$29.13	$116,314	0.80%	1.00%	1.84%	(3.05%)	(3.25%)
VIP - Growth & Income Investor Class
2019	6,454	$32.54	$44.37	$203,649	0.10%	0.25%	3.51%	29.85%	29.65%
2018	7,032	$25.06	$34.22	$171,312	0.10%	0.25%	0.27%	(9.15%)	(9.28%)
2017	7,947	$27.59	$37.72	$213,340	0.10%	0.25%	1.17%	16.71%	16.53%
2016	8,157	$23.64	$32.37	$188,088	0.10%	0.25%	1.92%	15.85%	15.67%
2015	7,477	$20.40	$27.99	$149,283	0.10%	0.25%	1.67%	(2.42%)	(2.57%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities
2019	3,198	$52.13	$50.00	$165,715	0.80%	1.00%	0.16%	39.71%	39.43%
2018	2,667	$37.31	$35.86	$98,882	0.80%	1.00%	0.11%	11.56%	11.33%
2017	2,629	$33.45	$32.21	$87,425	0.80%	1.00%	0.30%	33.44%	33.17%
2016	2,841	$25.06	$24.19	$70,795	0.80%	1.00%	0.30%	(0.47%)	(0.67%)
2015	3,689	$25.18	$24.35	$92,342	0.80%	1.00%	0.19%	4.76%	4.55%
VIP - Growth Opportunities Investor Class
2019	12,243	$51.28	$84.50	$599,630	0.10%	0.25%	0.10%	40.57%	40.36%
2018	9,211	$36.48	$60.20	$321,276	0.10%	0.25%	0.10%	12.29%	12.12%
2017	7,258	$32.49	$53.70	$224,576	0.10%	0.25%	0.24%	34.25%	34.05%
2016	7,037	$24.20	$40.06	$162,076	0.10%	0.25%	0.21%	0.15%	—
2015	10,801	$24.16	$40.06	$249,688	0.10%	0.25%	0.09%	5.44%	5.28%
VIP - Mid Cap
2019	5,455	$51.37	$49.38	$278,523	0.80%	1.00%	0.84%	22.46%	22.21%
2018	6,310	$41.95	$40.40	$262,981	0.80%	1.00%	0.63%	(15.23%)	(15.40%)
2017	7,013	$49.49	$47.75	$345,185	0.80%	1.00%	0.69%	19.85%	19.60%
2016	7,850	$41.29	$39.93	$322,341	0.80%	1.00%	0.50%	11.34%	11.11%
2015	8,838	$37.09	$35.93	$326,112	0.80%	1.00%	0.26%	(2.18%)	(2.38%)
VIP - Mid Cap Investor Class
2019	18,695	$23.95	$42.43	$515,047	0.10%	0.25%	0.80%	23.23%	23.04%
2018	20,731	$19.44	$34.48	$466,686	0.10%	0.25%	0.56%	(14.68%)	(14.81%)
2017	21,798	$22.78	$40.48	$579,930	0.10%	0.25%	0.64%	20.60%	20.42%
2016	22,234	$18.89	$33.61	$494,945	0.10%	0.25%	0.46%	12.02%	11.85%
2015	23,068	$16.87	$30.05	$460,856	0.10%	0.25%	0.17%	(1.57%)	(1.72%)
VIP - Value Strategies
2019	1,047	$32.10	$31.07	$33,380	0.80%	1.00%	1.62%	33.45%	33.18%
2018	1,204	$24.06	$23.33	$28,769	0.80%	1.00%	0.95%	(17.98%)	(18.15%)
2017	1,430	$29.33	$28.50	$41,702	0.80%	1.00%	1.46%	18.40%	18.17%
2016	1,672	$24.77	$24.12	$41,201	0.80%	1.00%	1.08%	8.75%	8.53%
2015	1,966	$22.78	$22.22	$44,549	0.80%	1.00%	1.07%	(3.76%)	(3.96%)
VIP - Value Strategies Investor Class
2019	2,789	$27.23	$56.01	$76,969	0.10%	0.25%	1.61%	34.14%	33.94%
2018	2,817	$20.30	$41.82	$58,000	0.10%	0.25%	0.87%	(17.45%)	(17.58%)
2017	3,457	$24.59	$50.74	$86,463	0.10%	0.25%	1.38%	19.18%	19.00%
2016	4,126	$20.64	$42.64	$86,934	0.10%	0.25%	1.04%	9.42%	9.26%
2015	4,941	$18.86	$39.02	$95,079	0.10%	0.25%	0.88%	(3.17%)	(3.31%)
VIP - Utilities (10)
2019	1,088	$34.39	$33.13	$37,258	0.80%	1.00%	2.18%	22.20%	21.95%
2018	1,271	$28.14	$27.17	$35,650	0.80%	1.00%	2.36%	7.94%	7.72%
2017	929	$26.07	$25.22	$24,149	0.80%	1.00%	2.10%	16.94%	16.71%
2016	1,082	$22.29	$21.61	$24,014	0.80%	1.00%	1.44%	13.18%	12.95%
2015	1,036	$19.70	$19.13	$20,345	0.80%	1.00%	2.13%	(11.43%)	(11.61%)
VIP - Utilities Investor Class (10)
2019	5,914	$29.78	$36.90	$198,015	0.10%	0.25%	2.23%	23.01%	22.83%
2018	4,664	$24.21	$30.04	$127,653	0.10%	0.25%	2.06%	8.55%	8.39%
2017	3,812	$22.30	$27.72	$97,020	0.10%	0.25%	2.06%	17.72%	17.54%
2016	4,136	$18.94	$23.58	$89,636	0.10%	0.25%	1.78%	13.92%	13.75%
2015	2,740	$16.63	$20.73	$52,489	0.10%	0.25%	2.08%	(10.89%)	(11.02%)
VIP - Technology (10)
2019	2,908	$52.57	$50.65	$152,286	0.80%	1.00%	0.44%	50.11%	49.81%
2018	3,114	$35.02	$33.81	$108,683	0.80%	1.00%	—	(8.36%)	(8.55%)
2017	3,601	$38.22	$36.97	$137,162	0.80%	1.00%	0.01%	49.58%	49.28%
2016	2,507	$25.55	$24.77	$63,804	0.80%	1.00%	0.12%	10.48%	10.26%
2015	2,727	$23.12	$22.46	$62,818	0.80%	1.00%	0.10%	5.42%	5.20%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology Investor Class (10)
2019	12,552	$46.29	$106.76	$671,839	0.10%	0.25%	0.39%	51.11%	50.89%
2018	12,458	$30.64	$70.76	$447,074	0.10%	0.25%	—	(7.77%)	(7.91%)
2017	12,511	$33.22	$76.84	$490,790	0.10%	0.25%	0.01%	50.43%	50.21%
2016	8,632	$22.08	$51.15	$229,140	0.10%	0.25%	0.07%	11.23%	11.06%
2015	9,341	$19.85	$46.06	$220,710	0.10%	0.25%	0.04%	5.98%	5.82%
VIP - Energy (10)
2019	1,186	$21.90	$21.10	$25,873	0.80%	1.00%	1.99%	9.20%	8.98%
2018	1,339	$20.05	$19.36	$26,757	0.80%	1.00%	0.92%	(25.19%)	(25.34%)
2017	1,503	$26.80	$25.93	$40,129	0.80%	1.00%	1.53%	(3.25%)	(3.45)%
2016	2,103	$27.70	$26.86	$58,053	0.80%	1.00%	0.71%	32.77%	32.51%
2015	2,032	$20.87	$20.27	$42,287	0.80%	1.00%	1.27%	(21.18%)	(21.34%)
VIP - Energy Investor Class (10)
2019	5,640	$12.08	$17.86	$72,726	0.10%	0.25%	1.87%	9.87%	9.71%
2018	7,280	$10.99	$16.28	$85,583	0.10%	0.25%	0.87%	(24.73%)	(24.84%)
2017	7,097	$14.60	$21.66	$111,672	0.10%	0.25%	1.47%	(2.66)%	(2.81%)
2016	9,173	$15.00	$22.29	$149,211	0.10%	0.25%	0.72%	33.57%	33.37%
2015	7,358	$11.23	$16.71	$89,810	0.10%	0.25%	0.86%	(20.66%)	(20.78%)
VIP - Health Care (10)
2019	2,185	$59.80	$57.62	$130,102	0.80%	1.00%	0.23%	27.34%	27.09%
2018	2,681	$46.96	$45.34	$125,420	0.80%	1.00%	0.20%	6.99%	6.77%
2017	2,714	$43.90	$42.47	$118,717	0.80%	1.00%	0.26%	24.05%	23.80%
2016	3,353	$35.39	$34.30	$118,217	0.80%	1.00%	0.14%	(11.15%)	(11.33%)
2015	5,141	$39.82	$38.68	$203,956	0.80%	1.00%	—	5.52%	5.30%
VIP - Health Care Investor Class (10)
2019	12,470	$52.69	$76.73	$680,656	0.10%	0.25%	0.15%	28.16%	27.97%
2018	14,538	$41.11	$59.96	$620,666	0.10%	0.25%	0.14%	7.61%	7.45%
2017	13,485	$38.20	$55.80	$536,505	0.10%	0.25%	0.20%	24.84%	24.66%
2016	15,205	$30.60	$44.76	$486,468	0.10%	0.25%	0.08%	(10.59%)	(10.73%)
2015	20,980	$34.23	$50.14	$752,405	0.10%	0.25%	—	6.18%	6.02%
VIP - Financial Services (10)
2019	1,164	$19.19	$18.49	$22,214	0.80%	1.00%	1.96%	33.25%	32.99%
2018	1,510	$14.40	$13.90	$21,657	0.80%	1.00%	1.07%	(16.41%)	(16.58%)
2017	2,340	$17.22	$16.66	$40,162	0.80%	1.00%	0.76%	20.28%	20.04%
2016	2,682	$14.32	$13.88	$38,325	0.80%	1.00%	1.20%	17.77%	17.53%
2015	1,548	$12.16	$11.81	$18,768	0.80%	1.00%	1.19%	(4.46%)	(4.66%)
VIP - Financial Services Investor Class (10)
2019	5,756	$26.87	$41.88	$124,129	0.10%	0.25%	1.90%	34.15%	33.95%
2018	7,500	$20.03	$31.27	$120,583	0.10%	0.25%	1.03%	(15.90%)	(16.03%)
2017	9,140	$23.82	$37.24	$172,892	0.10%	0.25%	0.70%	21.05%	20.87%
2016	7,613	$19.68	$30.81	$118,002	0.10%	0.25%	0.79%	18.39%	18.21%
2015	6,101	$16.62	$26.06	$80,741	0.10%	0.25%	1.12%	(3.78%)	(3.92%)
VIP - Industrials (10)
2019	592	$51.96	$50.06	$30,600	0.80%	1.00%	1.04%	27.12%	26.86%
2018	699	$40.87	$39.46	$28,433	0.80%	1.00%	0.76%	(15.80%)	(15.97%)
2017	829	$48.55	$46.96	$40,063	0.80%	1.00%	0.71%	19.19%	18.95%
2016	951	$40.73	$39.48	$38,550	0.80%	1.00%	0.72%	14.94%	14.71%
2015	927	$35.44	$34.42	$32,740	0.80%	1.00%	1.03%	(2.67%)	(2.87%)
VIP - Industrials Investor Class (10)
2019	3,597	$30.25	$52.90	$123,837	0.10%	0.25%	1.00%	27.96%	27.77%
2018	4,105	$23.64	$41.41	$111,321	0.10%	0.25%	0.66%	(15.27%)	(15.40%)
2017	4,777	$27.90	$48.94	$153,817	0.10%	0.25%	0.65%	19.93%	19.75%
2016	5,004	$23.27	$40.87	$135,052	0.10%	0.25%	0.74%	15.62%	15.44%
2015	4,062	$20.12	$35.40	$95,187	0.10%	0.25%	0.86%	(2.07%)	(2.21%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Discretionary (10)
2019	599	$38.68	$37.27	$23,062	0.80%	1.00%	0.31%	26.18%	25.92%
2018	740	$30.65	$29.60	$22,599	0.80%	1.00%	0.32%	(1.88%)	(2.08%)
2017	642	$31.24	$30.22	$19,984	0.80%	1.00%	0.54%	21.19%	20.94%
2016	845	$25.78	$24.99	$21,659	0.80%	1.00%	0.63%	4.39%	4.18%
2015	1,507	$24.70	$23.99	$37,055	0.80%	1.00%	0.39%	3.87%	3.66%
VIP - Consumer Discretionary Investor Class (10)
2019	4,207	$37.32	$67.41	$160,376	0.10%	0.25%	0.24%	27.00%	26.81%
2018	4,849	$29.38	$53.16	$146,065	0.10%	0.25%	0.24%	(1.26%)	(1.41%)
2017	3,719	$29.76	$53.92	$113,709	0.10%	0.25%	0.47%	21.95%	21.76%
2016	4,414	$24.40	$44.28	$111,490	0.10%	0.25%	0.62%	5.01%	4.86%
2015	6,264	$23.24	$42.23	$150,613	0.10%	0.25%	0.31%	4.56%	4.40%
VIP - Real Estate
2019	824	$40.64	$39.32	$33,331	0.80%	1.00%	1.72%	22.23%	21.99%
2018	871	$33.24	$32.24	$28,875	0.80%	1.00%	2.75%	(6.98%)	(7.17%)
2017	1,043	$35.74	$34.72	$37,194	0.80%	1.00%	1.72%	3.24%	3.03%
2016	1,376	$34.62	$33.70	$47,388	0.80%	1.00%	1.33%	4.90%	4.69%
2015	1,557	$33.00	$32.19	$51,224	0.80%	1.00%	1.73%	2.88%	2.67%
VIP - Real Estate Investor Class
2019	6,659	$23.93	$57.82	$175,399	0.10%	0.25%	1.75%	23.02%	22.84%
2018	6,351	$19.46	$47.07	$136,704	0.10%	0.25%	2.71%	(6.43%)	(6.57%)
2017	7,330	$20.79	$50.38	$169,524	0.10%	0.25%	1.68%	3.89%	3.73%
2016	9,315	$20.01	$48.57	$208,993	0.10%	0.25%	1.34%	5.54%	5.38%
2015	9,497	$18.96	$46.09	$202,459	0.10%	0.25%	1.55%	3.54%	3.38%
VIP - Strategic Income
2019	2,855	$21.62	$20.95	$61,512	0.80%	1.00%	3.18%	10.00%	9.78%
2018	3,148	$19.66	$19.08	$61,616	0.80%	1.00%	3.47%	(3.35%)	(3.55%)
2017	3,712	$20.34	$19.79	$75,222	0.80%	1.00%	3.14%	6.93%	6.72%
2016	3,772	$19.02	$18.54	$71,497	0.80%	1.00%	3.42%	7.40%	7.19%
2015	4,189	$17.71	$17.30	$73,928	0.80%	1.00%	3.26%	(2.41%)	(2.61%)
VIP - Strategic Income Investor Class
2019	49,793	$15.09	$21.79	$896,128	0.10%	0.25%	3.27%	10.78%	10.62%
2018	51,217	$13.62	$19.70	$840,109	0.10%	0.25%	3.47%	(2.72%)	(2.86%)
2017	58,613	$14.00	$20.28	$989,993	0.10%	0.25%	3.25%	7.68%	7.51%
2016	55,023	$13.01	$18.86	$874,097	0.10%	0.25%	3.56%	8.06%	7.90%
2015	56,923	$12.04	$17.48	$842,611	0.10%	0.25%	3.02%	(1.76%)	(1.90%)
VIP - International Capital Appreciation
2019	890	$23.91	$23.22	$21,241	0.80%	1.00%	0.57%	32.26%	32.00%
2018	927	$18.08	$17.59	$16,710	0.80%	1.00%	0.60%	(13.45%)	(13.63%)
2017	1,130	$20.89	$20.37	$23,542	0.80%	1.00%	0.53%	35.36%	35.09%
2016	856	$15.43	$15.08	$13,178	0.80%	1.00%	0.84%	(3.76%)	(3.95%)
2015	1,006	$16.03	$15.70	$16,086	0.80%	1.00%	—	—	—
VIP - International Capital Appreciation Investor Class
2019	11,437	$25.63	$48.63	$289,855	0.10%	0.25%	0.47%	33.02%	32.82%
2018	11,483	$19.27	$36.61	$218,230	0.10%	0.25%	0.60%	(12.89%)	(13.02%)
2017	11,811	$22.12	$42.10	$258,783	0.10%	0.25%	0.49%	36.19%	35.99%
2016	8,795	$16.24	$30.96	$141,608	0.10%	0.25%	0.82%	(3.11%)	(3.25%)
2015	9,051	$16.76	$32.00	$150,792	0.10%	0.25%	0.26%	3.05%	2.90%
VIP - Value
2019	712	$25.53	$24.80	$18,112	0.80%	1.00%	1.80%	31.07%	30.81%
2018	792	$19.48	$18.96	$15,359	0.80%	1.00%	1.07%	(14.53%)	(14.71%)
2017	922	$22.79	$22.22	$20,973	0.80%	1.00%	1.29%	14.66%	14.43%
2016	1,106	$19.88	$19.42	$21,913	0.80%	1.00%	1.00%	11.18%	10.96%
2015	1,253	$17.88	$17.50	$22,310	0.80%	1.00%	1.16%	(1.54%)	(1.74%)
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Investor Class
2019	5,013	$29.25	$50.88	$141,244	0.10%	0.25%	1.75%	31.88%	31.68%
2018	5,367	$22.18	$38.64	$114,745	0.10%	0.25%	1.04%	(13.96%)	(14.09%)
2017	5,510	$25.78	$44.98	$137,463	0.10%	0.25%	1.22%	15.40%	15.23%
2016	6,260	$22.34	$39.03	$135,513	0.10%	0.25%	1.05%	11.77%	11.60%
2015	5,841	$19.99	$34.98	$113,286	0.10%	0.25%	1.03%	(0.86%)	(1.00%)
VIP - Freedom Income
2019	645	$16.90	$16.90	$10,908	0.80%	0.80%	2.05%	11.05%	11.05%
2018	709	$15.21	$15.21	$10,785	0.80%	0.80%	1.63%	(2.75%)	(2.75%)
2017	768	$15.64	$15.64	$12,019	0.80%	0.80%	1.59%	7.62%	7.62%
2016	769	$14.54	$14.54	$11,183	0.80%	0.80%	1.43%	3.67%	3.67%
2015	785	$14.02	$14.02	$11,005	0.80%	0.80%	1.58%	(1.14%)	(1.14%)
VIP - Investor Freedom Income Investor Class
2019	4,789	$15.07	$18.43	$81,005	0.10%	0.25%	2.21%	11.91%	11.74%
2018	4,691	$13.47	$16.50	$71,014	0.10%	0.25%	1.76%	(2.13%)	(2.28%)
2017	4,491	$13.76	$16.88	$70,716	0.10%	0.25%	1.55%	8.34%	8.18%
2016	4,385	$12.70	$15.60	$63,924	0.10%	0.25%	1.49%	4.33%	4.17%
2015	4,343	$12.18	$14.98	$60,816	0.10%	0.25%	1.48%	(0.47%)	(0.62%)
VIP - Freedom 2005
2019	444	$18.78	$18.78	$8,342	0.80%	0.80%	2.16%	12.90%	12.90%
2018	449	$16.64	$16.64	$7,477	0.80%	0.80%	1.70%	(3.74%)	(3.74%)
2017	427	$17.28	$17.28	$7,377	0.80%	0.80%	1.63%	10.18%	10.18%
2016	374	$15.68	$15.68	$5,861	0.80%	0.80%	1.47%	4.16%	4.16%
2015	410	$15.06	$15.06	$6,179	0.80%	0.80%	1.64%	(1.05%)	(1.05%)
VIP - Investor Freedom 2005 Investor Class
2019	1,550	$17.19	$23.32	$29,607	0.10%	0.25%	2.14%	13.77%	13.60%
2018	1,506	$15.11	$20.52	$25,309	0.10%	0.25%	1.67%	(3.13%)	(3.28%)
2017	1,404	$15.60	$21.22	$24,589	0.10%	0.25%	1.72%	10.86%	10.69%
2016	1,037	$14.07	$19.17	$16,834	0.10%	0.25%	1.47%	4.83%	4.68%
2015	1,143	$13.42	$18.31	$17,584	0.10%	0.25%	1.69%	(0.41%)	(0.56%)
VIP - Freedom 2010
2019	477	$20.68	$20.68	$9,856	0.80%	0.80%	2.03%	15.16%	15.16%
2018	520	$17.96	$17.96	$9,342	0.80%	0.80%	1.65%	(4.78%)	(4.78%)
2017	561	$18.86	$18.86	$10,576	0.80%	0.80%	1.48%	12.17%	12.17%
2016	613	$16.81	$16.81	$10,312	0.80%	0.80%	1.45%	4.61%	4.61%
2015	719	$16.07	$16.07	$11,549	0.80%	0.80%	1.73%	(1.09%)	(1.09%)
VIP - Investor Freedom 2010 Investor Class
2019	2,850	$18.89	$26.10	$61,454	0.10%	0.25%	2.17%	15.99%	15.81%
2018	2,781	$16.29	$22.54	$51,905	0.10%	0.25%	1.56%	(4.15%)	(4.30%)
2017	3,136	$16.99	$23.55	$61,180	0.10%	0.25%	1.54%	12.93%	12.77%
2016	3,110	$15.05	$20.88	$53,982	0.10%	0.25%	1.49%	5.23%	5.07%
2015	3,254	$14.30	$19.88	$53,848	0.10%	0.25%	1.62%	(0.44%)	(0.59%)
VIP - Freedom 2015
2019	1,067	$21.80	$21.80	$23,256	0.80%	0.80%	2.04%	17.31%	17.31%
2018	1,159	$18.58	$18.58	$21,534	0.80%	0.80%	1.55%	(5.83%)	(5.83%)
2017	1,289	$19.73	$19.73	$25,435	0.80%	0.80%	1.49%	14.18%	14.18%
2016	1,411	$17.28	$17.28	$24,390	0.80%	0.80%	1.46%	5.07%	5.07%
2015	1,599	$16.45	$16.45	$26,304	0.80%	0.80%	1.76%	(1.13%)	(1.13%)
VIP - Investor Freedom 2015 Investor Class
2019	4,377	$19.75	$27.62	$99,136	0.10%	0.25%	2.07%	18.12%	17.94%
2018	4,654	$16.72	$23.42	$89,717	0.10%	0.25%	1.50%	(5.11%)	(5.26%)
2017	5,038	$17.62	$24.72	$102,406	0.10%	0.25%	1.50%	14.87%	14.70%
2016	5,082	$15.34	$21.55	$90,327	0.10%	0.25%	1.54%	5.72%	5.56%
2015	5,267	$14.51	$20.41	$88,610	0.10%	0.25%	1.65%	(0.44%)	(0.59%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2020
2019	1,149	$22.44	$22.44	$25,773	0.80%	0.80%	2.16%	19.17%	19.17%
2018	1,130	$18.83	$18.83	$21,283	0.80%	0.80%	1.46%	(6.62%)	(6.62%)
2017	1,253	$20.16	$20.16	$25,269	0.80%	0.80%	1.46%	15.69%	15.69%
2016	1,389	$17.43	$17.43	$24,216	0.80%	0.80%	1.50%	5.27%	5.27%
2015	1,557	$16.56	$16.56	$25,783	0.80%	0.80%	1.75%	(1.07%)	(1.07%)
VIP - Investor Freedom 2020 Investor Class
2019	8,827	$20.91	$30.39	$203,948	0.10%	0.25%	2.06%	19.99%	19.81%
2018	9,065	$17.42	$25.36	$175,246	0.10%	0.25%	1.43%	(6.04%)	(6.18%)
2017	9,665	$18.54	$27.03	$199,123	0.10%	0.25%	1.50%	16.44%	16.26%
2016	9,464	$15.93	$23.25	$170,145	0.10%	0.25%	1.54%	5.93%	5.77%
2015	9,883	$15.03	$21.99	$167,386	0.10%	0.25%	1.61%	(0.45%)	(0.60%)
VIP - Freedom 2025
2019	738	$24.04	$24.04	$17,753	0.80%	0.80%	1.90%	20.88%	20.88%
2018	862	$19.89	$19.89	$17,153	0.80%	0.80%	1.41%	(7.27%)	(7.27%)
2017	855	$21.45	$21.45	$18,343	0.80%	0.80%	1.53%	16.95%	16.95%
2016	698	$18.34	$18.34	$12,809	0.80%	0.80%	1.41%	5.34%	5.34%
2015	793	$17.41	$17.41	$13,804	0.80%	0.80%	1.74%	(0.98%)	(0.98%)
VIP - Investor Freedom 2025 Investor Class
2019	9,334	$22.49	$33.11	$230,229	0.10%	0.25%	2.03%	21.61%	21.43%
2018	9,316	$18.50	$27.26	$189,548	0.10%	0.25%	1.43%	(6.65%)	(6.79%)
2017	9,260	$19.81	$29.25	$202,277	0.10%	0.25%	1.52%	17.71%	17.53%
2016	8,132	$16.83	$24.89	$152,769	0.10%	0.25%	1.55%	6.00%	5.84%
2015	8,235	$15.88	$23.51	$146,171	0.10%	0.25%	1.43%	(0.42%)	(0.57%)
VIP - Freedom 2030
2019	834	$24.64	$24.64	$20,557	0.80%	0.80%	2.00%	23.43%	23.43%
2018	907	$19.96	$19.96	$18,099	0.80%	0.80%	1.31%	(8.52%)	(8.52%)
2017	957	$21.83	$21.83	$20,894	0.80%	0.80%	1.41%	20.00%	20.00%
2016	950	$18.19	$18.19	$17,273	0.80%	0.80%	1.47%	5.75%	5.75%
2015	1,011	$17.20	$17.20	$17,385	0.80%	0.80%	1.55%	(1.03%)	(1.03%)
VIP - Investor Freedom 2030 Investor Class
2019	10,208	$23.84	$35.70	$259,742	0.10%	0.25%	2.05%	24.30%	24.11%
2018	9,622	$19.18	$28.76	$198,026	0.10%	0.25%	1.34%	(7.97%)	(8.11%)
2017	8,856	$20.84	$31.30	$199,210	0.10%	0.25%	1.45%	20.80%	20.62%
2016	7,743	$17.25	$25.95	$145,170	0.10%	0.25%	1.49%	6.40%	6.24%
2015	7,618	$16.21	$24.43	$134,531	0.10%	0.25%	1.38%	(0.42%)	(0.57%)
VIP - Freedom Lifetime Income I
2019	593	$18.58	$18.58	$11,019	0.60%	0.60%	2.17%	11.61%	11.61%
2018	641	$16.65	$16.65	$10,685	0.60%	0.60%	1.64%	(3.16%)	(3.16%)
2017	697	$17.19	$17.19	$11,994	0.60%	0.60%	1.96%	6.97%	6.97%
2016	769	$16.07	$16.07	$12,375	0.60%	0.60%	1.94%	4.42%	4.42%
2015	755	$15.39	$15.39	$11,638	0.60%	0.60%	1.77%	(0.95%)	(0.95%)
VIP - Freedom Lifetime Income II
2019	1,559	$20.88	$20.88	$32,571	0.60%	0.60%	2.10%	15.88%	15.88%
2018	1,670	$18.02	$18.02	$30,105	0.60%	0.60%	1.53%	(4.53%)	(4.53%)
2017	1,786	$18.88	$18.88	$33,746	0.60%	0.60%	1.70%	11.62%	11.62%
2016	1,943	$16.91	$16.91	$32,875	0.60%	0.60%	1.85%	5.27%	5.27%
2015	1,845	$16.06	$16.06	$29,658	0.60%	0.60%	1.69%	(0.83%)	(0.83%)
VIP - Freedom Lifetime Income III
2019	1,304	$23.44	$23.44	$30,573	0.60%	0.60%	2.03%	19.72%	19.72%
2018	1,344	$19.58	$19.58	$26,285	0.60%	0.60%	1.42%	(6.25%)	(6.25%)
2017	1,433	$20.88	$20.88	$29,949	0.60%	0.60%	1.74%	15.16%	15.16%
2016	1,425	$18.14	$18.14	$25,853	0.60%	0.60%	1.98%	6.19%	6.19%
2015	1,111	$17.08	$17.08	$18,975	0.60%	0.60%	1.58%	(0.87%)	(0.87%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap
2019	986	$21.39	$20.81	$21,023	0.80%	1.00%	0.92%	22.72%	22.47%
2018	1,290	$17.43	$16.99	$22,406	0.80%	1.00%	0.81%	(13.78%)	(13.96%)
2017	1,459	$20.22	$19.75	$29,391	0.80%	1.00%	0.68%	6.16%	5.95%
2016	2,044	$19.04	$18.64	$38,801	0.80%	1.00%	0.71%	21.70%	21.46%
2015	1,804	$15.65	$15.34	$28,161	0.80%	1.00%	0.43%	(2.77%)	(2.97%)
VIP - Disciplined Small Cap Investor Class
2019	8,168	$28.85	$42.31	$212,123	0.10%	0.25%	0.91%	23.43%	23.24%
2018	9,192	$23.38	$34.33	$193,675	0.10%	0.25%	0.75%	(13.18%)	(13.31%)
2017	9,407	$26.92	$39.60	$228,375	0.10%	0.25%	0.63%	6.80%	6.64%
2016	10,577	$25.21	$37.13	$240,229	0.10%	0.25%	0.62%	22.42%	22.24%
2015	9,410	$20.59	$30.38	$174,353	0.10%	0.25%	0.31%	(2.10%)	(2.25%)
VIP - FundsManager 20% Investor Class
2019	46,532	$14.63	$14.98	$744,100	0.10%	1.00%	1.99%	10.29%	9.30%
2018	45,573	$13.26	$13.71	$663,025	0.10%	1.00%	1.79%	(1.77%)	(2.66%)
2017	48,342	$13.50	$14.08	$717,340	0.10%	1.00%	1.34%	7.23%	6.27%
2016	48,936	$12.59	$13.25	$678,375	0.10%	1.00%	1.26%	2.73%	1.81%
2015	49,271	$12.26	$13.01	$665,602	0.10%	1.00%	1.26%	(0.13%)	(1.03%)
VIP - FundsManager 50% Investor Class
2019	80,797	$19.10	$18.04	$1,594,406	0.10%	1.00%	1.72%	17.77%	16.71%
2018	80,849	$16.21	$15.45	$1,357,846	0.10%	1.00%	1.42%	(5.30%)	(6.16%)
2017	82,589	$17.12	$16.47	$1,467,785	0.10%	1.00%	1.20%	14.34%	13.32%
2016	81,477	$14.97	$14.53	$1,271,780	0.10%	1.00%	1.27%	4.12%	3.18%
2015	81,915	$14.38	$14.08	$1,234,901	0.10%	1.00%	1.10%	0.04%	(0.86%)
VIP - FundsManager 60% Investor Class
2019	97,558	$20.88	$25.01	$1,918,757	0.10%	1.40%	1.53%	20.37%	18.80%
2018	102,479	$17.35	$21.05	$1,681,663	0.10%	1.40%	1.24%	(6.53%)	(7.76%)
2017	105,315	$18.56	$22.82	$1,857,263	0.10%	1.40%	1.11%	16.87%	15.35%
2016	109,359	$15.88	$19.79	$1,660,122	0.10%	1.40%	1.25%	4.68%	3.32%
2015	115,523	$15.17	$19.15	$1,687,185	0.10%	1.40%	1.22%	0.31%	(0.84%)
VIP - FundsManager 70% Investor Class
2019	67,444	$22.45	$19.51	$1,492,735	0.10%	1.00%	1.37%	22.54%	21.44%
2018	68,423	$18.32	$16.07	$1,238,781	0.10%	1.00%	1.02%	(7.59%)	(8.42%)
2017	67,536	$19.83	$17.55	$1,324,050	0.10%	1.00%	0.96%	19.10%	18.03%
2016	63,594	$16.65	$14.87	$1,050,953	0.10%	1.00%	1.10%	4.85%	3.91%
2015	63,849	$15.88	$14.31	$1,010,629	0.10%	1.00%	1.07%	0.39%	(0.52%)
VIP - FundsManager 85% Investor Class
2019	21,348	$24.96	$20.45	$500,764	0.10%	1.00%	1.19%	26.08%	24.95%
2018	22,375	$19.79	$16.36	$417,178	0.10%	1.00%	0.77%	(8.98%)	(9.81%)
2017	22,014	$21.75	$18.14	$450,952	0.10%	1.00%	0.77%	23.01%	21.90%
2016	22,273	$17.68	$14.88	$372,074	0.10%	1.00%	0.95%	5.55%	4.60%
2015	22,948	$16.75	$14.23	$364,733	0.10%	1.00%	0.94%	0.29%	(0.61%)
VIP - Consumer Staples (10)
2019	713	$27.99	$27.29	$19,903	0.80%	1.00%	2.00%	30.81%	30.54%
2018	708	$21.40	$20.90	$15,097	0.80%	1.00%	2.63%	(16.51%)	(16.68%)
2017	1,069	$25.63	$25.08	$27,346	0.80%	1.00%	1.38%	13.75%	13.52%
2016	1,560	$22.53	$22.10	$35,082	0.80%	1.00%	1.38%	2.89%	2.69%
2015	1,172	$21.90	$21.52	$25,623	0.80%	1.00%	1.26%	8.58%	8.36%
VIP - Consumer Staples Investor Class (10)
2019	7,129	$28.00	$37.18	$208,494	0.10%	0.25%	1.94%	31.65%	31.45%
2018	7,033	$21.27	$28.29	$156,630	0.10%	0.25%	2.65%	(16.01%)	(16.13%)
2017	8,888	$25.32	$33.73	$236,844	0.10%	0.25%	1.43%	14.41%	14.24%
2016	10,944	$22.13	$29.53	$256,003	0.10%	0.25%	1.42%	3.57%	3.41%
2015	8,602	$21.37	$28.55	$194,325	0.10%	0.25%	1.10%	9.30%	9.13%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Materials (10)
2019	437	$18.92	$18.44	$8,250	0.80%	1.00%	1.51%	12.49%	12.26%
2018	535	$16.82	$16.43	$8,973	0.80%	1.00%	1.26%	(24.22%)	(24.37%)
2017	807	$22.19	$21.72	$17,872	0.80%	1.00%	0.94%	25.07%	24.82%
2016	671	$17.75	$17.40	$11,897	0.80%	1.00%	0.98%	11.30%	11.08%
2015	669	$15.94	$15.67	$10,647	0.80%	1.00%	1.18%	(9.74%)	(9.92%)
VIP - Materials Investor Class (10)
2019	1,593	$18.76	$40.68	$32,153	0.10%	0.25%	1.41%	13.09%	12.92%
2018	2,050	$16.59	$36.03	$36,850	0.10%	0.25%	1.20%	(23.73%)	(23.84%)
2017	2,934	$21.75	$47.31	$68,916	0.10%	0.25%	0.87%	25.89%	25.70%
2016	2,547	$17.28	$37.64	$47,705	0.10%	0.25%	1.03%	11.95%	11.78%
2015	2,038	$15.43	$33.67	$34,904	0.10%	0.25%	1.05%	(9.18%)	(9.32%)
VIP - Communication Services (7),(10)
2019	451	$19.63	$19.13	$8,807	0.80%	1.00%	0.06%	31.92%	31.65%
2018	332	$14.88	$14.53	$4,910	0.80%	1.00%	1.86%	(6.12%)	(6.31%)
2017	337	$15.85	$15.51	$5,304	0.80%	1.00%	1.54%	1.24%	1.03%
2016	910	$15.66	$15.35	$14,195	0.80%	1.00%	1.36%	21.82%	21.58%
2015	323	$12.85	$12.63	$4,144	0.80%	1.00%	3.30%	1.62%	1.41%
VIP - Communication Services Investor Class (7),(10)
2019	2,726	$26.91	$50.57	$65,765	0.10%	0.25%	0.04%	32.82%	32.62%
2018	1,963	$20.26	$38.13	$35,745	0.10%	0.25%	1.82%	(5.48%)	(5.63%)
2017	1,819	$21.43	$40.41	$34,376	0.10%	0.25%	1.94%	1.79%	1.63%
2016	3,554	$21.06	$39.76	$67,445	0.10%	0.25%	1.42%	22.57%	22.39%
2015	1,327	$17.18	$32.49	$20,431	0.10%	0.25%	2.88%	2.28%	2.13%
VIP - Emerging Markets
2019	888	$11.62	$11.35	$10,304	0.80%	1.00%	1.52%	28.42%	28.17%
2018	996	$9.05	$8.86	$8,995	0.80%	1.00%	0.45%	(18.66%)	(18.82%)
2017	1,786	$11.13	$10.91	$19,832	0.80%	1.00%	0.87%	46.22%	45.93%
2016	636	$7.61	$7.48	$4,832	0.80%	1.00%	0.47%	2.41%	2.21%
2015	691	$7.43	$7.32	$5,130	0.80%	1.00%	—	(14.46%)	(14.57%)
VIP - Emerging Markets Investor Class
2019	6,197	$15.84	$32.78	$88,074	0.10%	0.25%	1.48%	29.25%	29.06%
2018	6,692	$12.25	$25.40	$73,925	0.10%	0.25%	0.42%	(18.10%)	(18.23%)
2017	9,019	$14.96	$31.06	$122,306	0.10%	0.25%	0.82%	47.17%	46.95%
2016	3,291	$10.17	$21.14	$30,792	0.10%	0.25%	0.50%	2.96%	2.81%
2015	2,809	$9.87	$20.56	$25,612	0.10%	0.25%	0.29%	(10.17%)	(10.31%)
VIP - Floating Rate High Income
2019	984	$11.69	$11.56	$11,497	0.80%	1.00%	5.10%	7.92%	7.70%
2018	1,086	$10.83	$10.73	$11,757	0.80%	1.00%	4.01%	(0.97%)	(1.17%)
2017	552	$10.94	$10.86	$6,042	0.80%	1.00%	2.88%	2.98%	2.78%
2016	599	$10.62	$10.57	$6,357	0.80%	1.00%	4.78%	8.31%	8.09%
2015	362	$9.81	$9.78	$3,556	0.80%	1.00%	1.40%	(0.89%)	(1.09%)
VIP - Floating Rate High Income Investor Class
2019	18,316	$12.15	$12.05	$221,744	0.10%	0.25%	5.15%	8.77%	8.61%
2018	19,898	$11.17	$11.10	$221,610	0.10%	0.25%	3.87%	(0.30%)	(0.45%)
2017	13,864	$11.21	$11.15	$154,974	0.10%	0.25%	3.14%	3.58%	3.43%
2016	11,699	$10.82	$10.78	$126,335	0.10%	0.25%	4.08%	9.05%	8.89%
2015	9,434	$9.92	$9.90	$93,481	0.10%	0.25%	1.55%	(0.19%)	(0.34%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Bond Index (6)
2019	19,688	$11.04	$10.88	$216,927	0.10%	1.00%	2.80%	8.27%	7.30%
2018	5,877	$10.19	$10.14	$59,876	0.10%	1.00%	1.97%	1.95%	1.43	% (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
VIP - Total Market Index (6)
2019	13,379	$11.77	$11.60	$157,128	0.10%	1.00%	1.86%	30.57%	29.39%
2018	7,883	$9.01	$8.97	$70,999	0.10%	1.00%	1.11%	(9.88%)	(10.33	%) (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
VIP - Extended Market Index (6)
2019	5,970	$10.61	$10.46	$63,253	0.10%	1.00%	1.57%	25.76%	24.62%
2018	2,943	$8.44	$8.40	$24,828	0.10%	1.00%	1.05%	(15.60%)	(16.03	%) (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
VIP - International Index (6)
2019	9,754	$10.49	$10.35	$102,195	0.10%	1.00%	3.00%	21.41%	20.32%
2018	4,631	$8.64	$8.60	$40,002	0.10%	1.00%	1.52%	(13.56%)	(14.00	%) (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
VIF - Emerging Markets Equity (9)
2019	3,426	$13.33	$30.48	$64,367	0.10%	1.00%	1.06%	19.47%	18.39%
2018	3,689	$11.16	$25.75	$58,715	0.10%	1.00%	0.45%	(17.55%)	(18.30%)
2017	4,265	$13.53	$31.51	$82,877	0.10%	1.00%	0.75%	34.93%	33.72%
2016	3,873	$10.03	$23.57	$58,823	0.10%	1.00%	0.50%	6.63%	5.67%
2015	3,888	$9.41	$22.30	$58,169	0.10%	1.00%	0.46%	(10.78%)	(11.59%)
VIF - Emerging Markets Debt (9)
2019	6,426	$14.82	$35.80	$118,425	0.10%	1.00%	5.29%	14.14%	13.11%
2018	6,841	$12.98	$31.65	$111,320	0.10%	1.00%	5.68%	(7.04%)	(7.88%)
2017	7,957	$13.96	$34.36	$140,228	0.10%	1.00%	5.47%	9.60%	8.62%
2016	8,069	$12.74	$31.64	$132,122	0.10%	1.00%	5.47%	10.44%	9.45%
2015	8,765	$11.54	$28.91	$130,857	0.10%	1.00%	6.40%	(1.21%)	(2.10%)
VIF - Global Strategist (9)
2019	1,498	$18.36	$19.26	$26,912	0.10%	1.00%	1.85%	17.65%	16.59%
2018	1,617	$15.60	$16.52	$24,752	0.10%	1.00%	1.17%	(6.60%)	(7.44%)
2017	1,827	$16.70	$17.85	$30,066	0.10%	1.00%	1.13%	15.99%	14.95%
2016	1,983	$14.40	$15.53	$28,065	0.10%	1.00%	—	5.47%	4.52%
2015	2,446	$13.65	$14.85	$33,146	0.10%	1.00%	0.94%	(6.49%)	(7.33%)
Invesco - V.I. Global Core Equity (9)
2019	1,222	$19.22	$22.19	$22,977	0.10%	1.00%	1.39%	25.07%	23.95%
2018	1,424	$15.37	$17.90	$21,275	0.10%	1.00%	1.07%	(15.40%)	(16.17%)
2017	1,594	$18.16	$21.36	$28,413	0.10%	1.00%	1.18%	22.78%	21.68%
2016	1,485	$14.79	$17.55	$21,732	0.10%	1.00%	1.03%	6.71%	5.75%
2015	1,583	$13.86	$16.60	$22,052	0.10%	1.00%	2.13%	(1.52%)	(2.41%)
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFF - VT Discovery (9)
2019	508	$60.69	$58.21	$30,664	0.80%	1.00%	—	37.91%	37.63%
2018	556	$44.01	$42.30	$24,362	0.80%	1.00%	—	(7.81%)	(8.00%)
2017	613	$47.73	$45.97	$29,095	0.80%	1.00%	—	28.10%	27.84%
2016	670	$37.26	$35.96	$24,836	0.80%	1.00%	—	6.78%	6.57%
2015	753	$34.90	$33.74	$26,163	0.80%	1.00%	—	(2.25%)	(2.45%)
WFF - VT Opportunity (9)
2019	372	$56.42	$54.12	$20,936	0.80%	1.00%	0.28%	30.41%	30.15%
2018	401	$43.26	$41.59	$17,300	0.80%	1.00%	0.19%	(7.89%)	(8.08%)
2017	436	$46.97	$45.24	$20,366	0.80%	1.00%	0.67%	19.48%	19.24%
2016	475	$39.31	$37.94	$18,622	0.80%	1.00%	2.04%	11.33%	11.11%
2015	529	$35.31	$34.15	$18,603	0.80%	1.00%	0.06%	(3.86%)	(4.05%)
Lazard - Retirement Emerging Markets
2019	6,202	$12.98	$15.87	$95,179	0.10%	1.00%	0.89%	18.24%	17.17%
2018	7,154	$10.98	$13.55	$93,526	0.10%	1.00%	1.91%	(18.40%)	(19.14%)
2017	8,255	$13.45	$16.76	$134,193	0.10%	1.00%	2.00%	28.01%	26.86%
2016	8,248	$10.51	$13.21	$106,380	0.10%	1.00%	1.32%	21.00%	19.91%
2015	8,405	$8.68	$11.01	$90,080	0.10%	1.00%	2.42%	(19.98%)	(20.70%)
PVIT - Commodity Real Return
2019	2,072	$5.90	$5.50	$12,157	0.10%	1.00%	4.45%	11.32%	10.32%
2018	2,581	$5.30	$4.99	$13,614	0.10%	1.00%	2.13%	(14.22%)	(15.00%)
2017	2,403	$6.18	$5.87	$14,782	0.10%	1.00%	11.22%	2.05%	1.13%
2016	2,784	$6.06	$5.80	$16,797	0.10%	1.00%	1.16%	15.04%	14.00%
2015	2,206	$5.27	$5.09	$11,583	0.10%	1.00%	0.52%	(25.78%)	(26.45%)
PVIT - Low Duration
2019	31,716	$11.59	$11.19	$375,004	0.10%	1.00%	2.77%	3.92%	2.99%
2018	33,031	$11.15	$10.87	$376,435	0.10%	1.00%	1.92%	0.24%	(0.67%)
2017	36,840	$11.12	$10.94	$419,605	0.10%	1.00%	1.34%	1.25%	0.34%
2016	40,054	$10.99	$10.91	$451,356	0.10%	1.00%	1.49%	1.30%	0.39%
2015	41,303	$10.85	$10.86	$460,077	0.10%	1.00%	1.23%	0.21%	(0.69%)
PVIT - Real Return
2019	12,678	$12.68	$12.84	$168,297	0.10%	1.00%	1.65%	8.33%	7.35%
2018	13,938	$11.71	$11.96	$171,236	0.10%	1.00%	2.49%	(2.31%)	(3.19%)
2017	15,218	$11.99	$12.36	$191,891	0.10%	1.00%	2.38%	3.55%	2.62%
2016	16,270	$11.57	$12.04	$198,506	0.10%	1.00%	2.26%	5.09%	4.14%
2015	17,049	$11.01	$11.56	$198,549	0.10%	1.00%	1.69%	(2.80%)	(3.68%)
PVIT - Total Return
2019	38,988	$13.40	$13.38	$545,597	0.10%	1.00%	3.01%	8.25%	7.27%
2018	39,177	$12.38	$12.48	$508,311	0.10%	1.00%	2.54%	(0.63%)	(1.53%)
2017	44,067	$12.46	$12.67	$576,035	0.10%	1.00%	2.02%	4.81%	3.87%
2016	44,558	$11.89	$12.20	$557,708	0.10%	1.00%	2.08%	2.57%	1.65%
2015	44,190	$11.59	$12.00	$540,425	0.10%	1.00%	2.41%	0.35%	(0.56%)
Blackrock - Global Allocation V.I.
2019	11,548	$15.09	$14.06	$172,758	0.10%	1.00%	1.13%	17.71%	16.65%
2018	13,045	$12.82	$12.06	$165,898	0.10%	1.00%	0.77%	(7.61%)	(8.45%)
2017	14,634	$13.87	$13.17	$201,650	0.10%	1.00%	1.21%	13.63%	12.61%
2016	14,407	$12.21	$11.69	$174,892	0.10%	1.00%	1.09%	3.85%	2.92%
2015	16,585	$11.76	$11.36	$194,056	0.10%	1.00%	2.03%	(0.97%)	(1.86%)
FTVIP - Templeton Global Bond
2019	7,277	$11.58	$10.80	$83,533	0.10%	1.00%	7.15%	1.91%	0.99%
2018	8,077	$11.37	$10.69	$91,087	0.10%	1.00%	—	1.84%	0.91%
2017	8,978	$11.16	$10.60	$99,518	0.10%	1.00%	—	1.82%	0.91%
2016	9,574	$10.96	$10.50	$104,352	0.10%	1.00%	—	2.84%	1.91%
2015	12,193	$10.66	$10.30	$129,380	0.10%	1.00%	4.77%	(4.40%)	(5.26%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
FTVIP - Franklin U.S. Gov't Securities
2019	5,075	$11.03	$10.29	$55,404	0.10%	1.00%	2.83%	5.12%	4.18%
2018	4,539	$10.50	$9.87	$47,183	0.10%	1.00%	2.67%	0.24%	(0.67%)
2017	5,478	$10.47	$9.94	$56,898	0.10%	1.00%	2.61%	1.24%	0.33%
2016	6,953	$10.34	$9.91	$71,406	0.10%	1.00%	2.54%	0.56%	(0.34%)
2015	5,342	$10.28	$9.94	$54,663	0.10%	1.00%	1.73%	0.37%	(0.53%)

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)  Effective December 1, 2015, VIP Money Market and VIP Money Market Investor Class transitioned to a government money market fund and changed their names to the VIP Government Money Market and VIP Government Money Market Investor Class respectively.

(6)  New Fund. See Note 1

(7)  Fund Name Change. See Note 1

(8)  These portfolios commenced operations effective June 8, 2018.

(9)  During 2017, the following underlying funds were renamed:

Old Name
UIF - Emerging Markets Equity
UIF - Emerging Markets Debt
UIF - Global Strategist
WF AF - Advantage VT Discovery
WF AF - Advantage VT Opportunity
Invesco - Van Kampen Global Core Equity
New Name
VIF - Emerging Markets Equity
VIF - Emerging Markets Debt
VIF - Global Strategist
WFF - VT Discovery
WFF - VT Opportunity
Invesco - V.I. Global Core Equity

(10)  Effective December 18, 2017, redemption fees were removed for all remaining underlying funds. Previously, the following Underlying Funds imposed a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials
VIP - Utilities
VIP - Technology
VIP - Energy
VIP - Health Care
VIP - Consumer Discretionary
VIP - Consumer Staples
VIP - Materials
VIP - Communication Services
VIP - Financial Services
VIP - Industrials Investor Class
VIP - Utilities Investor Class
VIP - Technology Investor Class
VIP - Energy Investor Class
VIP - Health Care Investor Class
VIP - Consumer Discretionary Investor Class
VIP - Consumer Staples Investor Class
VIP - Materials Investor Class
VIP - Communication Services Investor Class
VIP - Financial Services Investor Class

7. Subsequent Events

On March 11, 2020, the World Health Organization ("WHO") declared COVID-19 a pandemic, and national governments have implemented a range of policies and actions to combat it. The extent of the impact of COVID-19 on world economies and the Account are highly uncertain and cannot be predicted at this time. The Account will continue to monitor developments, and their impact on the Account, including its operations, the fair value of investments and estimates reported in the financial statements and accompanying notes.

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contract Owners of Fidelity Investments Variable Annuity Account I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Investments Variable Annuity Account I indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)
Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity Income - Initial Class (1)	Fidelity VIP Equity Income - Investor Class (1)
Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)
Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)
Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)
Fidelity VIP Asset Manager: Growth - Initial Class (1)	Fidelity VIP Asset Manager: Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)
Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)
Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)
Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)
Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)
Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)
Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)
Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)
Fidelity VIP Financial Services - Initial Class (1)	Fidelity VIP Financial Services - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)
Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)
Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)
Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)
Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)
Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)
Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)
Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)
Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)
Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom Lifetime Inc I - Initial Class (1)	Fidelity VIP Freedom Lifetime Inc II - Initial Class (1)
Fidelity VIP Freedom Lifetime Inc III - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)

Annual Report

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)
Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)
Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)
Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)
Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)
Fidelity VIP - Bond Index (2)	Fidelity VIP - Total Market Index (2)	Fidelity VIP - Extended Market Index (2)
Fidelity VIP - International Index (2)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)
Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Wells Fargo VT Discovery Fund - Class 2 (1)
Wells Fargo VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor (1)	PIMCO CommodityRealReturn Strategy Portfolio - Administrative (1)
PIMCO Low Duration Portfolio - Administrative (1)	PIMCO Real Return Portfolio - Administrative (1)	PIMCO Total Return Portfolio - Administrative (1)
Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018

(2) Statement of operations and statement of changes in net assets for the period June 8, 2018 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fidelity Investments Variable Annuity Account I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 24, 2020

We have served as the auditor of one or more of the subaccounts of Fidelity Investments Variable Annuity Account I since 1987.

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.NRR/FIA-ANN-0220

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED FINANCIAL STATEMENTS
for the years ended December 31, 2019, 2018 and 2017

Report of Independent Auditors

To the Board of Directors of Fidelity Investments Life Insurance Company

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company, which comprise the consolidated balance sheets as of December 31, 2019 and 2018, and the related consolidated statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2019.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts April 24, 2020

1

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED BALANCE SHEETS
(in thousands, except share data)

	December 31,
	2019	2018
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $1,262,091 in 2019 and $1,110,289 in 2018)	$1,304,986	$1,084,246
Other investment	717	968
Policy loans	1,459	1,249
Total Investments	1,307,162	1,086,463

Cash and cash equivalents	133,647	413,783
Restricted cash and cash equivalents	24,573	17,817
Accrued investment income	10,910	7,417
Deferred policy acquisition costs	73,703	71,335
Reinsurance deposit and receivables	916,554	971,884
Other assets	21,891	19,120
Net deferred tax asset	41,909	44,495
Separate account assets	34,675,142	28,966,052
Total Assets	37,205,491	31,598,366

LIABILITIES
Future contract and policy benefits	626,142	666,618
Contract holder deposit funds	623,562	640,925
Investment trades payable, net	11,634	230,970
Other liabilities and accrued expenses	63,814	56,617
Income taxes payable	18,886	7,048
Payable to parent and affiliates, net	11,278	10,142
Separate account liabilities	34,675,142	28,966,052
Total Liabilities	36,030,458	30,578,372

Commitments and Contingencies (Note 12)

STOCKHOLDER'S EQUITY
Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive income (loss)	32,306	(15,672)
Retained earnings	1,068,231	961,180
Total Fidelity Investments Life Insurance Company Stockholder's Equity	1,174,915	1,019,886
Noncontrolling interest	118	108
Total Stockholder's Equity	1,175,033	1,019,994
Total Liabilities and Equity	$37,205,491	$31,598,366

The accompanying notes are an integral part of the consolidated financial statements

2

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

	For the years ended December 31,
	2019	2018	2017
REVENUES
Fees charged to contract holders	$117,618	$119,852	$117,300
Fund administration fees (1)	50,601	52,294	52,687
Net investment income	39,670	33,417	27,108
Interest on reinsurance deposit	23,681	24,555	26,151
Premiums, net	8,237	8,161	6,961
Net realized investment gains (losses):
Net realized investment gains (losses) on sales	2,298	(10,084)	(338)
Total net realized investment gains (losses)	2,298	(10,084)	(338)

Total Revenues	242,105	228,195	229,869

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	73,642	81,449	77,346
Contract and policy benefits and expenses	40,516	44,279	46,391
Other expenses	9,469	11,840	17,163

Total Benefits and Expenses	123,627	137,568	140,900

Income before income taxes	118,478	90,627	88,969

Income tax expense	11,887	7,484	58,459

Net Income	106,591	83,143	30,510
Less: Net loss attributable to noncontrolling interest	(913)	(1,177)	(833)
Net Income Attributable to Fidelity Investments Life Insurance Company	$107,504	$84,320	$31,343

Net Income	$106,591	$83,143	$30,510
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses) during the period	58,918	(27,660)	4,077
Reclassification adjustment for net realized (gains) losses included in net income	(2,298)	10,084	338
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(8,642)	267	(1,212)
Other comprehensive income (loss), net of tax	47,978	(17,309)	3,203
Comprehensive Income	154,569	65,834	33,713
Less: Comprehensive loss attributable to noncontrolling interest	(913)	(1,177)	(833)
Comprehensive Income Attributable to Fidelity Investments Life Insurance Company	$155,482	$67,011	$34,546

(1) Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
For the years ended December 31, 2019, 2018, and 2017

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest	Total Stockholder's Equity
Balance at December 31, 2016	$3,000	$71,378	$(1,566)	$845,517	$117	$918,446

Comprehensive income:
Other contributions	—	—	—	—	832	832
Net income (loss)	—	—	—	31,343	(833)	30,510
Other comprehensive income (loss)	—	—	3,203	—	—	3,203

Balance at December 31, 2017	$3,000	$71,378	$1,637	$876,860	$116	$952,991

Comprehensive income:
Other contributions	—	—	—	—	1,169	1,169
Net income (loss)	—	—	—	84,320	(1,177)	83,143
Other comprehensive income (loss)	—	—	(17,309)	—	—	(17,309)

Balance at December 31, 2018	$3,000	$71,378	$(15,672)	$961,180	$108	$1,019,994

Comprehensive income:
Cumulative effect of accounting change related to premium amortization on callable debt securities, net of taxes	—	—	—	(453)	—	(453)
Other contributions	—	—	—	—	923	923
Net income (loss)	—	—	—	107,504	(913)	106,591
Other comprehensive income (loss)	—	—	47,978	—	—	47,978

Balance at December 31, 2019	$3,000	$71,378	$32,306	$1,068,231	$118	$1,175,033

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)

	For the years ended December 31,
	2019	2018	2017
Cash flows provided by (used in) operating activities:
Net income	$106,591	$83,143	$30,510
Adjustments to reconcile net income to cash provided by operating activities:
Amortization and depreciation	1,674	907	1,694
Net realized investment (gains) losses on sales	(2,298)	10,084	338
Provision for deferred taxes	(5,938)	2,719	29,649
Equity loss from investee company	9,469	11,840	8,406
Changes in assets and liabilities:
Accrued investment income	(3,493)	1,477	(781)
Deferred policy acquisition costs, net of amortization	(3,851)	2,186	(2,975)
Future contract and policy benefits, net	57,102	63,445	70,236
Reinsurance deposit and receivables	55,330	60,073	63,743
Payable to parent and affiliates, net	1,136	3,181	(3,418)
Income taxes	11,838	(208)	14,560
Other assets and other liabilities, net	7,737	13,653	1,216

Net cash provided by operating activities	235,297	252,500	213,178

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(505,951)	(613,500)	(541,996)
Proceeds from sales of debt securities	313,346	563,267	429,844
Proceeds from maturities and calls of debt securities	32,664	17,810	30,143
Investment in investee company	(8,901)	(9,296)	(8,725)
Accrued contributions in investee company	595	(1,219)	1,233
Investment trades payable/ receivable, net	(219,336)	230,605	372
Additions to capitalized internal use software	(5,109)	(3,059)	(176)
Change in policy loans	(210)	(16)	256

Net cash provided by (used for) investing activities	(392,902)	184,592	(89,049)

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	1,547,132	1,534,486	1,536,249
Net transfers from separate accounts	528,381	465,934	237,759
Withdrawals from variable annuity contracts	(2,127,725)	(2,059,720)	(1,834,736)
Withdrawals from fixed annuity contracts	(63,563)	(68,003)	(74,022)

Net cash used for financing activities	(115,775)	(127,303)	(134,750)

Net (decrease) increase in cash, cash equivalents, and restricted cash and cash equivalents	(273,380)	309,789	(10,621)

Cash, cash equivalents, and restricted cash and cash equivalents:
Beginning of year	431,600	121,811	132,432
End of year	$158,220	$431,600	$121,811

Supplemental disclosure of cash flow information for non-cash transactions
Charitable donation of debt securities	$—	$—	$(8,757)

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:
The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”). FILI is a wholly-owned subsidiary of FMR LLC.
The Company issues and services certain variable and fixed annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Wells Fargo Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.
The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Basis of Presentation
The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Investments
Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair values that are determined to be other than temporary ("OTTI"), an OTTI is recognized in earnings when either (i) the Company has the intent to sell the debt security or (ii) it is more likely than not the Company will be required to sell the debt security before its anticipated recovery. The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Investments (continued)
Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.
Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.
Cash and Cash Equivalents
The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $113,440 and $404,144 at December 31, 2019, and 2018, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $11,827 and $10,885 at December 31, 2019, and 2018, respectively.
Other Investment
Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting. In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other Expenses in the Consolidated Statements of Comprehensive Income.
Separate Accounts
Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Revenue Recognition
Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.
Future Contract and Policy Benefits
Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 – Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.
The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.
Contract Holder Deposit Funds
Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.
Reinsurance Deposit and Receivables
The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Deferred Policy Acquisition Costs
Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.
The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 10 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.
A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.0% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).
GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.
The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced con    tract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2019, 2018, or 2017.
DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Property and Equipment
Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Software includes certain costs incurred for purchasing and developing software for internal use. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets, generally three years.
Income Taxes
The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.
The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.
The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.
Recent Adoption of Accounting Pronouncements
The Financial Accounting Standards Board ("FASB") issued new guidance for premium amortization on purchased callable debt securities. The guidance requires certain premiums on callable debt securities to be amortized to the initial call date. The Company adopted this guidance effective January 1, 2019, using the modified retrospective approach which did not have a material impact on the consolidated financial statements. A cumulative effect adjustment of $453, net of taxes, was recorded as a decrease to retained earnings.
The FASB issued new guidance permitting a reclassification from accumulated other comprehensive income ("AOCI") to retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act enacted on December 22, 2017. The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The Company elected to early adopt this guidance on January 1, 2018 which did not have a material impact on the consolidated financial statements.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Recent Adoption of Accounting Pronouncements (continued)
The FASB issued new guidance on accounting for leases that results in leases being accounted for as either finance or operating leases. Both leases result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition. The Company adopted this guidance effective January 1, 2019, which had no impact on the consolidated financial statements.
The FASB issued new guidance that eliminates diversity in practice related to the classification of certain cash receipts and payments. The new guidance clarifies the appropriate cash flow statement classification for these items, including the allocation of components of these cash receipts and payments among operating, investing and financing activities. Additionally, in November 2016, the FASB issued new guidance on the classification of restricted cash in the statement of cash flows. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the consolidated financial statements.
The FASB issued new guidance on accounting for financial instruments. Equity investments (apart from equity method entities) are measured at fair value through net income and financial assets and financial liabilities are separately presented by measurement category and form, either on balance sheet or in the notes to financial statements. This new guidance effectively eliminates classification for equity securities. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the consolidated financial statements.
The FASB issued new guidance on revenue recognition which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the consolidated financial statements.
Future Adoption of Accounting Pronouncements
The FASB issued new guidance that replaces the current incurred loss impairment model for financial instruments with a methodology that reflects current expected credit losses. The new guidance requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The current model for other than temporary impairment on AFS debt securities has also been modified to require the recording of an allowance for credit losses instead of a direct reduction to carrying value and to remove the duration of a decline in fair value as a factor in determining a credit impairment. This guidance will be effective for the Company beginning January 1, 2020. The Company has established new processes to implement these changes and does not expect the impact of adoption to be material on the consolidated financial statements.
The FASB issued new guidance that simplifies the accounting for income taxes by eliminating certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences.  The new guidance also simplifies other areas such as accounting for a franchise tax (or similar tax) that is partially based on income.  The new guidance clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill and also clarifies that single-member limited liability companies and similar disregarded entities that are not subject to income tax are not required to recognize an allocation of consolidated income tax expense in their separate financial statements.  The guidance will be effective for the Company beginning January 1, 2021 and early adoption is permitted.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Future Adoption of Accounting Pronouncements (continued)
The FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2024 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.
The FASB issued new guidance which simplifies subsequent measurement of goodwill by eliminating step 2 of the goodwill impairment test which measures the impairment by comparing the implied fair value of goodwill with the carrying amount of goodwill. Under the new guidance, an entity should perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; provided that the impairment charge does not exceed the goodwill allocated to that reporting unit. The guidance will be effective for the Company beginning January 1, 2020. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.
Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.
3. GUARANTEED BENEFITS:
The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.
Guaranteed Minimum Death Benefits (GMDB)
The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.
The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2019	2018
Beginning Balance	$4,210	$4,226
Change in benefit ratio estimate	(1,252)	3,408
Interest on reserve	199	502
Claims paid	(2,528)	(5,684)
Accrual of benefit ratio	1,599	1,758
Ending Balance	$2,228	$4,210

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
The reinsurance recoverables associated with the GMDB were $2,226 and $4,206 at December 31, 2019 and 2018, respectively.
The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 2.2% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

•	The base lapse rate assumption varies from 4.5% to 7.5%, depending on policy duration. The partial withdrawal assumption is 1.9% for all policy durations.

•	The annual lapse rate for anticipated internal replacements is 1.6%.

•	The discount rate is 6.83%.
The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2019 and 2018. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2019	2018
Net deposits paid
Account value	$4,648,410	$4,087,912
Net amount at risk	$77,197	$96,295
Average attained age of contract holders	68	68
Ratchet (highest historical account value at specified anniversary dates)
Account value	$229,346	$206,398
Net amount at risk	$11,319	$27,093
Average attained age of contract holders	73	72
Guaranteed Minimum Withdrawal Benefits (GMWB)
The Company issued a variable annuity contract with a GMWB feature.  The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit ("GWB") value as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday.  The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59½, (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59½.

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2019	2018
Beginning Balance	$2,632	$2,367
Change in benefit ratio estimate	(598)	(24)
Interest on reserve	106	123
Accrual of benefit ratio	115	166
Ending Balance	$2,255	$2,632
For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.
The reinsurance recoverables associated with the GMWB were $2,179 and $2,551 at December 31, 2019, and 2018, respectively.
The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 2.2% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 13½ years from issue and age 59 ½.

•	The mortality assumption is the 2012 IAM Basic Mortality Table with projection scale G2

•	The lapse rate assumption is 5.5%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2019, and 2018:

	Years Ended December 31,
	2019	2018
Account value	$1,620,339	$1,528,640
GWB value	$1,622,488	$1,752,166
Average attained age of contract holders	77	76

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS:
The sources of net investment income were as follows:

	Years Ended December 31,
	2019	2018	2017

Debt securities	$39,916	$28,209	$29,153
Cash and cash equivalents	2,770	1,543	694
Other income	184	6,386	82
Total investment income	42,870	36,138	29,929
Less: investment expenses	3,200	2,721	2,821
Net investment income	$39,670	$33,417	$27,108

Gross realized gains and losses from sales of debt securities were as follows:

	2019	2018	2017

Debt securities:
Gross realized gains	$4,093	$567	$3,098
Gross realized losses	(1,795)	(10,651)	(3,436)
Total realized investment gains (losses)	2,298	$(10,084)	$(338)
Realized investment losses as a result of other-than-temporary impairments in the value of investments were $0 in 2019, 2018, and 2017, respectively. The Company had no debt securities that were non-income producing for 2019 and 2018, respectively. There was no interest foregone by non-income producing securities for 2019, 2018, and 2017, respectively.
Net unrealized investment gains (losses) on debt and equity securities carried at fair value and the related impact on DAC, premium deficiency reserves, and deferred income taxes as of December 31 were as follows:

	December 31,
	2019	2018

Debt securities	$42,894	$(16,043)
DAC, Premium deficiency reserves	(1,847)	470
Deferred income tax benefit (expense)	(8,741)	(99)
	$32,306	$(15,672)

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities that have been in a continuous unrealized loss position as of December 31, 2019, were as follows:

	2019
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$4,554	$(78)	3	$16,336	$(60)	1	$20,890	$(138)	4
States and political subdivisions	251	(1)	1	—	—	—	251	(1)	1
Corporate debt securities	22,388	(41)	10	8,471	(5)	9	30,859	(46)	19
Mortgage and asset-backed securities	781	(1)	1	3,485	(56)	4	4,266	(57)	5
Total	$27,974	$(121)	15	$28,292	$(121)	14	$56,266	$(242)	29

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
States and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	728	(7)	3	4,540	(201)	12	5,268	(208)	15
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$728	$(7)	3	$4,540	$(201)	12	$5,268	$(208)	15
Debt securities that have been in a continuous unrealized loss position as of December 31, 2018, were as follows:

	2018
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$194,489	$(1,210)	11	$194,489	$(1,210)	11
Corporate debt securities	154,352	(2,034)	110	376,890	(8,988)	359	531,242	(11,022)	469
Mortgage and asset-backed securities	1,323	(18)	1	15,688	(284)	14	17,011	(302)	15
Total	$155,675	$(2,052)	111	$587,067	$(10,482)	384	$742,742	$(12,534)	495

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate debt securities	29,019	(1,447)	98	38,245	(3,172)	111	67,264	(4,619)	209
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$29,019	$(1,447)	98	$38,245	$(3,172)	111	$67,264	$(4,619)	209
The Company evaluates declines in fair values below cost for its investments. The Company believes that declines in the fair value of the securities above were temporary as of December 31, 2019, and 2018. The majority of the securities are investment grade debt securities with average fair values of 99% and 98% of amortized cost at December 31, 2019, and 2018, respectively.

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Investments in below investment grade securities have an average fair value of 96% and 94% of amortized cost as of December 31, 2019 and 2018, respectively. The declines in fair value was primarily the result of an increase in interest rates from the securities purchase date.
The amortized cost and fair value of debt securities by type of issuer as of December 31, 2019, were as follows:

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$290,289	$8,616	$(138)	—	$298,767
States and political subdivisions	963	52	(1)	—	1,014
Corporate and other debt securities	955,428	34,578	(254)	—	989,752
Mortgage and asset-backed securities	15,411	99	(57)	—	15,453
Total debt securities	$1,262,091	$43,345	$(450)	—	$1,304,986
The amortized cost and fair value of debt securities by type of issuer as of December 31, 2018, were as follows:

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$378,111	$319	$(1,210)	—	$377,220
Corporate and other debt securities	704,163	782	(15,641)	—	689,304
Mortgage and asset-backed securities	18,015	9	(302)	—	17,722
Total debt securities	$1,100,289	$1,110	$(17,153)	—	$1,084,246
During 2019 and 2018, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.
The amortized cost and fair value of debt securities at December 31, 2019, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$73,364	$73,518
Due after 1 year through 5 years	673,432	692,895
Due after 5 years through 10 years	479,337	500,991
Due after 10 years	20,547	22,129
Mortgage and asset-backed securities	15,411	15,453
	$1,262,091	$1,304,986

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
At December 31, 2019, and 2018, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.
At December 31, 2019, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,792 and $2,834 respectively. At December 31, 2018, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,787 and $2,778 respectively.
During 2017 the Company donated certain appreciated debt securities to an affiliated qualified charitable organization at a fair value of $8,757. This is recorded in other expenses in the Consolidated Statements of Comprehensive Income. There were no donations in 2019 and 2018.
5. VARIABLE INTEREST ENTITIES:
Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796. Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code. IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.
Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021. Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement. LRCH ultimately funds the qualified facility through a 60% membership interest agreement. These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company provided funding payments of $8,901, $9,296, and $8,725, respectively for the years ended December 31, 2019, 2018, and 2017 respectively.
FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits. FMR LLC continues to provide such guarantees subsequent to its contribution of Feedstock to the Company.
Feedstock and LRCH are deemed to be variable interest entities (“VIEs”). A VIE is an entity that either (i) has equity investors that lack controlling financial interest or (ii) does not have sufficient equity to finance its own activities without financial support provided by another entity. If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE. The primary beneficiary has the power to direct the activities of a VIE that impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the VIE that could be potentially significant to the VIE.
The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs. The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity's economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH. The consolidated balances include restricted cash and cash equivalents of $24,573 and $17,817 as of December 31, 2019, and 2018, respectively. These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded as restricted cash and cash equivalents in the Consolidated Balance Sheets.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

5. VARIABLE INTEREST ENTITIES (CONTINUED):
The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2019, and 2018 and for the years ended December 31, 2019, and 2018.

	December 31,
	2019	2018

Total Assets	$2,625	$2,072
Total Liabilities	2,507	1,964
Non controlling equity interest	$118	$108

	Years Ended December 31,
	2019	2018	2017

Total Revenues	$354	$85	$18
Total Expenses	(1,267)	(1,262)	(851)
Net Loss	(913)	(1,177)	(833)
Income tax expense	—	—	—
Net Loss	(913)	(1,177)	(833)
Less: Net loss attributable to non controlling interest	(913)	(1,177)	(833)
Net Income Attributable to Fidelity Investments Life Insurance Company	$—	$—	$—
Non-controlling interest represents ownership interests in LRCH that is not attributable to the Company.
6. FAIR VALUE MEASUREMENTS:
The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•
Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):
The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.
Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.
Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.
The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2019
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$298,767	$—		$298,767
States and political subdivisions	—	1,014	—	1,014
Corporate and other debt securities	—	989,752	—	989,752
Mortgage and asset-backed securities		15,453	—	15,453
Total available-for-sale debt securities	298,767	1,006,219	—	1,304,986
Cash equivalents	113,440	—	—	113,440
Subtotal excluding separate account assets	412,207	1,006,219	—	1,418,426
Separate account assets	34,675,142	—	—	34,675,142
Total	$35,087,349	$1,006,219	$—	$36,093,568

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):

	December 31, 2018
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$377,220	$—	$—	$377,220
Corporate and other debt securities		689,304	—	689,304
Mortgage and asset-backed securities		17,722	—	17,722
Total available-for-sale debt securities	377,220	707,026	—	1,084,246
Cash equivalents	404,144	—	—	404,144
Subtotal excluding separate account assets	781,364	707,026	—	1,488,390
Separate account assets	28,966,052	—	—	28,966,052
Total	$29,747,416	$707,026	$—	$30,454,442
There were no Level 3 assets held by the Company during 2019 or 2018. There were no transfers into or out of Level 3 during 2019 or 2018.
Financial Instruments Not Carried at Fair Value
Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.
The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2019		December 31, 2018
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Other investment	$717	$717	$968	$968
Policy loans	1,459	1,459	1,249	1,249
Reinsurance deposit and receivables	916,554	982,573	971,884	1,013,238

	$918,730	$984,749	$974,101	$1,015,455

Financial Liabilities:
Contract holder deposit funds	$623,562	$690,495	$640,925	$678,625
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
Other Investment
Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):
Policy Loans
Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.
Reinsurance Deposit and Receivables
Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.
Contract Holder Deposit Funds
Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and motality rates versus contract rates.
The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.
7. INCOME TAXES:
The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2019	2018	2017
Current:
Federal	$17,565	$4,477	$28,204
State	260	288	606
	$17,825	$4,765	$28,810
Deferred:
Federal	$(5,880)	$2,506	$29,698
State	(58)	213	(49)
	$(5,938)	$2,719	$29,649

Income tax expense	$11,887	$7,484	$58,459
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

7. INCOME TAXES (CONTINUED):
have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.
Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2019	2018
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$19,629	$19,469
Contract holder reserves	35,070	30,427
Contract holder reserves - Tax Cuts and Jobs Act ("TCJA") Transition Adjustment	(8,827)	(10,446)
Unrealized gains on available-for-sale securities	(9,108)	3,398
Deferred revenue	3,083	3,357
Capital loss carry forward	1,019	1,504
Deferred compensation and retirement benefit plans	1,357	1,008
Other, net	(314)	680
Net deferred tax asset before valuation allowance	41,909	49,397
Valuation allowance	—	(4,902)
Net deferred tax asset after valuation allowance	$41,909	$44,495
Change in valuation allowance for deferred tax assets were as follows:

	Years Ended December 31,
	2019	2018	2017

Beginning balance	$4,902	$—	$—
Additions charged to expense, equity	—	4,902	—
Reductions for recoveries	(4,902)	—	—
Ending balance	$—	$4,902	$—
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2019	2018	2017

Tax provision at U.S. Federal statutory rate	$24,879	$19,032	$31,139
Impact of TCJA	—	—	31,040
Unrecognized tax benefits	11,392	8,874	18,235
Dividends received deduction	(13,935)	(14,516)	(12,072)
IRC 45 tax credit	(8,380)	(10,653)	(7,518)
(Decrease), increase in valuation allowance	(1,504)	1,504	—
Other, net	(565)	3,243	(2,365)
Income tax expense	$11,887	$7,484	$58,459

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

7. INCOME TAXES (CONTINUED):
Effective December 22, 2017, the U.S. enacted tax legislation which is referred to as the Tax Cuts and Jobs Act of 2017 ("TCJA"). The TCJA made significant changes to the Internal Revenue Code effective January 1,2018 including but not limited to (i) reduced the corporate tax rate from 35% to 21%; (ii) prescribed the computation of certain components of the dividends received deduction (iii) provided for the computation of life insurance tax reserves; and (iv) provided for new capitalization percentages and amortization period for deferred acquisition costs.
The Company's net deferred tax asset balances at December 31, 2017 were re-measured using the 21% corporate tax rate under the TCJA as cumulative temporary differences reverse in the future. The re-measurement resulted in a decrease to net deferred tax assets of approximately $31,040.
The effects of tax legislation were recognized in the period of enactment. The Company provided a provisional estimate related to life insurance tax reserves under the TCJA given the complexity of the computation as well as limited technical tax guidance as of December 31, 2017. The Company made additional refinements to income taxes related to the provisional amounts during the year ended December 31, 2018.
At December 31, 2019, the Company had net capital loss carry forwards available to offset against future taxable income of $4,846 that expire in 2023.
The Company paid net federal and state income taxes of $5,987, $4,973, and $14,250 in 2019, 2018, and 2017, respectively.
Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2016. The Company is not currently under examination for the income tax filings in any other jurisdictions.
In 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under Internal Revenue Code Section 45, and certain operating losses, for tax years 2011 and 2012. As a result, the Company’s unrecognized tax benefits as of December 31, 2019 are $39,035 (including $3,360 of interest expense). The Company classifies all interest and penalties as income tax expense. Although the timing of the resolution and/or closure on this matter is uncertain, it is reasonably possible that the balance of the estimated net liability for these uncertain tax positions could significantly change in the next twelve months.
8. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:
Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah for FILI and New York State Insurance Laws for EFILI, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company did not pay any dividends in 2019, 2018 or 2017.
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

8. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):
income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.
Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2019	2018	2017
FILI
Statutory net income	$102,715	$91,296	$73,639
Statutory surplus	$1,061,922	$957,527	$876,053

EFILI
Statutory net income	$9,230	$7,825	$6,431
Statutory surplus	$100,022	$90,200	$83,147
9.     AFFILIATED COMPANY TRANSACTIONS:
The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $33,778, $33,971 and $33,039 in 2019, 2018 and 2017, respectively, under these agreements. These fees are included in Fund administration fees in the Consolidated Statements of Comprehensive Income.
The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the variable annuity contract value each year and compensation for each new first year contract. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $34,607, $33,311, and $32,181 in 2019, 2018 and 2017, respectively.
The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company was reimbursed $18,339, $18,012, and $18,116 in 2019, 2018 and 2017, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses.
The Company entered into agreements with Fidelity Institutional Asset Management Trust Company whereby investment and managerial advice is provided to the Company. The Company incurred charges of $2,125, $1,732, and $1,900 in 2019, 2018 and 2017, respectively, for such services.
The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred charges from FMR LLC and its subsidiaries of $20,397,

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

9.     AFFILIATED COMPANY TRANSACTIONS (CONTINUED):
$23,192, and $29,392 in 2019, 2018 and 2017, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days in accordance with the terms of the respective agreements.
FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $1,106, $1,681, and $1,683 in 2019, 2018 and 2017, respectively.
The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $7,308, $9,355, and $4,937 in 2019, 2018 and 2017, respectively.
The Company participates in FMR LLC’s Retiree Health Reimbursement Plan ("RHRP"), a defined benefit health reimbursement arrangement covering eligible employees. In 2019, 2018 and 2017, FMR LLC accrued a benefit under the RHRP based on an award of three thousand dollars for each eligible full-time employee and one thousand five hundred dollars for each eligible part-time employee, subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC. The Company is allocated expense from FMR LLC associated with the actuarially-derived annual cost of providing these benefits to the Company's employees. For the years ended December 31, 2019, 2018 and 2017, compensation expense related to the RHRP was $206, $203 and $235, respectively.
The Company issued a $300 million unsecured revolving line of credit facility (“LOC Agreement”) to FMR LLC which matures on March 14, 2020. The LOC Agreement may be extended for successive one year periods by mutual agreement of the parties and prior notice to and a lack of objection by the Utah Insurance Department. Under the terms of the LOC Agreement, the Company receives a facility fee of 0.04% per year based on the unused amounts. In addition, the Company receives annual interest on any advances made under the LOC Agreement at LIBOR plus a spread where the spread may change from time to time based on the terms of the LOC Agreement. There were no amounts advanced by the Company as of December 31, 2019. The Company earned $0, $6,310, and $0 of interest and $122, $5, and $0 of facility fees for the years ended December 31, 2019, 2018, and 2017 respectively. Effective March, 2020, the Company and FMR LLC extended the LOC Agreement for one-year.

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

10. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:
Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2019	2018	2017
Underwriting, acquisition and insurance expenses:
Commissions, gross	$34,623	$33,285	$32,181
Compensation and benefits	19,630	21,608	16,947
Capitalization of deferred policy acquisition costs	(4,511)	(4,162)	(4,755)
Amortization of deferred policy acquisition costs	660	6,348	1,780
Rent expenses	2,164	1,201	1,354
Taxes, licenses and fees	1,849	2,390	1,788
General insurance expenses	19,227	20,779	28,051

Total underwriting, acquisition and insurance expenses	$73,642	$81,449	$77,346
Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company decreased amortization by $3,896, increased amortization by $1,008, and decreased amortization by $3,182 in 2019, 2018 and 2017, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.
11. REINSURANCE:
The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.
The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The receivable is accounted for as a deposit asset and is recorded in Reinsurance deposit and receivables. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.3% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.
The Company entered into a 100% coinsurance agreement for its fixed guaranteed income annuity product. Sales of this product were discontinued in May 2008. The receivable has been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies has been accounted for as

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

11. REINSURANCE (CONTINUED):
a deposit liability and recorded in contract holder deposit funds. Under the reinsurance agreement, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts.
The Company is subject to concentration risks related to the two co-insurance agreements. Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	Years Ended December 31,
	2019	2018
Reinsurance deposits and receivables:
Genworth Life Insurance Company	$448,371	$481,052
Principal Life Insurance Company	432,963	452,395

Reinsurance deposits and receivables	$881,334	$933,447

Contract holder deposit funds and future contract and policy benefits	$881,334	$933,447

Interest on reinsurance deposit	$23,125	$24,354

Contract and policy benefits and expenses	$19,622	$20,599
The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and those with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of these reinsurers.
Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2019	2018	2017

Direct life premiums	$13,013	$13,873	$14,269
Reinsurance ceded, net of ceding expense allowance	(4,776)	(5,712)	(7,308)
Net premiums	$8,237	$8,161	$6,961

Direct contract and policy benefits	$77,193	$86,373	$92,343
Reinsurance ceded benefits incurred	(51,627)	(57,625)	(63,258)
Reinsurance costs	14,950	15,531	17,306
Net contract and policy benefits	$40,516	$44,279	$46,391
12. COMMITMENTS AND CONTINGENCIES:
The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

12. COMMITMENTS AND CONTINGENCIES (CONTINUED):
Regulatory Matters
Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13. SUBSEQUENT EVENTS:

On March 27, 2020, H.R. 748, the Coronavirus Aid, Relief, and Economic Security Act, “the CARES ACT”, was signed into legislation which includes tax provisions relevant to businesses that during 2020 will impact taxes related to 2018 and 2019. Some of the significant changes are allowing the five year carryback of net operating losses for 2018-2020, suspension of the 80% limitation of taxable income for net operating loss carryforwards for 2018-2020, and the acceleration of depreciation expense from 2018 and forward on qualified improvement property. The Company is required to recognize the effect on the consolidated financial statements in the period the law was enacted, which is 2020. At this time, for 2018 and 2019, the Company does not expect the impact of the CARES ACT on the Company’s financial position or results of operations to be material.
The spread of COVID-19 is worldwide, dislocating the capital markets and affecting every industry. As of April 24, 2020, the Company has taken steps to protect its employees and maintain business continuity. The Company further believes that its capital and liquidity positions enable it to weather current market volatilities and business disruptions related to the pandemic. However, there is considerable uncertainty around both the severity and the duration of the COVID-19 outbreak, and for that reason the future financial and other impacts of the pandemic cannot reasonably be estimated at this time.
The Company has evaluated subsequent events from the balance sheet date through April 24, 2020 and did not identify any other events that would require adjustments to, or disclosure in, the consolidated financial statements.

28

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

Statements of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2019.

Statements of Operations for Fidelity Investments Variable Annuity Account I for Year Ended December 31, 2019.

Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2019 and 2018.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2019 and 2018.

Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2019 and 2018 and 2017.

Consolidated Statements of Stockholder’s Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2019 and 2018 and 2017.

Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2019 and 2018 and 2017.

Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(2) Not Applicable.

(3) (a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(b) Commission Schedule incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(4) (a) Specimen Variable Annuity Contract incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(b) Specimen Variable Annuity Contract for Use with Sponsored Arrangements incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(c) Endorsement for Qualified Contracts incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(5) (a) Application for Variable Annuity Contract incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(b) Application for Variable Annuity Contract for Use with Sponsored Arrangements incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(6) (a) Articles of Domestication of Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(b) Amended By-laws of Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(7) Form of Reinsurance Agreement - Not Applicable.

(8) Not Applicable

(9)  Legal opinion and consent of Lance A. Warrick, filed herein as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

(11) Not Applicable.

(12) Not Applicable.

(13) Performance Advertising Calculations incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(14) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(b) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(c) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(d) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(e) Form of Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the “Adviser”), incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on August 29, 1997

(f) Form of Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. (“FUND”), and PILGRIM BAXTER & ASSOCIATES, LTD. (“ADVISER”), incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on August 29, 1997

(g) Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”), incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on August 29, 1997

(h) Form of Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the “Fund”); Warburg, Pincus Counsellors, Inc. (the “Adviser”); and Counsellors Securities Inc. incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on August 29, 1997

(i) Form of Distribution Agreement effective as of August 12, 1999 by and among Fidelity Investments Life Insurance Company, Fidelity Brokerage Services LLC and Pacific Guardian Life Insurance Company, Limited., incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 24, 2001

(j) Form of Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Distributor”) and LAZARD RETIREMENT SERIES, INC. (“Fund”) incorporated by reference from Post-Effective Amendment No. 26 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 27, 2006

(k) Form of Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on September 21, 2009

(15) Powers of Attorney

(a)                                     Power of Attorney for William J. Johnson incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(b)                                     Power of Attorney for Norman L. Ashkenas incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(c)                                      Power of Attorney for Peter G. Johannsen incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(d)                                     Power of Attorney for Malcolm MacKay incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(e)                                      Power of Attorney for Kathleen A. Murphy incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(f)                                       Power of Attorney for Rodney R. Rohda incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(g)                                      Power of Attorney for Roger T. Servison incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(h)                                     Power of Attorney for Sriram Subramaniam incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(i)                                         Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(j)                                    Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 39 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 27, 2018

(k)                           Power of Attorney for Jane P. Jamieson incorporated by reference from Post-Effective Amendment No. 39 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 27, 2018

(l)          Power of Attorney for David J. Vargo filed herewith

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

WILLIAM J. JOHNSON, JR., Director and President

NORMAN L. ASHKENAS, Director

JANE P. JAMIESON, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

DAVID J. VARGO, Director

NANCY D. PRIOR, Director

SRIRAM SUBRAMANIAM, Director

Executive Officers Who Are Not Directors

James F. Andrea, Jr.	Head of Client Services & Operations

Richard S. Rowland	Vice President, Channel Development

Miles Mei	Chief Financial Officer & Treasurer

Tamara Bogojevic-Catanzano	Illustration Actuary

Robert K. Leach	Appointed Actuary
Robert G. Regan	Chief Risk Officer
Felicia F. Tierney	Vice President, Human Resources
Sandra Gorham	Vice President, Technology Management
Brian N. Leary	Vice President, Consumer Services Officer & Chief Compliance Officer
Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each of the persons listed in Item 25 is 900 Salem Street, Smithfield, RI 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2020 there were 549 Qualified Contracts and 35,619 Non-qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company.  A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a)  Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, Chief Executive Officer and President
	Kevin M. Barry	Director
	David Canter	Director
	Kathleen Murphy	Director
	Michael Lyons	Chief Financial Officer
	Michael Lyons	Senior Vice President and Treasurer
	Eric C. Green	Assistant Treasurer
	Norman Ashkenas	Chief Compliance Officer

David Forman	Secretary and Chief Legal Officer

(c)  $0.00

The address for each person named in Item 29 is 900 Salem Street, Smithfield, RI 02917.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 900 Salem Street, Smithfield, RI 02917.

Item 31. Management Services

Not applicable

Item 32. Undertakings

(a)                                 Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)                                 Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                                  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)                                 Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)                                  Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 41 to the Registration Statement to be signed on its behalf in the town of Smithfield and the State of Rhode Island, on this 30th day of April, 2020.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Registrant)

By:	FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ *	Attest:	/s/Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 30th day of April, 2020.

Signature	Title

/s/ *		)
William J. Johnson, Jr.	President and Director	)
)
/s/ *		)
Norman L. Ashkenas	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)	By:	/s/ Lance A. Warrick
Kathleen A. Murphy	Director	)		Lance A. Warrick
		)		(Attorney-in-Fact)*
/s/ *		)
Rodney R. Rohda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Malcom MacKay	Director	)
)
/s/ *		)
Jane P. Jamieson	Director	)
)
)
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Nancy D. Prior	Director	)

)
/s/ *		)
Sriram Subramaniam	Director	)	By:	/s/ Lance A. Warrick
		)		Lance A. Warrick
		)		(Attorney-in-Fact)*
/s/ *		)
David J. Vargo	Director	)
)